                                                       (OppenheimerFunds logo)
OFI Tremont Market Neutral Hedge Fund

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Prospectus dated January 2, 2003

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OFI  Tremont  Market   Neutral  Hedge  Fund  seeks  seek   long-term   capital
appreciation  consistent  with  preservation  of capital  while  attempting to generate  positive  returns  over  various  market  cycles.  The Fund seeks to
achieve  this   objective  by  investing   primarily  in  private   investment
partnerships  and  similar  investment  vehicles  that are managed by a select group  of  alternative  asset  managers  employing  various  "market  neutral"
investment  strategies that have  historically  demonstrated a low correlation
to  the  general  performance  of  equity,   debt  and  other  markets.   This
investment  process is often referred to as a multi-manager  or "hedge fund of funds" approach.  OFI  Institutional  Asset  Management,  Inc. (the "Adviser")
is the Fund's  investment  adviser.  Tremont  Partners,  Inc. (the "Investment
Manager"), an affiliate of the Adviser, is the Fund's investment manager.
(continued on next page)

Investing in the Fund's shares of beneficial  interest  ("shares")  involves a high degree of risk.  See "MAIN RISKS OF INVESTING  IN THE FUND"  beginning on page ___.

            Neither  the  Securities  and  Exchange  Commission  nor any state securities  commission has approved or disapproved  these securities or passed upon the adequacy of this prospectus.  Any  representation  to the contrary is a criminal offense.

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                        Price to the         Sales Load        Proceeds to the
                         Public (2)                               Fund (3)
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Per Share (1)        $1,000              None                $1,000
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  Total              $50,000,000         None                $50,000,000
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1. The minimum  initial  investment in the Fund by an investor is  $1,000,000.
Subsequent investments must be at least $100,000.
2. Shares are offered on a best  efforts  basis at a price of $1,000 per share on the date of this  Prospectus  and will be  offered  monthly  thereafter  at price equal to net asset value determined  monthly.  Escrow  arrangements have been made with Citibank, N.A. in connection with the offering of shares.
3. This amount  assumes the sale of all shares  registered  by the Fund in its registration  statement,  and  excludes  initial  organizational  and offering expenses of the Fund, which the Adviser has absorbed.

OppenheimerFunds   Distributor,   Inc.   (the   "Distributor")   acts  as  the
distributor of the Fund's shares on a best efforts  basis,  subject to various conditions.  Shares  are  being  offered  through  the  Distributor  and other brokers  and  dealers  that have  entered  into  selling  agreements  with the
Distributor.  Shares  will be sold  only to  "Qualified  Investors"  that  are
exempt  from  Federal   income  tax.   See   "Investor   Qualifications."   In
addition,  the Adviser may pay up to 20% of its  management fee to brokers and
dealers  for  providing   administrative  services  (See  "Investor  Servicing
Arrangements").

                      OppenheimerFunds Distributor, Inc.

(continued from previous page)

            INVESTMENT   PROGRAM.   The  Fund  will   pursue  its   investment
objective  by  investing  primarily  in private  investment  partnerships  and similar investment  vehicles  ("Portfolio Funds") that are managed by a select group  of  alternative  asset  managers  ("Portfolio  Managers")  that  employ various "market  neutral"  investment  strategies.  Market neutral  investment strategies  seek to  provide  predictable  investment  returns  regardless  of general stock market  movements.  These strategies  encompass a broad range of investment  programs that historically have exhibited a low correlation to the
general  performance  of  equity,   debt  and  other  markets.   They  include
investment  programs that involve the use of hedging and arbitrage  techniques in the equity,  fixed-  income,  currency  and  commodity  markets.  Portfolio
Managers  may  invest and trade in a wide range of  instruments  and  markets, including,  but not limited to, U.S. and non-U.S.  equities and equity-related
instruments,   currencies,  financial  futures,  and  fixed-income  and  other debt-related  instruments.  In  connection  with  their  investment  programs,
Portfolio  Managers  will make use of a variety  of  sophisticated  investment techniques that often involve,  among other things, short sales of securities, the use of leverage  (i.e.,  borrowing  money for  investment  purposes),  and transactions in derivative  securities and other financial instruments such as stock options,  index options,  futures contracts,  and options on futures. In lieu of  investing  in  Portfolio  Funds,  the Fund may on  occasion  retain a
Portfolio  Manager to manage a  designated  portion  of the  Fund's  assets in accordance  with the Portfolio  Manager's  specialized  investment  style.  In that  event,  the Fund may  invest  directly  in  securities  selected  by the
Portfolio   Manager.   The  Fund's   Investment   Manager  will  have  primary
responsibility  for selecting  Portfolio  Managers and determining the portion of the  Fund's  assets to be  allocated  to each  Portfolio  Manager.  It will consider  various criteria in selecting  Portfolio  Managers,  including:  the historical  investment  performance of the Portfolio  Manager;  its reputation and  experience;  the  effectiveness  of  its  risk  management  systems;  its adherence to its stated  investment  philosophy;  the quality and stability of the  Portfolio  Manager's  organization;  and  whether  key  personnel  of the
Portfolio  Manager have  substantial  investments  in the Portfolio  Manager's investment program.

            INVESTMENT  ADVISER.  OFI  Institutional  Asset  Management,  Inc.
(the  "Adviser")  serves as the Fund's  investment  adviser.  The Adviser is a wholly-owned  subsidiary of  OppenheimerFunds,  Inc. ("OFI"). OFI has operated
as  an   investment   adviser  since  January   1960.   OFI   (including   its
subsidiaries)  managed more than $120  billion of assets as of  September  30,
2002.  OFI's  clients  include the  Oppenheimer  mutual funds with more than 7 million shareholder accounts.

            INVESTMENT  MANAGER.   Tremont  Partners,  Inc.  (the  "Investment
Manager"),  an affiliate of the Adviser,  serves as the Fund's sub-adviser and provides  day-to-day  investment  management  services to the Fund, subject to the general  supervision of the Adviser.  Since 1984,  the Investment  Manager
and  its  affiliates  have  provided  alternative  investment  solutions  to a diverse client base,  including  financial  institutions,  mutual funds, other investment  companies,  investment  managers,  ERISA plans, and high net worth individuals.

            RESTRICTIONS  ON TRANSFER.  With very limited  exceptions,  shares of the Fund are not  transferable  and liquidity will be provided only through repurchase  offers  which  may be  made  from  time  to  time  by the  Fund as determined  by the Board of  Trustees  of the Fund (the  "Board")  in its sole discretion.  See "Repurchases of Shares and Transfers."

            REPURCHASES  OF SHARES.  To provide a limited  degree of liquidity to  investors,  the  Fund  from  time to time  may  offer  to  repurchase  its outstanding  shares  pursuant  to  written  tenders by  investors.  Repurchase offers  will be made at such times and on such terms as may be  determined  by the Board in its sole  discretion.  The Adviser expects that it will recommend to the Board that the Fund offer to repurchase  shares as of December 31, 2003 and  thereafter,  four times each year,  as of the last business day of March,
June,  September  and December.  A redemption  fee equal to 1.00% of the value of  shares  repurchased  by the Fund  will  apply if the date as of which  the shares  are to be valued  for  purposes  of  repurchase  is less than one year following the date of a  shareholder's  initial  investment  in the Fund.  See
"Repurchases of  Shares and Transfers."

            MANAGEMENT  FEE.  The Fund will pay the Adviser a monthly fee (the
"Management  Fee") computed at the annual rate of 1.25% of the aggregate value of  outstanding  shares  determined  as of the  last  day of  the  month.  The
Adviser  pays a  monthly  fee to the  Investment  Manager  equal to 50% of the amount  of the  management  fee  earned  by the  Adviser  under  the  Advisory
Agreement.  This fee is  payable  by the  Adviser  and not the Fund.  See "How the Fund is Managed - Advisory Fees."

            INVESTOR   QUALIFICATIONS.   Shares  are  being  offered  only  to
investors  that (i) represent that they are companies  (other than  investment companies)  that have a net worth of more  than  $1,500,000  or that they meet
certain  other  qualification   requirements  ("Qualified  Investors"),   (ii)
represent  that they are U.S.  persons for Federal  income tax  purposes,  and
(iii) are exempt from  Federal  income tax.  See "About Your  Account - How to
Buy Shares - Investor  Qualifications."  The minimum initial investment in the
Fund by any investor is $1,000,000  and the minimum  additional  investment in the Fund by any  investor is  $100,000.  Investors  generally  must hold their shares through the  Distributor or through a broker or dealer that has entered into a selling agreement with the Distributor

                             --------------------

            This  prospectus   concisely   provides  the  information  that  a
prospective  investor should know about the Fund before  investing.  Investors are  advised  to read this  prospectus  carefully  and to retain it for future reference.  Additional  information  about the Fund,  including a statement of additional  information ("SAI") dated January 2, 2003, has been filed with the
Securities  and Exchange  Commission.  The SAI is  available  upon request and without  charge by writing the Fund at the address  above or by calling  (800)
858-9826.  The SAI is  incorporated  by reference into this  prospectus in its entirety.  The  table  of  contents  of the  SAI  appears  on  page 30 of this prospectus.  The SAI, and other  information about the Fund, is also available on the SEC's website  (http://www.sec.gov).  The address of the SEC's Internet site is provided  solely for the  information of prospective  investors and is not intended to be an active link.

            An investment  in the Fund is not a deposit or  obligation  of, or guaranteed or endorsed by, any bank or other insured  depository  institution, and is not insured by the Federal Deposit Insurance  Corporation,  the Federal
Reserve Board or any other government agency.

            You  should  rely  only  on  the  information  contained  in  this prospectus.  The Fund has not authorized  anyone to provide you with different information.  The Fund is not  making an offer of shares in any state or other jurisdiction where the offer is not permitted.

                                      9

                                      1

TABLE OF CONTENTS

A B O U T  TH E  F U ND

Fees and Expenses of the Fund
A Brief Overview of the Fund
Main Risks of Investing in the Fund
      Investment-Related Risks
      Special Investment Instruments and Techniques
      General Risks
      Special Risks of Multi-Manager Structure
Use of Proceeds of the Fund's Offering
The Fund and Its Investments
Other Investment Strategies
How the Fund is Managed

A B O U T  Y O U R  A C C O U N T

How to Buy Shares
      Investor Qualifications
      Distribution Arrangements
o     General Terms
o     Purchase Terms
o     Calculation of Net Asset Value
Repurchases of Shares
      No Right of Redemption
      Repurchases of Shares
      Repurchase Procedures
      Mandatory Redemption by the Fund
Dividends, Capital Gains and Taxes
Additional Information About the Fund
Table of Contents of the Statement of Additional Information
Appendix A:  Investor Certification

A B O U T  T H E  F U N D

Fees and Expenses of the Fund

The Fund pays a variety of expenses directly for management of its assets, administration, and other services.  All shareholders therefore pay those expenses indirectly.  You may also pay an Early Repurchase Fee if  your shares are repurchased by the Fund less than one year after the date of your initial investment.  The following tables are provided to help you understand the fees and expenses you may bear directly (shareholder transaction expenses) or indirectly (annual fund operating expenses) if you buy and hold shares of the Fund.

Shareholder Transaction Expenses

              ------------------------------------------------
                                                     Shares
              ------------------------------------------------
              ------------------------------------------------
              Sales Charge (Load) on purchases        None
              (as % of offering price)
              ------------------------------------------------
              ------------------------------------------------
              Dividend Reinvestment Fees              None
              ------------------------------------------------
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              Early Repurchase Fee (as percentage
              of value of shares  repurchased)       1.00%
              (applies to repurchases less than
              one year after date of initial
              investment)

              ------------------------------------------------

Annual Fund Operating Expenses (deducted from Fund assets):
(computed at the annual rate  indicated of the aggregate  value of outstanding shares determined as of the last day of the month)

   Management Fee.............................................1.25% (1)
   Other expenses...................                          0.35% (2)
   Total Annual Operating Expenses........................... 1.60% (3)
1.    OFI Institutional  Asset Management,  Inc., as the Fund's Adviser,  will use a  portion  of  its  management  fee  (not  to  exceed  20%  of  its management  fee)  to  pay  qualifying  brokers,  dealers  and  financial
      advisers  for  providing   administrative   services  to  their  clients
      invested in the Fund.   See "Investor Servicing Arrangements, " below.

2.    Under  the  terms of an  administration  agreement  with the  Fund,  the
      Adviser  will  provide  certain  administrative  services  to the  Fund,
      including,   among   others,   assisting   in  the  review  of  investor
      applications,  handling  shareholder  inquiries,  and preparing  various
      reports,   communications   and  regulatory  filings  of  the  Fund.  In
      consideration for those administrative  services,  the Fund will pay the
      Adviser  a  monthly  fee  computed  at the  annual  rate of 0.15% of the aggregate value of outstanding  shares  determined as of the last day of each calendar  month (the  "Administration  Fee").  See  "Administrative
      Services," below.

      Does not  include  ongoing  offering  costs  (which are not  expected to exceed 1% of net  assets  annually)  which will be charged to capital as incurred.

3.    The "Other  Expenses" in the table are based,  among other  things,  the fees the Fund would pay if the  Adviser has not  voluntarily  undertaken that the  Fund's  total  expenses  will not  exceed  1.50% of the Fund's average  annual net  assets.  The Adviser  may  terminate  or amend this undertaking  at any time  without  notice  to  shareholders.  After  the
      waiver,   "Other   Expenses"  are  0.25%  and  "Total  Annual  Operating
      Expenses"  are  1.50% as a  percentage  of  average  daily  net  assets.
      Investors  will also  indirectly  bear  expenses at the  Portfolio  Fund
      level.   Portfolio  Managers  typically  charge  Portfolio  Funds  a  1%
      management  fee on average annual net assets,  plus a  performance-based fee  typically  equal to 20% of net profits that exceed both a specified rate of return and any  balance  in a loss  recovery  account,  although actual fees may differ.

      Expenses may vary in the future years. Because the Fund is a new fund with no operating history,  "Other Expenses" are estimates of transfer agent fees, custodial expenses, and accounting and legal expenses among others, based on the Adviser's projections of what those expenses will be in the Fund's first fiscal year.

EXAMPLES.  These examples are intended to help you understand the cost of investing in the Fund. The examples assume that you invest $1,000 in shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you keep your shares.  The second example assumes that your shares are repurchased by the Fund at the end of those periods.  Both examples also assume that your investment has a 5%
return each year and operating expenses remain the same as the expenses in the Annual Fund Operating Expense table above. Based on these assumptions your expenses would be as follows:

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Assuming you do not
tender shares for           1 Year        3 Years
repurchase by the Fund:
-----------------------------------------------------
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                             $16            $51
-----------------------------------------------------

-----------------------------------------------------
Assuming you tender
your shares for
repurchase by the           1 Year        3 Years
Fund:
-----------------------------------------------------
-----------------------------------------------------
                             $16            $51
-----------------------------------------------------

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The examples should not be considered a representation of future expenses, and actual expenses may be greater or less than those shown.
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A Brief Overview of the Fund

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This section summarizes  information that is discussed in more detail later in this  Prospectus.  You should  carefully  read the more detailed  information.
For a detailed  discussion of risks of investing in the Fund,  please refer to
"Main Risks of Investing in the Fund," on page ___
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What is the Fund?  The Fund is a closed-end, management investment company,
organized as a Massachusetts business trust on May 24, 2002.    The Fund is
non-diversified. That means that under the Investment Company Act of 1940, as amended (the "Investment Company Act"), the Fund is not limited in the amount of assets that it may invest in any single issuer of securities.  However, the Fund intends to diversify its assets to the extent required under the
Internal Revenue Code so that it can qualify as a "regulated investment company" for Federal tax purposes.  See "Dividends, Capital Gains and Taxes."

What is the Fund's Investment Objective?   The Fund seeks long-term capital
appreciation consistent with preservation of capital while attempting to generate positive returns over various market cycles.

What  does the Fund  Invest  In?  The Fund  seeks to  achieve  its  investment objective  by  allocating  its assets for  investment  among a select group of alternative  asset  managers  ("Portfolio  Managers")  employing  a variety of
"market neutral" investment  strategies that have historically  demonstrated a low  correlation  to  the  general  performance  of  equity,  debt  and  other markets.  Market neutral  investment  strategies  seek to provide  predictable
investment  returns   regardless  of  general  stock  market  movements.   The
Investment  Manager is  primarily  responsible  for  selecting  the  Portfolio
Managers and  determining  the portion of the Fund's assets to be allocated to each Portfolio Manager,  subject to the general supervision of the Adviser and the  Fund's  Board of  Trustees.  The Fund  will  implement  these  allocation decisions  by  investing  primarily  in private  investment  partnerships  and
similar   investment   vehicles   that  are  managed  by  Portfolio   Managers
("Portfolio  Funds").  Through its  selection of  Portfolio  Funds that pursue varied market neutral  strategies  relative to the general  performance of the equity,  debt and/or other  markets,  the  Investment  Manager  constructs the
Fund's  portfolio  to seek,  in the  aggregate,  positive  investment  returns regardless of general market conditions.

Portfolio Funds in which the Fund will invest may include  private  investment limited partnerships,  joint ventures,  other investment companies and similar entities  managed  by  Portfolio  Managers.  In  addition,  the  Fund  may  on
occasion  retain  one  or  more  Portfolio   Managers  to  manage  and  invest
designated  portions  of the  Fund's  assets  (either  as  separately  managed accounts  or by  creating  separate  investment  vehicles in which a Portfolio
Manager will serve as general  partner of the vehicle and the Fund will be the sole limited  partner).  Any arrangement in which the Fund retains a Portfolio
Manager to manage an account or  investment  vehicle  for the Fund is referred to as a "Portfolio Account."

"Market  neutral"   investment   strategies  employed  by  Portfolio  Managers
encompass a broad range of investment programs,  including those involving the use of hedging and arbitrage techniques in the equity, fixed-income,  currency
and  commodity  markets.   These  investment  programs  employ  a  variety  of
sophisticated  investment  techniques that include,  among other things, short sales of securities,  use of leverage  (i.e.,  borrowing  money for investment purposes),  and  transactions  in derivative  securities  and other  financial instruments  such as stock  options,  index  options,  futures  contracts  and options on futures.  Portfolio  Managers' use of these  techniques  will be an integral part of their investment programs,  and involves significant risks to the Fund.

The  investment  strategies  of the  Portfolio  Managers  may  include,  among others:
o     index arbitrage ;
o     interest rate arbitrage;
o     merger arbitrage;
o     convertible bond and warrant hedging;
o     statistical long/short equity strategies; and
o     pairs trading.

Portfolio Managers using arbitrage  strategies attempt to identify and exploit
pricing   inefficiencies   between  related  instruments  or  combinations  of
instruments.   Sophisticated   mathematical  and  statistical  techniques  and
models  are  used to  attempt  to  identify  relative  value  between  related instruments or combinations of instruments  and to capture  mispricings  among such instruments.  Portfolio Managers pursuing arbitrage  strategies utilize a
variety  of  techniques   and  models,   ranging  from  purely   quantitative,
short-term models to more discretionary  approaches using fundamental research to construct long and short portfolios.

What are the Main  Risks of  Investing  in the Fund?  The Fund is subject to a number of  investment  risks,  described  in "Main Risks of  Investing  in the
Fund,"  below.  In  addition,  shares of the Fund are  subject to  substantial restrictions  on transfer and have  limited  liquidity.  As a result,  you may not be able to sell your Fund shares when you want to (for  example,  in times of adverse  market  conditions)  in order to realize any  unrealized  gains or losses on your Fund shares.  You should  consider an investment in the Fund to be illiquid.

The Fund is a  non-diversified  fund and invests in  Portfolio  Funds that may not have  diversified  investment  portfolios.  Investors  will  bear fees and expenses  at the Fund  level  and also  indirectly  at the  Portfolio  Fund or
Portfolio  Account  level.  Fees and  expenses of the  Portfolio  Funds may be duplicative  of fees  and  expenses  assessed  by the  Fund.  Portfolio  Funds generally will not be registered as investment  companies under the Investment
Company  Act.  The  Investment   Manager  may  have  little  or  no  means  of
independently  verifying  with  certainty  information  provided by  Portfolio
Managers.  The Fund may receive  securities  that are illiquid or difficult to value in connection with withdrawals and distributions from Portfolio Funds.

In view of the risks noted above,  the Fund should be considered a speculative investment and investors  should invest in the Fund only if they can sustain a complete loss of their investment.

No  guarantee or  representation  is made that the  investment  program of the
Fund  or of any  Portfolio  Manager  will  be  successful,  that  the  various
Portfolio  Managers  selected will produce  positive  returns or that the Fund will achieve its investment objective.

Who is the Fund  Designed  For?  The Fund is designed for  investors  that are exempt  from  Federal  income  tax that seek  long-term  capital  appreciation consistent with  preservation of capital while attempting to generate positive returns  over  various  market  cycles.  An  investment  in the Fund  involves substantial  risks,  including the risk that the entire amount invested may be lost.  The Fund  allocates  its assets to  Portfolio  Managers  and invests in
Portfolio  Funds  that  invest  in and  actively  trade  securities  and other financial  instruments using a variety of strategies and investment techniques that may involve  significant  risks.  Various risks are also  associated with an  investment  in the Fund,  including  risks  relating to the  multi-manager structure of the Fund and risks relating to the limited liquidity of shares.

Prospective  investors  should consider the risks and other factors  described below  in  determining  whether  an  investment  in  the  Fund  is a  suitable investment.  However,  the  risks  enumerated  below  should  not be viewed as encompassing  all of the  risks  associated  with an  investment  in the Fund.
Prospective  investors should read this entire prospectus and the statement of additional  information  of the Fund (the  "SAI") and  consult  with their own advisers  before  deciding  whether  to  invest.  In  addition,  as the Fund's investment  program  develops  and changes over time  (subject to  limitations
established  by  the  Fund's  investment   policies  and   restrictions),   an
investment  in the  Fund  may in the  future  be  subject  to  additional  and different risk factors.

How Can an Investor Buy Shares?    The Distributor acts as the distributor of
the Fund's shares on a best efforts basis, subject to various conditions, pursuant to the terms of a General Distributor's Agreement entered into with
the Fund.   Investors may purchase shares directly through the Distributor.
Alternatively, shares may be purchased through brokers or dealers that have entered into selling agreements with the Distributor. The Distributor is an affiliate of the Adviser and the Investment Manager.

Shares are being  offered in an initial  offering.  Subsequent  to the initial offering,  shares will be offered and may be purchased on a monthly basis,  or at such other times as may be determined by the Board.

Share certificates are not available for shares of the Fund.

All investor  funds for the  purchase of shares will be deposited  promptly in an escrow  account  maintained by Citibank,  N.A.,  as escrow  agent,  for the benefit of the  investors.  Funds held in the escrow  account  may be invested in high quality, short-term investments,  and any interest earned on the funds will be paid to  investors  on the date shares are issued.  The full amount of an  investment  is payable in Federal  funds,  which must be  received  by the
Distributor not later than fourteen  calendar days prior to the beginning of a month  if  payment  is made  by  check  or four  business  days  prior  to the beginning  of a month if  payment  is sent by wire.  If  payment is not timely received,  the  investment  will  be made at the  beginning  of the  following month,  provided  that the  investor  certification  described  below has been received by the Distributor.

Before an investor may invest in the Fund,  the  Distributor or the investor's sales  representative  will require a certification  from the investor that it is a Qualified Investor and meets other requirements for investment,  and that the investor will not transfer its shares except in the limited  circumstances permitted  under  the  Funds'  Declaration  of  Trust.  The  form of  investor certification  that  each  investor  will be  asked  to sign is  contained  in
Appendix A of this prospectus.  An investor's  certification  must be received by the Distributor,  along with its payment as described  above,  otherwise an investor's  order will not be accepted.  If the investor's  order is rejected, all monies  submitted  by the  investor  for the  purchase  of shares  will be promptly refunded to the investor.

How Do the Fund's Repurchase Offers Provide  Liquidity?  The Fund from time to time will offer to repurchase  outstanding  shares pursuant to written tenders by  shareholders.  Repurchase  offers  will be made at such  times and on such terms as may be determined by the Board in its sole discretion,  and generally will be  offers  to  repurchase  a  specified  dollar  amount  of  outstanding shares.  A  redemption  fee equal to 1.00% of the value of shares  repurchased by the Fund  will  apply if the date as of which the  shares  are to be valued for purposes of  repurchase  is less than one year  following  the date of the shareholders'  initial  investment in the Fund. If applicable,  the redemption fee will be deducted before payment of the proceeds of a repurchase.

In determining  whether the Fund should  repurchase shares pursuant to written tenders,  the Board will  consider the  recommendations  of the  Adviser.  The
Adviser  expects  that it will  recommend  to the Board that the Fund offer to repurchase  shares as of December 31, 2003,  and  thereafter,  four times each year, as of the last business day of March, June, September and December.

Who Manages the Fund?   OFI Institutional Asset Management, Inc. (the
"Adviser"), a wholly-owned subsidiary of OppenheimerFunds, Inc.,  is the
Fund's investment adviser.  Tremont Partners, Inc. (the "Investment
Manager"), an affiliate of the Adviser, is the Fund's investment manager.
The Investment Manager provides day-to-day investment management services to the Fund, including the selection of Portfolio Managers.

Main Risks of Investing in the Fund

All investments carry risks to some degree. An investment in the Fund involves substantial risks, including the risk that the entire amount invested may be lost.  The Fund allocates its assets to Portfolio Managers and invests in Portfolio Funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques that may involve significant risks.  Various other types of  risks are also associated with an investment in the Fund, including risks relating to the multi-manager structure of the Fund, risks relating to compensation arrangements and risks relating to the limited liquidity of shares.

INVESTMENT-RELATED RISKS

General Economic and Market  Conditions.  The success of the Fund's investment program may be affected by general  economic  and market  conditions,  such as
interest   rates,   availability   of  credit,   inflation   rates,   economic
uncertainty,  changes  in  laws,  and  national  and  international  political
circumstances.   These  factors  may  affect  the  level  and   volatility  of
securities  prices and the liquidity of  investments  held by Portfolio  Funds and Portfolio  Accounts.  Unexpected  volatility or  illiquidity  could impair the Fund's profitability or result in losses.

Highly  Volatile  Markets.  The  prices  of  commodities   contracts  and  all
derivative   instruments,   including  futures  and  options,  can  be  highly
volatile.   Price  movements  of  forwards,   futures  and  other   derivative
contracts  in which a Portfolio  Fund's or Portfolio  Account's  assets may be invested are  influenced  by, among other  things,  interest  rates,  changing supply and demand relationships,  trade, fiscal, monetary and exchange control
programs  and  policies  of  governments,   and  national  and   international
political and economic  events and  policies.  In addition,  governments  from time to time  intervene,  directly  and by  regulation,  in  certain  markets,
particularly  those  in  currencies,   financial   instruments,   futures  and
options.  Such  intervention  often is intended  directly to influence  prices and may,  together  with  other  factors,  cause all of such  markets  to move rapidly in the same  direction  because of, among other things,  interest rate fluctuations.  Portfolio Funds and Portfolio  Accounts are also subject to the risk of the failure of any exchanges on which their  positions trade or of the clearinghouses for those exchanges.

Risks  of  Securities   Activities.   All  securities  investing  and  trading
activities  involve the risk of loss of capital.  While the Investment Manager will  attempt to moderate  these  risks,  there can be no  assurance  that the
Fund's investment  activities will be successful or that shareholders will not
suffer  losses.  The  following   discussion  sets  forth  some  of  the  more
significant risks associated with the Portfolio Managers' styles of investing:

           Equity Securities.  Portfolio Managers'  investment  portfolios may include  long and short  positions  in common  stocks,  preferred  stocks  and convertible securities of U.S. and non-U.S.  issuers.  Portfolio Managers also may invest in depository receipts relating to non-U.S.  securities,  which are subject to the risks affecting  investments in foreign issuers discussed under
"Non-U.S.  Investments,"'  below. Issuers of un-sponsored  Depository Receipts are not obligated to disclose material  information in the United States,  and therefore,  there may be less  information  available  regarding such issuers.
Equity securities  fluctuate in value, often based on factors unrelated to the value  of  the  issuer  of  the  securities,  and  such  fluctuations  can  be pronounced.

      Fixed-Income  Securities.  The value of fixed-income securities in which
Portfolio  Funds and  Portfolio  Accounts  invest  will  change in response to
fluctuations  in  interest  rates.  For  fixed-rate  debt   securities,   when
prevailing  interest rates fall, the values of already-issued  debt securities generally  rise. When interest rates rise, the values of  already-issued  debt securities  generally  fall,  and they may sell at a discount  from their face amount.  In  addition,  the  value  of  certain  fixed-income  securities  can
fluctuate  in  response  to  perceptions  of  credit   worthiness,   political
stability   or   soundness   of  economic   policies.   Valuations   of  other
fixed-income instruments,  such as mortgage-backed  securities,  may fluctuate in  response to changes in the  economic  environment  that may affect  future cash flows.

      Non-U.S.   Investments.   It  is  expected  that  Portfolio   Funds  and
Portfolio  Accounts  will  invest in  securities  of  non-U.S.  companies  and
countries.   Foreign   obligations  have  risks  not  typically   involved  in
domestic  investments.  Foreign investing can result in higher transaction and operating  costs for the Fund.  Foreign  issuers  are not  subject to the same accounting and disclosure  requirements to which U.S.  issuers are subject and consequently,  less information is available to investors in companies located in such countries  than is available to investors in companies  located in the
United States.  The value of foreign  investments  may be affected by exchange control  regulations;  fluctuations in the rate of exchange between currencies and costs associated with currency  conversions;  the potential  difficulty in repatriating  funds;  expropriation or  nationalization of a company's assets;
delays in  settlement of  transactions;  changes in  governmental  economic or monetary  policies  in the U.S. or abroad;  or other  political  and  economic factors.

            Securities of issuers in emerging and developing  markets  present
risks  not  found  in  securities  of  issuers  in  more  developed   markets.
Securities  of  issuers  in  emerging  and  developing  markets  may  be  more difficult to sell at  acceptable  prices and their prices may be more volatile
than  securities  of  issuers  in  more  developed  markets.   Settlements  of
securities  trades in  emerging  and  developing  markets  may be  subject  to greater  delays  than in other  markets so that the Fund might not receive the proceeds  of a  sale  of  a  security  on a  timely  basis.  Emerging  markets generally have less  developed  trading  markets and exchanges,  and legal and accounting  systems.

      Illiquid Portfolio  Investments.  Portfolio Funds and Portfolio Accounts
may invest in securities  that are subject to legal or other  restrictions  on transfer or for which no liquid  market  exists.  The market  prices,  if any, for such  securities  tend to be volatile  and a Portfolio  Fund or  Portfolio
Account  may not be able to sell them when it  desires  to do so or to realize what it perceives  to be their fair value in the event of a sale.  The sale of restricted  and illiquid  securities  often  requires more time and results in higher  brokerage  charges or dealer discounts and other selling expenses than does the sale of  securities  eligible  for  trading  on  national  securities exchanges or in the over-the-counter  markets.  Restricted securities may sell at prices  that are lower  than  similar  securities  that are not  subject to restrictions on resale.

SPECIAL INVESTMENT INSTRUMENTS AND TECHNIQUES

The   Portfolio   Managers  may  utilize  a  variety  of  special   investment
instruments  and  techniques to hedge the  portfolios  of the Portfolio  Funds against  various  risks  (such as changes in interest  rates or other  factors that  affect  security  values)  or  for  non-hedging  purposes  to  pursue  a
Portfolio  Fund's  or  Portfolio   Account's   investment   objective.   These
strategies may be executed  through  derivative  transactions.  Certain of the special investment  instruments and techniques that the Portfolio Managers may use are  speculative  and involve a high degree of risk,  particularly  in the context of non-hedging transactions.

      Derivatives.  Derivatives  are  securities  and  other  instruments  the value or return of which is based on the  performance of an underlying  asset, index,  interest  rate or other  investment.  Derivatives  may be volatile and involve  various  risks,  depending  upon the derivative and its function in a portfolio.  Special  risks may apply to  instruments  that are  invested in by
Portfolio Funds or Portfolio  Accounts in the future that cannot be determined at this  time or until  such  instruments  are  developed  or  invested  in by
Portfolio  Funds or  Portfolio  Accounts.  Certain  swaps,  options  and other derivative  instruments  may be subject to various  types of risks,  including market risk,  liquidity risk, the risk of non-performance by the counterparty, including risks relating to the financial  soundness and  creditworthiness  of the counterparty, legal risk and operations risk.

      Call and Put  Options.  There  are  risks  associated  with the sale and purchase of call and put options.  The seller  (writer) of a call option which is covered (e.g., the writer holds the underlying  security)  assumes the risk of a  decline  in the  market  price  of the  underlying  security  below  the purchase  price of the  underlying  security  less the premium  received,  and gives  up the  opportunity  for  gain on the  underlying  security  above  the exercise  price of the option.  The seller of an uncovered call option assumes the risk of a  theoretically  unlimited  increase  in the market  price of the underlying  security  above the exercise  price of the option.  The securities necessary  to satisfy the exercise of the call option may be  unavailable  for purchase  except at much higher prices.  Purchasing  securities to satisfy the exercise of the call option can itself  cause the price of the  securities  to rise further,  sometimes by a significant  amount,  thereby  exacerbating  the loss.  The  buyer of a call  option  assumes  the risk of  losing  its  entire premium  invested  in the call  option.  The seller  (writer)  of a put option which is covered  (e.g.,  the writer has a short  position  in the  underlying security)  assumes  the  risk  of an  increase  in  the  market  price  of the underlying  security above its short sales price plus the premium received for writing the put  option,  and gives up the  opportunity  for gain on the short position if the underlying  security's price falls below the exercise price of the  option.  The  seller of an  uncovered  put option  assumes  the risk of a decline in the market  price of the  underlying  security  below the  exercise price of the option.  The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

      Hedging  Transactions.  The Portfolio  Managers may utilize a variety of financial  instruments,  such as  derivatives,  options,  interest rate swaps, caps and  floors,  futures  and  forward  contracts  to seek to hedge  against declines in the values of their portfolio  positions as a result of changes in currency  exchange  rates,  certain  changes in the equity  markets and market interest  rates and other  events.  Hedging  transactions  may also  limit the opportunity  for gain if the value of the hedged  portfolio  positions  should increase.  It may not be possible for the Portfolio  Managers to hedge against a change  or event at a price  sufficient  to  protect a  Portfolio  Fund's or
Portfolio  Account's  assets  from  the  decline  in  value  of the  portfolio positions  anticipated as a result of such change. In addition,  it may not be possible  to  hedge  against  certain  changes  or  events  at  all.  While  a
Portfolio  Manager may enter into such transactions to seek to reduce currency exchange  rate and  interest  rate  risks,  or the risks of a  decline  in the equity  markets  generally  or one or more  sectors of the  equity  markets in particular,  or the risks posed by the  occurrence  of certain  other  events, unanticipated  changes in currency or interest  rates or  increases or smaller than expected  decreases in the equity  markets or sectors being hedged or the non-occurrence  of other events  being  hedged  against may result in a poorer overall  performance  for the  Fund  than  if the  Portfolio  Manager  had not
engaged  in  any  such  hedging  transaction.   In  addition,  the  degree  of
correlation  between  price  movements  of the  instruments  used in a hedging strategy  and price  movements  in the  portfolio  position  being  hedged may vary.  Moreover,  for a variety of reasons,  the  Portfolio  Managers  may not seek to establish a perfect  correlation  between such hedging instruments and the portfolio  holdings being hedged.  Such imperfect  correlation may prevent the Portfolio  Managers from  achieving the intended  hedge or expose the Fund to additional risk of loss.

      Counterparty  Credit  Risk.  Many of the markets in which the  Portfolio
Funds or Portfolio Accounts effect their  transactions are  "over-the-counter"
or  "inter-dealer"  markets.  The  participants in these markets are typically not subject to credit  evaluation and  regulatory  oversight as are members of
"exchange  based"  markets.  To the  extent  a  Portfolio  Fund  or  Portfolio
Account  invests  in swaps,  derivative  or  synthetic  instruments,  or other over-the-counter  transactions, on these markets, it is assuming a credit risk with  regard to  parties  with  whom it  trades  and may also bear the risk of settlement  default.  These risks may differ  materially from those associated with  transactions  effected on an  exchange,  which  generally  are backed by clearing organization guarantees,  daily marking-to-market and settlement, and segregation and minimum  capital  requirements  applicable to  intermediaries.
Transactions  entered into directly  between two  counterparties  generally do
not  benefit  from  such  protections.   This  exposes  a  Portfolio  Fund  or
Portfolio  Account  to  the  risk  that  a  counterparty  will  not  settle  a transaction in accordance  with its terms and conditions  because of a dispute over the terms of the  contract  (whether  or not bona  fide) or  because of a credit or  liquidity  problem,  thus causing the  Portfolio  Fund or Portfolio
Account to suffer a loss.  Such  counterparty  risk is accentuated in the case of contracts  with longer  maturities  where  events may  intervene to prevent settlement,  or where a Portfolio Fund or Portfolio  Account has  concentrated its  transactions  with a single or small group of  counterparties.  Portfolio
Funds  and  Portfolio  Accounts  are not  restricted  from  dealing  with  any
particular   counterparty   or  from   concentrating   any  or  all  of  their
transactions  with one counterparty.  However,  the Investment  Manager,  with the intent to diversify,  intends to monitor  counterparty  credit exposure of
Portfolio  Funds and Portfolio  Accounts.  The ability of Portfolio  Funds and
Portfolio   Accounts  to  transact   business   with  any  one  or  number  of
counterparties,   the   lack   of   any   independent   evaluation   of   such
counterparties'  financial  capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

      Leverage;  Interest  Rates;  Margin.  The Fund is  authorized  to borrow money  for  investment  purposes,  to meet  repurchase  requests  and for cash management  purposes.  Portfolio  Funds generally are also permitted to borrow money.  The Fund,  Portfolio  Funds and  Portfolio  Accounts  may  directly or indirectly  borrow  funds  from  brokerage  firms  and  banks.  Borrowing  for investment  purposes is known as  "leverage."  Portfolio  Funds and  Portfolio
Accounts  may also  "leverage"  by using  options,  swaps,  forwards and other
derivative   instruments.   Although  leverage   presents   opportunities  for
increasing  total  investment   return,  it  has  the  effect  of  potentially
increasing  losses as well. Any event that  adversely  affects the value of an investment,  either  directly or indirectly,  by a Portfolio Fund or Portfolio
Account  could be  magnified  to the extent  that  leverage is  employed.  The cumulative effect of the use of leverage,  directly or indirectly, in a market that moves adversely to the  investments of the entity  employing the leverage could  result  in a loss  that  would be  greater  than if  leverage  were not employed.  In  addition,  to the extent that the Fund,  Portfolio  Managers or
Portfolio  Funds borrow  funds,  the rates at which they can borrow may affect the operating  results of the Fund.  Any borrowings by the Fund for investment purposes will be made solely for Portfolio Accounts.

            In general,  the anticipated use of short-term  margin  borrowings by  Portfolio  Funds and  Portfolio  Accounts  results in  certain  additional risks.  For  example,  should the  securities  that are  pledged to brokers to secure  margin  accounts  decline in value,  or should  brokers from which the
Portfolio  Funds or Portfolio Funds have borrowed  increase their  maintenance margin  requirements  (i.e.,  reduce the  percentage of a position that can be financed),  then the Portfolio Funds or Portfolio Accounts could be subject to a "margin call," pursuant to which they must either deposit  additional  funds with the broker or suffer mandatory  liquidation of the pledged  securities to compensate  for the decline in value.  In the event of a  precipitous  drop in the value of the assets of a Portfolio  Fund or  Portfolio  Account,  it might not be able to liquidate  assets quickly enough to pay off the margin debt and might suffer  mandatory  liquidation  of  positions  in a declining  market at relatively  low  prices,  thereby  incurring  substantial  losses.  For  these reasons,  the use of  borrowings  for  investment  purposes  is  considered  a speculative investment practice.

            Short  Selling.   The  Portfolio  Managers  may  engage  in  short
selling.  Short selling  involves  selling  securities  that are not owned and borrowing  the  same  securities  for  delivery  to  the  purchaser,  with  an obligation to replace the borrowed  securities at a later date.  Short selling allows an  investor to profit  from  declines  in market  prices to the extent such  declines  exceed the  transaction  costs and the costs of borrowing  the securities.  A short sale creates the risk of an unlimited  loss, as the price of the underlying  security could  theoretically  increase without limit, thus increasing  the cost of buying those  securities to cover the short  position.
There  can be no  assurance  that the  securities  necessary  to cover a short position will be available for  purchase.  Purchasing  securities to close out the short  position  can  itself  cause the  price of the  securities  to rise further,  thereby  exacerbating the loss. For these reasons,  short selling is considered a speculative investment practice.

            Portfolio  Funds and  Portfolio  Accounts  may also  effect  short sales "against the box." These  transactions  involve selling short securities that are owned (or that a Portfolio  Fund or  Portfolio  Account has the right to obtain).  When a Portfolio  Fund or Portfolio  Account  enters into a short sale  against the box,  it will set aside  securities  equivalent  in kind and
amount  to  the   securities   sold  short  (or   securities   convertible  or
exchangeable  into such  securities) and will hold such  securities  while the short sale is outstanding.  Portfolio Funds and Portfolio  Accounts will incur transaction costs,  including  interest expenses,  in connection with opening, maintaining and closing short sales against the box.

GENERAL RISKS

      Lack of Operating  History.  The Fund is a newly formed entity that does not have any operating  history that  investors can use to evaluate the Fund's investment  performance.  Certain  Portfolio  Funds  may also be newly  formed entities  that have no  operating  histories.  In such cases,  the  Investment
Manager  will have  evaluated  the past  investment  performance  of Portfolio
Managers or their  personnel.  However,  this past investment  performance may not be indicative of the future  results of an investment in a Portfolio  Fund
managed  by  a  Portfolio  Manager.   Although  the  Investment  Manager,  its
affiliates and their  personnel have  considerable  experience  evaluating the performance of alternative  asset managers and providing manager selection and asset allocation services to clients,  the Fund's investment program should be evaluated  on the basis that  there can be no  assurance  that the  Investment
Manager's assessments of Portfolio Managers,  and in turn their assessments of the short-term or long-term  prospects of  investments,  will prove  accurate.
Thus,  the Fund may not achieve its  investment  objective  and the Fund's net asset value may decrease.

      Non-Diversified   Status.  The  Fund  is  "non-diversified"   under  the
Investment  Company Act. That means that the Fund can invest in the securities of a single issuer without limit.  This policy gives the Fund more flexibility to invest in the  obligations of a single borrower or issuer than if it were a
"diversified"  fund.  However,  the Fund intends to diversify its  investments so that  it  will  qualify  as a  "regulated  investment  company"  under  the
Internal  Revenue Code (although it reserves the right not to qualify).  Under that  requirement,  with  respect  to 50% of its  total  assets,  the Fund may invest  up to 25% of its  assets  in the  securities  of any one  borrower  or issuer.  To the extent the Fund invests a relatively  high  percentage  of its assets in the  obligations  of a single issuer or a limited number of issuers, the Fund is  subject  to  additional  risk of loss if those  obligations  lose market  value or the  borrower  or issuer of those  obligations  defaults.  To address  this  risk,  not  more  than 10% of the  Fund's  net  assets  will be allocated to any one Portfolio Manager.

      Industry  Concentration  Risk.  Although the Fund will not invest 25% or more of the  value of its  total  assets in the  securities  (other  than U.S.
Government  securities)  of  issuers  engaged in a single  industry  (but will invest 25% or more of the value of its total  assets in  Portfolio  Funds that pursue market neutral  investment  strategies),  Portfolio Funds generally are
not  subject  to  similar   industry   concentration   restrictions  on  their
investments  and, in some cases,  may invest 25% or more of the value of their total  assets in a single  industry.  Portfolio  Funds are not  subject to the
Fund's other investment policies and restrictions.

      The Fund  will not  invest in a  Portfolio  Fund if, as a result of such investment,  25% or more of the  value  of the  Fund's  total  assets  will be invested in Portfolio Funds that, in the aggregate,  have investment  programs that focus on investing in any single industry.  Nevertheless,  it is possible that, at any given time,  the assets of Portfolio  Funds in which the Fund has
invested   will,  in  the  aggregate,   be  invested  in  a  single   industry
constituting  25% or more of the value of their  combined  total  assets.  The
Fund does not believe that this  situation is likely to occur given the nature of its investment  program.  However,  because these  circumstances may arise, the  Fund  is  subject  to  greater  investment  risk  to  the  extent  that a significant  portion of its assets may at some times be  invested,  indirectly through  Portfolio  Funds in which it invests,  in the  securities  of issuers engaged  in similar  businesses  that are  likely to be  affected  by the same market conditions and other  industry-specific  risk factors.  Portfolio Funds are not generally  required to provide  current  information  regarding  their investments to their  investors  (including the Fund).  Thus, the Fund and the
Investment  Manager may not be able to  determine at any given time whether or the extent to which Portfolio  Funds,  in the aggregate,  have invested 25% or more of their combined assets in any particular industry.

      In addition,  although the Fund reserves the right to invest 25% or more of its total assets in Portfolio Funds that pursue market neutral  strategies, during  periods  of adverse  market  conditions  some or all of the  Portfolio
Funds may temporarily  shift their holdings to short-term  liquid  investments and as a result  the Fund may  temporarily  have  less  than 25% of its  total assets invested in market-neutral strategies.

      If the Fund engages a Portfolio  Manager to manage a Portfolio  Account, then the Fund shall be  required to look  through to the assets of  Affiliated
Portfolio  Funds in  determining  compliance  with the industry  concentration policy.

      Limited  Liquidity;  In-Kind  Distributions.  An  investment in the Fund provides  limited  liquidity  since  shareholders  will not be able to  redeem shares on a daily basis  because the Fund is a closed-end  fund.  In addition, with very limited exceptions, shares are not transferable,  and liquidity will be  provided  only  through  repurchase  offers  made from time to time by the
Fund. An  investment in the Fund is therefore  suitable only for investors who can bear the  risks  associated  with the  limited  liquidity  of  shares  and should be viewed as a long-term investment.

            Payment for  repurchased  shares may require the Fund to liquidate portfolio  holdings  earlier  than  the  Investment  Manager  would  otherwise liquidate these holdings,  potentially  resulting in losses,  and may increase the Fund's portfolio  turnover.  The Adviser and the Investment Manager intend to take  measures  (subject  to such  policies  as may be  established  by the
Board)  to  attempt  to  avoid  or  minimize  potential  losses  and  turnover resulting from the repurchase of shares.
            If a  shareholder  tenders all shares (or a portion of its shares)
in connection  with a repurchase  offer made by the Fund,  that tender may not be rescinded by the shareholder  after the date on which the repurchase  offer terminates.  However,  the value of shares that are  tendered by  shareholders generally will not be determined  until a date  approximately  one month later and will be based on the value of the Fund's  assets as of such later date.  A shareholder  will thus  continue  to bear  investment  risk  after  shares are tendered for  repurchase  and until the date as of which the shares are valued for purposes of  repurchase.  In addition,  a redemption fee equal to 1.00% of the  value of  shares  repurchased  by the Fund  will  apply if the date as of which the shares are to be valued for purposes of  repurchase is less than one year  following  the  date  of the  shareholder's  initial  investment  in the
Fund.

            The Fund expects to distribute  cash to the holders of shares that are  purchased.  However,  there can be no  assurance  that the Fund will have sufficient  cash to pay for shares that are being  repurchased or that it will be able to liquidate  investments at favorable  prices to pay for  repurchased shares.  Although  the Fund does not  generally  intend to make  distributions
in-kind,   under   the   foregoing   circumstances,   and  in  other   unusual
circumstances  where the Board  determines  that making a cash  payment  would result  in a  material  adverse  effect  on the  Fund or on  shareholders  not
tendering   shares  for   repurchase,   shareholders   may   receive   in-kind
distributions  of  investments  from the Fund's  portfolio,  either the Fund's interests  in  Portfolio  Funds  or  securities  held by the  Portfolio  Funds
(valued in accordance with the Fund's  valuation  policies) in connection with the repurchase of shares by the Fund. Any such  distributions  will be made on the  same  basis  to  all  shareholders  in  connection  with  any  particular repurchase  offer. In addition,  a distribution may be made partly in cash and partly  in-kind.  An in-kind  distribution  may consist of securities that are not readily  marketable and may be subject to restrictions on resale,  such as the  Fund's  interests  in  Portfolio  Funds or  certain  securities  owned by
Portfolio Funds.  Shareholders  receiving an in-kind  distribution  will incur costs,  including  commissions,  in disposing of securities that they receive, and in the case of securities  that are not readily  marketable,  shareholders may not be able to sell the  securities  except at prices  that are lower than those  at  which  the  securities  were  valued  by the  Fund  or not  without substantial  delay. For these various reasons,  an investment in the shares is suitable only for  sophisticated  investors.  See  "Repurchases  of Shares and
Transfers."

            Conflicts of Interest.  The Adviser,  the  Investment  Manager and
their  affiliates,  as  well  as  many of the  Portfolio  Managers  and  their respective  affiliates,  provide  investment  advisory  and other  services to clients  other than the Fund and  Portfolio  Funds.  In  addition,  investment
professionals   associated  with  the  Adviser,   the  Investment  Manager  or
Portfolio  Managers may carry on investment  activities for their own accounts and the accounts of family members  (collectively  with other accounts managed
by  the  Adviser,   the  Investment  Manager  and  their  affiliates,   "Other
Accounts").  As a  result  of  the  foregoing,  the  Adviser,  the  Investment
Manager  and  Portfolio  Managers  will be engaged in  substantial  activities other  than on behalf of the Fund and may have  differing  economic  shares in respect of such  activities  and may have  conflicts of interest in allocating
investment  opportunities,   and  their  time,  between  the  Fund  and  Other
Accounts.  Portfolio  Managers may, in pursuing  independently  of one another their respective investment objectives, effect offsetting transactions,  which could result in the Fund bearing  transactional  costs  without  obtaining any benefit.

            However,  it  is  the  policy  of  the  Investment  Manager,   and
generally  also  the  policy  of  the  Portfolio  Managers,   that  investment
decisions for the Fund,  Portfolio  Accounts and Other  Accounts be made based on a consideration  of their  respective  investment  objectives and policies, and other needs and  requirements  affecting each account that they manage and that  investment  transactions  and  opportunities  be fairly  allocated among their clients, including the Fund and Portfolio Funds.

SPECIAL RISKS OF MULTI-MANAGER STRUCTURE

      Portfolio   Funds   generally  will  not  be  registered  as  investment
companies under the Investment Company Act and,  therefore,  the Fund will not have the benefit of various  protections  afforded by the  Investment  Company
Act  with  respect  to  its  investments  in  Portfolio  Funds.  Although  the
Investment   Manager  expects  to  receive  detailed   information  from  each
Portfolio  Manager   regarding  its  investment   performance  and  investment
strategy on a regular basis,  in most cases the Investment  Manager has little or no means of independently  verifying this information.  A Portfolio Manager may use proprietary  investment strategies that are not fully disclosed to the
Investment Manager,  which may involve risks under some market conditions that are not  anticipated by the Investment  Manager.  In addition,  many Portfolio
Managers will not be registered as investment  advisers  under the  Investment
Advisers Act of 1940, as amended (the  "Advisers  Act") in reliance on certain exemptions  from  registration  under  that  act.  In  such  cases,  Portfolio
Managers  will not be  subject to various  disclosure  requirements  and rules that would apply to registered investment advisers.

          Investors  in the  Fund  directly  bear  the  Fund's  expenses,  and indirectly  bear  expenses  of the  Portfolio  Funds and  Portfolio  Accounts, including  performance-based  fees  assessed by  Portfolio  Funds or Portfolio
Accounts.  Similarly,  shareholders  bear a  proportionate  share of the other operating  expenses  of the  Fund  (including  the  Administration  Fee)  and, indirectly,  similar  expenses of the Portfolio Funds and Portfolio  Accounts.
An  investor  who meets the  conditions  imposed  by the  Portfolio  Managers, including  investment  minimums  that  may be  considerably  higher  than  the
$1,000,000  minimum  imposed  by the  Fund,  could  invest  directly  with the
Portfolio Managers.

      Each Portfolio Manager will receive any performance-based  allocation to which it is  entitled  irrespective  of the  investment  performance  of other
Portfolio  Managers  or the  investment  performance  of the  Fund  generally.
Thus, a Portfolio  Manager with positive  investment  performance will receive this allocation from the Fund (and indirectly from  shareholders)  even if the
Fund's  overall  investment  return is negative.  Investment  decisions of the
Portfolio  Managers are made  independently of each other. As a result, at any particular time, one Portfolio  Manager may be purchasing  shares of an issuer for a  Portfolio  Fund or  Portfolio  Account  whose  shares are being sold by another  Portfolio  Manager for another  Portfolio Fund or Portfolio  Account.
In any such situations,  the Fund could  indirectly incur certain  transaction costs without accomplishing any net investment result.

                Since the Fund may make  additional  investments  in or effect
withdrawals   from  a  Portfolio  Fund  only  at  certain  times  pursuant  to limitations  set forth in the governing  documents of the Portfolio  Fund, the
Fund from time to time:  may have to invest a greater  portion  of its  assets temporarily  in  money  market  securities  than it  otherwise  might  wish to invest;  may have to borrow money to repurchase shares; and may not be able to withdraw  its  investment  in a Portfolio  Fund  promptly  after it has made a decision to do so. This may adversely affect the Fund's  investment  return or increase the Fund's expenses.

      Portfolio Funds may be permitted to redeem their shares  in-kind.  Thus, upon the Fund's  withdrawal of all or a portion of its interest in a Portfolio
Fund,  the Fund may  receive  securities  that are  illiquid or  difficult  to value. See  "INVESTMENT-RELATED  RISKS - Illiquid  Portfolio  Investments" and
"DISTRIBUTION  ARRANGEMENTS  -  Calculation  of Net  Asset  Value."  In  these circumstances,  the  Adviser  would seek to dispose of these  securities  in a manner that is in the best interests of the Fund.

      Subject to limitations  imposed by the Investment  Company Act,  neither the Trustees,  the Adviser,  or the Investment  Manager shall be liable to the
Fund or any of the shareholders  for any loss or damage  occasioned by any act or omission in the  performance  of their  respective  services as such in the absence of  willful  misfeasance,  bad faith,  gross  negligence  or  reckless disregard of their duties.

      Portfolio  Account  Allocations.  The Fund may on occasion  allocate its assets to a Portfolio  Manager by retaining the Portfolio  Manager to manage a
Portfolio Account for the Fund, rather than invest in the Portfolio  Manager's
Portfolio  Fund.  It is possible,  given the leverage at which  certain of the
Portfolio  Managers  will trade,  that the Fund could lose more in a Portfolio
Account  that is managed by a particular  Portfolio  Manager than the Fund has allocated  to such  Portfolio  Manager to invest.  This risk may be avoided if the Fund,  instead  of  retaining  a  Portfolio  Manager  to manage a separate account  comprised of a  designated  portion of the Fund's  assets,  creates a separate  investment  vehicle  for which a  Portfolio  Manager  will  serve as general  partner and in which the Fund will be the sole limited  partner.  Use of this  structure,  however,  involves  various  expenses,  and  there  is no requirement  that  separate  investment  vehicles  be  created  for  Portfolio
Accounts.  Portfolio  Funds  that are  Portfolio  Accounts  will be subject to the  investment  policies  and  restrictions  of the  Funds,  as  well  as the provisions of the 1940 Act and the rules thereunder.

      Valuation of  Portfolio  Funds.  In most cases,  the Fund will be unable to verify with  certainty  the  monthly  valuation  received  from a Portfolio
Manager  regarding  a  Portfolio  Fund.  Furthermore,  these  valuations  will typically  be  estimates  only,  subject to revision  based on each  Portfolio
Fund's annual audit.  Revisions to the Fund's gain and loss  calculations will be an ongoing  process,  and no  appreciation  or  depreciation  figure can be considered final until the annual audits of Portfolio Funds are completed.

      Portfolio   Managers  will  generally  invest  primarily  in  marketable securities,  although certain Portfolio  Managers may also invest in privately placed  securities  and other  investments  that are  illiquid and do not have readily  available  market  quotations.  These  securities  will  nevertheless
generally  be  valued  by  Portfolio   Managers,   which  valuations  will  be
conclusive  with  respect to the Fund,  even though  Portfolio  Managers  will generally face a conflict of interest in valuing such  securities  because the values given to the securities  will affect the  compensation of the Portfolio
Managers.  Any such securities  held by a Portfolio  Account will be valued at
their  "fair  value"  as   determined   in  good  faith  by  the  Board.   See
"Distribution Arrangements - Calculation of Net Asset Value," below.

Use of Proceeds of the Fund's Offering

The Fund will invest the net  proceeds of the initial  offering in  accordance with its investment  objective,  investment policies and principal  strategies as soon as  practicable  after the closing of the initial  offering.  Based on current  market  conditions,  the  Adviser  expects  the  Fund  will be  fully invested  within three months.  Pending full investment of the proceeds of the offering in Portfolio  Funds or through  Portfolio  Accounts,  the proceeds of the offering will be invested in high quality, short-term debt securities.

The Fund and Its Investments

What is the Fund's  Investment  Objective?  The Fund seeks  long-term  capital appreciation  consistent  with  preservation  of capital  while  attempting to generate  positive  returns over various market cycles.  Current income is not an  objective.  No  assurance  can be given  that the Fund  will  achieve  its investment objective.

What are the  Fund's  Principal  Investment  Policies?  The Fund  pursues  its investment  objective by allocating its assets for  investment  among a select group of Portfolio  Managers that are alternative  asset managers and employ a variety of "market neutral" investment  strategies.  Market neutral investment strategies  seek to  provide  predictable  investment  returns  regardless  of
general  stock  market   movements.   The  Investment   Manager  is  primarily
responsible  for selecting the Portfolio  Managers and determining the portion of the Fund's  assets to be allocated to each  Portfolio  Manager,  subject to the  general  supervision  of  the  Adviser  and  the  Board.  The  Fund  will implement  these  allocation  decisions  primarily  by  investing in Portfolio
Funds that are  managed  by  Portfolio  Managers  selected  by the  Investment
Manager.

Portfolio  Funds  are  investment  funds,   typically   organized  as  limited
partnerships  or  limited  liability  companies,  that  are  not  required  to register under the  Investment  Company Act because they do not publicly offer their  securities  and are  restricted  as to either the  number of  investors permitted  to  invest  in the  fund  or as to the  qualifications  of  persons eligible to invest  (determined with respect to the value of investment assets held) in the fund.  The typical  Portfolio  Fund will have greater  investment flexibility than  traditional  investment funds (such as mutual funds and most other registered  investment  companies) as to the types of securities  owned, the types of trading  strategies  employed,  and in many cases,  the amount of leverage it may use.

Under normal  market  conditions,  at least 80% of the Fund's net assets (plus the amount of any  borrowings  by the Fund for  investment  purposes)  will be allocated  to  Portfolio  Managers  that pursue  "market  neutral"  investment strategies.  "Market neutral"  investment  strategies  encompass a broad range of investment  programs that  historically have exhibited a low correlation to the  performance of equity,  debt and other markets.  They include  investment programs  involving  use of hedging and  arbitrage  techniques  in the equity, fixed-income,  currency  and  commodity  markets.  These  investment  programs employ a variety of sophisticated  investment  techniques that include,  among other things, short sales of securities,  use of leverage, and transactions in derivative  securities and other financial  instruments such as stock options, index options, futures contracts and options on futures.

How do  Portfolio  Managers  Decide  What  Investments  to Buy  or  Sell?  The
Investment  Manager  takes a  three-tiered  approach to asset  allocation  and
Portfolio  Manager  selection.  Its methodology is premised on the belief that consistent,  superior long-term  performance  necessitates  first, a rigorous,
top-down,   or  macro,  view  of  the  various  alternative   investment  fund
strategies;  second, an in-depth analysis of the types of strategy  attributes
that  best   complement   the   Fund's   investment   objective;   and  third,
identification  of Portfolio  Managers whose investment  styles and historical investment returns and risk characteristics best embody those attributes.

The investment strategies of the Portfolio Managers may include, among others:
o     Index  arbitrage.  This  strategy  involves  investing  in  a  group  of securities  comprising an index, or a representative sample of an index, in order to capture the pricing  differences  that may arise between the index and the component securities.
o     Interest  rate   arbitrage.   This  strategy   seeks  to  exploit  price
      anomalies  between  related  securities  with prices that  fluctuate  in response to interest rate movements.
o     Merger  arbitrage.  This strategy involves  investing  simultaneously in
      long  and  short  positions  in  companies   involved  in  a  merger  or
      acquisition in order to profit from the expected price  movements of the acquiring and target companies.
o     Convertible bond and warrant hedging.  This strategy involves  investing in undervalued  instruments that are convertible into equity  securities and then  hedging  out  systematic  risks  associated  with  either  the convertible instrument, the underlying security or both.
o     Statistical   long/short  equity  strategies.   This  strategy  involves
      constructing  portfolios of offsetting  long and short equity  positions using mathematical or statistical  techniques to identify relative value between long and short positions.
o     Pairs trading.  This is a specific type of equity hedging  strategy that involves  effecting  offsetting  long and short equity  positions in the same industry or sector.

Portfolio Managers using arbitrage  strategies attempt to identify and exploit
pricing   inefficiencies   between  related  instruments  or  combinations  of
instruments.   Sophisticated   mathematical  and  statistical  techniques  and
models  are  used to  attempt  to  identify  relative  value  between  related instruments or combinations of instruments  and to capture  mispricings  among such instruments.  Portfolio Managers pursuing arbitrage  strategies utilize a
variety  of  techniques   and  models,   ranging  from  purely   quantitative,
short-term models to more discretionary  approaches using fundamental research to construct long and short portfolios.

Can the  Fund's  Investment  Objective  and  Policies  Change?  The  Fund's
Board of Trustees can change  non-fundamental  investment  policies without shareholder  approval,  although  significant  changes will be described in amendments  to this  Prospectus.  Fundamental  policies  cannot be  changed without  the  approval  of a  "majority"  (as  defined  in  the  Investment
Company  Act)  of  the  Fund's   outstanding   voting  shares.  The  Fund's
investment  objective is not a fundamental policy.  However,  the objective will not be  changed  without  prior  notice to  shareholders.  Some of the
Fund's investment  restrictions that are fundamental policies are listed in the  Statement  of  Additional  Information.  An  investment  policy is not
fundamental   unless  this   Prospectus  or  the  Statement  of  Additional
Information says that it is.

How are Portfolio  Managers  Selected?  The  Investment  Manager will allocate the Fund's  assets among  available  Portfolio  Managers  that the  Investment
Manager  determines  have  records  of  superior  investment   performance  in
pursuing  market neutral  investment  strategies,  consistent  with the Fund's
goal  of  long-term   capital   appreciation,   while  focusing  on  the  risk
characteristics  of those strategies and the Fund's overall risk exposure.  In doing  so,  the  Investment  Manager  will  seek to  construct  an  investment portfolio  for the Fund in which there is expected to be a low overall  degree of  correlation of the investment  performance  of Portfolio  Managers  across
investment   styles  and  little  or  no   correlation   between  the  overall
performance  of the Fund's  portfolio and the general  performance  of equity, fixed-income  and other  markets.  The  Fund's  structure  and its  investment approach  are intended to provide  investors  several  advantages  over direct investments in private investment funds,  including:  the ability to invest in a professionally  constructed and managed  investment  portfolio;  access to a diverse group of Portfolio  Managers that utilize  varying  investment  styles and  strategies;  and reduced risk  exposure  that comes from  investing  with multiple  Portfolio  Managers that have exhibited low volatility of investment returns and low  correlation to one another.  The Investment  Manager  expects generally to allocate the Fund's  assets to  approximately  10 to 20 Portfolio
Managers.

The  multi-manager  approach  followed by the Fund will involve  allocation of the Fund's assets to Portfolio  Managers that employ  various  market  neutral investment  styles  and  strategies  and will  provide  investors  access to a variety  of  Portfolio  Managers.  The Fund will  invest in  various  types of
Portfolio   Funds   managed   by   Portfolio   Managers,   including   limited
partnerships,   joint  ventures,   other  investment   companies  and  similar
entities.  However,  the Fund may on  occasion  retain  one or more  Portfolio
Managers  to manage  and  invest  designated  portions  of the  Fund's  assets
(either as  separately  managed  accounts or by creating  separate  investment vehicles in which a  Portfolio  Manager  will serve as general  partner of the vehicle and the Fund will be the sole limited  partner).  Any  arrangement  in which the Fund retains a Portfolio  Manager to manage an account or investment vehicle for the Fund is - as  explained  above under "A Brief  Overview of the
Fund:  What  Does  the  Fund  Invest  In?"  -  referred  to  as  a  "Portfolio
Account." The retention of a Portfolio  Manager to manage a Portfolio  Account is subject to the  approval of the Board,  including a majority of the persons comprising the Board (the  "Trustees")  who are not  "interested  persons," as defined by the Investment Company Act, of the Fund (the "Independent  Trustees
"). The  retention  of a Portfolio  Manager will in such cases also be subject to  approval  by  shareholders,  unless the Fund seeks and obtains an order of the Securities  and Exchange  Commission  (the "SEC")  exempting the Fund from
this   requirement.   The  Fund's   participation  in  any  Portfolio  Account
arrangement will be subject to the requirement  that the Portfolio  Manager be registered  as an  investment  adviser  under the Advisers Act, and the Fund's contractual  arrangements  with the  Portfolio  Manager will be subject to the requirements of the Investment  Company Act applicable to investment  advisory contracts, including Section 15 of the Investment Company Act.

Portfolio  Managers  will  be  selected  on the  basis  of  various  criteria, generally  including,  among  other  things,  an  analysis  of: the  Portfolio
Manager's  performance  during  various  time periods and market  cycles;  the
Portfolio Manager's reputation,  experience and training;  its articulation of
and  adherence  to  its  investment   philosophy;   the  presence  and  deemed
effectiveness  of  risk  management  discipline;  on-site  interviews  of  the management  team;  the  quality  and  stability  of  the  Portfolio  Manager's organization,  including internal and external professional staff; and whether key personnel of the Portfolio Manager have substantial  personal  investments in the  Portfolio  Manager's  investment  program.  Although it is the general policy  of the Fund to  allocate  assets  among  Portfolio  Managers  that use market  neutral  strategies,  the  Investment  Manager may  allocate a limited portion  of the Fund's  assets to  Portfolio  Managers  that do not use market neutral  strategies,  but  which  use other  strategies  that have  investment performance  characteristics that have historically been negatively correlated to the equity and fixed-income markets,  generally,  in an attempt to generate a  consistent  return  pattern  with  lower  volatility.  The  Fund  will  not allocate more than 20% of its net assets to these Portfolio Managers.

Can a Portfolio  Manager Be Replaced?  The  Investment  Manager will regularly evaluate each Portfolio  Manager to determine  whether its investment  program is consistent with the Fund's investment  objective and whether its investment performance  is  satisfactory.  Based on  these  evaluations,  the  Investment
Manager  will  allocate  and  reallocate  the Fund's  assets  among  Portfolio
Managers  and  may  terminate  or add  Portfolio  Managers,  as it  determines
appropriate   and   consistent   with   the   Fund's   investment   objective.
Shareholders  will not vote on the  retention  or  termination  of a Portfolio
Manager,  except  that the  retention  of any  Portfolio  Manager  to manage a
Portfolio   Account  will  be  subject  to  the  approval  of  the  Board  and shareholders.  The Fund may seek to obtain an SEC order  exempting it from the requirement that  shareholders  approve  Portfolio  Managers that are retained to manage  Portfolio  Accounts.  However,  no assurance can be given that such an order will be issued.

Limits on Allocating Fund Assets to any One Portfolio  Manager.  Not more than
10% of the Fund's net assets will be allocated to any one  Portfolio  Manager.
In addition,  the Fund will limit its investment position in any one Portfolio
Fund to less than 5% of the Portfolio Fund's  outstanding  voting  securities, absent an SEC order (or assurances  from the SEC staff) under which the Fund's contribution  and  withdrawal  of capital  from a  Portfolio  Fund in which it holds 5% or more of the  outstanding  shares  will not be  subject  to various
Investment Company Act prohibitions on affiliated  transactions.  However,  to permit the investment of more of its assets in certain  Portfolio Funds deemed attractive by the Investment Manager,  and subject to the foregoing limitation that  the  Fund  will  not  purchase  5% or  more  of the  outstanding  voting securities  of any one  Portfolio  Fund,  the  Fund  may  purchase  non-voting securities of Portfolio Funds,  subject to a limitation that the Fund will not purchase  voting  and  non-voting  shares  in a  Portfolio  Fund  that  in the aggregate represent 25% or more of the Portfolio Fund's outstanding equity.

Portfolio  Managers'  Investments.  Portfolio  Managers will generally  invest primarily in marketable  securities,  although certain Portfolio  Managers may also invest in privately  placed  securities  and other  investments  that are illiquid.  Interests in Portfolio  Funds will not themselves be marketable and will only have limited  liquidity.  Portfolio Managers may invest and trade in a wide range of  instruments  and  markets,  including,  but not  limited  to, domestic and foreign  equities  and  equity-related  instruments,  currencies, financial  futures,  and  fixed  income  and other  debt-related  instruments.
Portfolio  Managers  are  generally  not limited as to the markets  (either by location  or  type,  such as large  capitalization,  small  capitalization  or
non-U.S.  markets) in which they may invest or the investment  discipline that they may employ (such as value,  growth or  bottom-up  or top-down  analysis).
In managing  Portfolio  Funds,  Portfolio  Managers will not be subject to the
Fund's  investment  policies and  restrictions or the various  limitations and
prohibitions   applicable  to  investment   companies   registered  under  the
Investment  Company Act,  such as the Fund. As a result,  Portfolio  Funds may involve  additional  risks,  including  those  associated  with the fact  that
Portfolio  Funds  are not  generally  subject  to any  requirements  that they diversify  their  investments or limit their  investments in the securities of issuers engaged in a single  industry or group of industries.  See "Main Risks
of  Investing  in  the  Fund  -  General  Risks  -  Non-Diversified   Status."
However, the Fund's investment policies and restrictions,  and limitations and prohibitions on investments  imposed by the Investment Company Act, will apply in the case of Portfolio Accounts.

Other Investment Strategies.    Portfolio Managers can also use the
investment techniques and strategies described below.  They might not always use all of the different types of techniques and investments described below.  These techniques have risks, although some are designed to help reduce overall investment or market risks.

      Borrowing;  Use of Leverage.  The Fund is authorized to borrow money for investment  purposes,  to meet  repurchase  requests  and for cash  management purposes.  Portfolio  Funds  generally are also  permitted to borrow money for similar  purposes.  The use of borrowings for investment  purposes is known as
"leverage"  and  involves a high degree of risk.  The  investment  programs of certain  Portfolio  Managers may make  extensive  use of  leverage.  See "Main
Risks  of  Investing  in  the  Fund  -  Special  Investment   Instruments  and
Techniques--Leverage; Interest Rates; Margin."

            The Fund is  subject to the  Investment  Company  Act  requirement that an investment  company  satisfy an asset coverage  requirement of 300% of its  indebtedness,  including  amounts  borrowed,  measured  at the  time  the
investment    company   incurs   the   indebtedness   (the   "Asset   Coverage
Requirement").  This  means that the value of the  Fund's  total  indebtedness may not  exceed  one-third  the  value of its  total  assets  (including  such indebtedness).  These  limits  do  not  apply  to  the  Portfolio  Funds  and, therefore,  the  Fund's  portfolio  may be  exposed  to  the  risk  of  highly leveraged  investment  programs of certain Portfolio Funds. The Asset Coverage
Requirement  will apply to  borrowings  by Portfolio  Accounts,  as well as to other  transactions by Portfolio  Accounts that can be deemed to result in the creation of a "senior  security."  Generally,  in conjunction  with investment positions  for  Portfolio  Accounts  that  are  deemed  to  constitute  senior securities,  the Fund must: (i) observe the Asset Coverage  Requirement;  (ii)
maintain  daily a segregated  account in cash or liquid  securities  at such a level  that the  amount  segregated  plus any  amounts  pledged to a broker as collateral  will equal the current value of the position;  or (iii)  otherwise
cover  the  investment   position  with   offsetting   portfolio   securities.
Segregation  of  assets  or  covering  investment  positions  with  offsetting portfolio  securities  may limit a Portfolio  Account's  ability to  otherwise invest those assets or dispose of those securities.

      Short  Selling.   Portfolio  Funds  and  Portfolio   Accounts  may  sell
securities  short.  To effect a short sale,  the  Portfolio  Fund or Portfolio
Account will borrow the security from a brokerage  firm, or other  permissible financial  intermediary,  and make delivery to the buyer.  The Portfolio  Fund or Portfolio  Account  then is  obligated to replace the borrowed  security by purchasing  it at the market  price at the time of  replacement.  The price at such time may be more or less than the  price at which the  security  was sold short by the  Portfolio  Fund or  Portfolio  Account,  which would result in a loss or gain,  respectively.  The use of short sales is a speculative practice and  involves  significant  risks.  See "Main Risks of  Investing  in the Fund
Special Investment Instruments and Techniques--Short Selling."

      Derivatives.  Portfolio  Funds and Portfolio  Accounts may use financial instruments,  known as derivatives, for purposes of hedging portfolio risk and for  non-hedging  purposes.  Examples of  derivatives  include stock  options, index  options,  futures and options on futures.  Transactions  in derivatives involve  certain  risks.  See "Main Risks of Investing  in the Fund  --Special
Investment Instruments and Techniques - Derivatives."

      Short-Term  and  Defensive  Investments.  The Fund will  invest its cash reserves  in  high  quality  short-term  investments.  These  investments  may include money market instruments and other short-term debt obligations,  money
market   mutual   funds,   and   repurchase    agreements   with   banks   and
broker-dealers.  During  periods of  adverse  market or  economic  conditions, the Fund may temporarily invest all or a significant  portion of its assets in these  securities  or hold  cash.  To the  extent  the Fund  invests  in these securities or holds cash, such  investments are  inconsistent  with the Fund's investment objective and the Fund will not achieve its investment objective.

How the Fund Is Managed

General.  The  Fund  is  registered  under  the  Investment  Company  Act as a closed-end,  non-diversified  management  investment  company.  The  Fund  was formed as a  Massachusetts  business trust under the laws of the  Commonwealth of Massachusetts on May 24, 2002 and has no operating history.

The Board of Trustees.  The Fund is governed by a Board of Trustees,  which is responsible  for protecting  the shares of  shareholders  under  Massachusetts law. The Board is elected by shareholders  and meets  periodically  throughout the year to oversee the Fund's business,  review its  performance,  and review the  actions  of the  Manager.  "Trustees  and  Officers  of the  Fund" in the
Statement of Additional  Information  identifies  the Trustees and officers of the Fund (who are  elected by the  Trustees)  and  provides  more  information about them.

The  Adviser.  OFI  Institutional  Asset  Management,   Inc.  (the  "Adviser")
serves as the Fund's investment adviser,  subject to the ultimate  supervision of and  subject to any  policies  established  by the Board,  pursuant  to the terms  of an  investment  advisory  agreement  with the  Fund  (the  "Advisory
Agreement").  Under the Advisory  Agreement,  the Adviser is  responsible  for developing,  implementing and supervising the Fund's investment  program.  The
Adviser is authorized,  subject to the approval of the Board and the Trustees, to  retain  one of its  affiliates  to  provide  any or all of the  investment advisory  services  required  to be  provided  to the  Fund or to  assist  the
Adviser in providing these services.

      The Adviser,  organized in November 2000, is a  wholly-owned  subsidiary of  OppenheimerFunds,  Inc. ("OFI").  OFI has been an investment adviser since
January 1960. OFI and its  affiliates,  including the Adviser,  managed assets of  more  than  $  120  billion  as  of  September  30,  2002,  including  the
Oppenheimer mutual funds, with more than 7 million shareholder  accounts.  OFI and the Adviser are located at 498 Seventh  Avenue,  New York, New York 10018.
OFI is  wholly-owned  by  Oppenheimer  Acquisition  Corp.,  a holding  company ultimately controlled by Massachusetts Mutual Life Insurance Company.

The Investment  Manager.  Tremont Partners,  Inc. (the "Investment  Manager"),
an affiliate of the Adviser,  has been assigned  responsibility  for providing day-to-day  investment  management  services  to  the  Fund,  subject  to  the supervision  of the  Adviser.  Since  1984,  the  Investment  Manager  and its
affiliates have provided alternative  investment solutions to a diverse client
base  including  financial   institutions,   mutual  funds,  other  investment
companies and high net worth  individuals.  These  services  include  tracking and  evaluating  over  2,000  domestic  and  offshore  investment  funds.  The
Investment  Manager and its affiliates were  responsible for the allocation of over $8.4 billion of client assets among  alternative  investment  strategies, as of March 31, 2002. The Investment  Manager is located at 555 Theodore Fremd
Avenue,   Rye,  New  York  10580,  and  since  October  1,  2001  has  been  a majority-owned,  indirect  subsidiary of  Massachusetts  Mutual Life Insurance
Company.

Advisory  Fees. As  compensation  for services  required to be provided by the
Adviser under the Advisory Agreement,  the Fund will pay the Adviser a monthly fee  (the  "Management  Fee")  computed  at the  annual  rate of  1.25% of the aggregate  value of  outstanding  shares  determined as of the last day of the month (before any repurchases of shares).

            The Adviser pays a monthly fee to the Investment  Manager equal to
50% of the amount of the Management Fee earned by the Adviser  pursuant to the
Advisory Agreement. This fee is payable by the Adviser and not the Fund.

Management  Team. The following  personnel of the  Investment  Manager will be the  persons  primarily  responsible  for  selecting  Portfolio  Managers  and allocating the Fund's assets among the Portfolio Managers:

      Sandra L.  Manzke,  Chairperson  and  Co-Chief  Executive  Officer.  Ms.
      -----------------
      Manzke established Tremont Partners,  Inc. in October 1984 after serving as a Principal at Rogers,  Casey & Barksdale,  Inc.,  from 1976 to 1984.
      Ms.  Manzke is a Director  of certain  private  investment  partnerships managed by the Investment  Manager.  From 1974 to 1976, she worked as an independent  consultant at Bernstein  Macauley where she was responsible for  reviewing  the firm's  products.  At Scudder  Stevens & Clark,  she established one of their internal  measurement systems during her tenure as an  investment  manager  from  1969  to  1974.  Ms.  Manzke  holds  a
      Bachelor of Fine Arts from Pratt Institute.

      Robert I. Schulman,  Co-Chief  Executive  Officer.  Mr.  Schulman joined
      ------------------
      the Investment  Manager in 1994.  Prior to that, he was  responsible for
      Smith Barney's $60 billion  Consulting  Services Division and Retail New
      Product  Development.  At  Smith  Barney,  he was also  involved  in all aspects of investment  management and manager selection  processes.  Mr.
      Schulman  founded the Leveraged  Product Division at E.F. Hutton in 1982
      and was responsible for the development of various derivative  products, as well as growth index and financial  futures and options  trading.  In
      1986, he assumed  responsibility for all retail products offered at E.F.
      Hutton.  He is a graduate of New York  University  and received a Master of Business  Administration  degree in Finance  from the Lubin School of
      Business.

      Barry H. Colvin, CFA - President,  Chief Investment Officer.  Mr. Colvin
      --------------------
      directs  Tremont's   alternative   investment  research  and  heads  the
      Investment  Committee.  Prior to joining  Tremont  Advisers in 1999, Mr.
      Colvin  spent  three  years as Vice  President  and Head of  Alternative
      Investments  and then as  Director  of  Research  for  Asset  Consulting
      Group,  Inc. of St. Louis,  Missouri.  From 1995 to 1997, Mr. Colvin was
      a fixed-income  trader for General  American Life, and before that spent two years at  Scottsdale  Securities  as Head of  Business  Development.
      From 1987 to 1994 he worked for Edward D. Jones & Co. in various  roles, eventually  becoming a partner.  Mr.  Colvin  holds a B.A. in  Economics from  the  University  of  Missouri  and is a  holder  of the  Chartered
      Financial Analyst designation.

      Patrick J. Kelly,  CFA - Vice President,  Director of Manager  Research.
      ----------------------
      Mr. Kelly coordinates and structures  Tremont's  alternative  investment research  department.  He  joined  the  firm  in  June  2001.  Prior  to
      Tremont,  Mr.  Kelly  spent  three  years,  from  1998 to 2001,  as Vice
      President  and Risk Manager for Parker Global  Strategies.  From 1995 to
      1998, Mr. Kelly worked as a Senior Portfolio  Analyst at Ferrell Capital
      Management,  and  from  1993 to  1995,  Mr.  Kelly  worked  for  Kidder,
      Peabody,  & Co. as an analyst.  Mr. Kelly has B.S. in Computer  Science,
      Electrical  Engineering  and  Mathematics  from Hofstra  University  and
      M.B.A in  Finance  from the Frank  Zarb  School of  Business  at Hofstra
      University  and  is  a  holder  of  the  Chartered   Financial   Analyst
      designation.
------------------------------------------------------------------------------

      Cynthia J. Nicoll - Vice  President,  Director of Risk  Management.  Ms.
      -----------------
      Nicoll  joined  Tremont  in  December  2000,  with   responsibility  for
      establishing  Tremont's risk  management  capabilities.  Ms. Nicoll came to  Tremont  from  Parker  Global  Strategies,  where  she was  Managing
      Director  of  Strategic  Initiatives.  From 1993 to 1999,  she  designed
      hedge  fund-indexed   structured  products  for  Greenwich  Capital  and
      National  Westminster  Bank PLC. From 1979 to 1993, Ms. Nicoll  marketed
      foreign   exchange,   structured   debt   and   other   financings   for
      Manufacturers  Hanover/Chemical  Bank (now JP Morgan).  Ms. Nicoll has a
      B.A. in American  History from Yale  University and an M.B.A. in Finance and International Business from New York University.

      Suzanne S. Hammond,  Senior Vice  President,  Secretary  and  Treasurer.
      ------------------
      Suzanne   Hammond  is   responsible   for  program   analysis  and  fund
      administration/supervision   of  the  Investment  Manager's  proprietary
      products.  Ms.  Hammond  is  also  responsible  for  certain  investment supervision  clients  and is a Director  of certain  private  investment partnerships  managed by the  Investment  Manager.  Prior to joining the
      Investment  Manager in 1989,  Ms.  Hammond  spent six years with Rogers,
      Casey &  Barksdale,  Inc.  as a Senior  Analyst  responsible  for  major consulting clients.  For five years prior to joining Rogers,  Casey, Ms.
      Hammond served as the liaison representative  managing listed midwestern companies on the New York Stock  Exchange,  Inc. She received a Bachelor of Arts  degree in  Russian  History/Economics  from the  University  of
      North Carolina, Chapel Hill and an A.B.A. from Colby Jr. College.

Investor  Servicing  Arrangements.  The  Adviser  intends  to pay a portion of its  management  fee, not to exceed 20% of its  management  fee, to qualifying
brokers,   dealers  and  financial  advisers  that  provide  ongoing  investor services  and  account  maintenance  services to  shareholders  that are their customers  ("Investor  Service  Providers").  These services include,  but are not limited  to,  handling  shareholder  inquiries  regarding  the Fund (e.g., responding to questions concerning  investments in the Fund, account balances, and  reports  and tax  information  provided  by the Fund);  assisting  in the enhancement  of relations  and  communications  between  shareholders  and the
Fund;  assisting in the establishment and maintenance of shareholder  accounts with  the  Fund;  assisting  in the  maintenance  of Fund  records  containing shareholder information;  and providing such other information and shareholder liaison services as the Advisor may reasonably request.

Administrative  Services.  Under the terms of an administration agreement with the Fund,  the Adviser will  provide  certain  administrative  services to the
Fund,  including,  among  others:  providing  office  space and other  support services and  personnel  as  necessary  to provide such  services to the Fund;
supervising the entities retained by the Fund to provide accounting  services,
investor  services  and  custody  services;   handling  shareholder  inquiries
regarding the Fund,  including but not limited to questions  concerning  their investments in the Fund;  preparing or assisting in the preparation of various reports,  communications and regulatory filings of the Fund;  assisting in the review  of  investor  applications;  monitoring  the  Fund's  compliance  with
Federal  and state  regulatory  requirements  (other  than those  relating  to investment compliance);  coordinating and organizing meetings of the Board and meetings of shareholders and preparing related materials;  and maintaining and preserving  certain books and records of the Fund. In consideration  for these services,  the Fund will pay the Adviser a monthly fee  computed at the annual rate of 0.15% of the aggregate  value of outstanding  shares  determined as of the last day of each calendar month (the "Administration Fee").

Fund Expenses. The Fund will bear its own expenses including,  but not limited to: the Management  Fee; any taxes;  investment-related  expenses  incurred by the  Fund  (e.g.,  management  fees  charged  by the  Portfolio  Managers  and
Portfolio Funds,  costs associated with organizing and operating any Portfolio
Accounts,  placement  fees,  interest  on  indebtedness,  fees  for  data  and software  providers,  research  expenses  and  professional  fees  (including,
without   limitation,   expenses  of  consultants  and  experts)  relating  to
investments);  fees and expenses for accounting and custody services; the fees and expenses of Fund counsel,  legal counsel to the  Independent  Trustees and the Fund's  independent  auditors;  costs  associated with the registration of the Fund,  including  the costs of  compliance  with  Federal  and state laws;
costs  and  expenses  of  holding  meetings  of  the  Board  and  meetings  of shareholders,  including costs associated with  preparation and  dissemination of proxy materials;  the costs of a fidelity bond and any liability  insurance obtained  on behalf of the Fund or the Board;  and such other  expenses as may be approved by the Board.  The Fund will  reimburse the Adviser for any of the above expenses that it pays on behalf of the Fund.

      Ongoing offering costs required by applicable  accounting  principles to be  charged  to  capital  that are  incurred  during a fiscal  period  will be charged to capital for the period.

      The Fund's  organizational  expenses are being borne  voluntarily by the
Adviser. In addition,  initial offering costs will be borne voluntarily by the
Adviser upon commencement of the Fund's operations.

A b o u t   Y o u r   A c c o u n t

How to Buy Shares

Investor Qualifications.

Shares  will be sold  only to  "Qualified  Investors"  that  are  exempt  from
Federal income tax.

          Currently,  "Qualified Investors" include: (i) companies (other than investment  companies)  that  represent  that  they  have a net of  more  than
$1,500,000;  and (ii) persons who have at least  $750,000  under the Adviser's or its  affiliates'  management,  including  any amount  invested in the Fund.
In addition,  shares are offered only to investors  that are U.S.  persons for
Federal  income tax purposes,  as defined  below,  and that represent they are exempt  from  Federal  income  tax.  You must  complete  and sign an  investor certification  that you meet these  requirements  before you may invest in the
Fund.  The form of this investor  certification  is contained in Appendix A of this  prospectus.  The  Fund  will  not be  obligated  to sell to  brokers  or dealers any shares that have not been placed  with  Qualified  Investors  that meet all applicable requirements to invest in the Fund.

            A person is  considered  a U.S.  person  for  Federal  income  tax purposes  if the person is: (i) a citizen or  resident  of the United  States;
(ii) a corporation,  partnership (including an entity treated as a corporation or  partnership  for U.S.  Federal income tax purposes) or other entity (other than an estate or trust)  created  or  organized  under the laws of the United
States, any state therein or the District of Columbia;  (iii) an estate (other than a foreign  estate  defined  in  Section  7701(a)(31)(A)  of the  Internal
Revenue Code of 1986, as amended (the  "Code"));  or (iv) a trust,  if a court
within  the  U.S.  is  able  to   exercise   primary   supervision   over  its
administration  and one or more U.S. persons have the authority to control all substantial decisions of such trust.

Distribution Arrangements

General Terms.  The  Distributor  acts as the distributor of the Fund's shares on a best efforts basis, subject to various conditions,  pursuant to the terms of a General  Distributor's  Agreement  entered into with the Fund. Shares may be purchased  through the  Distributor or through brokers or dealers that have entered  into  selling  agreements  with  the  Distributor.  The  Fund  is not obligated  to sell to a broker or dealer any shares  that have not been placed with Qualified  Investors that meet all applicable  requirements  to invest in the Fund.  The  Distributor  maintains  its  principal  office  at 6803  South
Tucson Way,  Centennial,  Colorado  80112,  and is an affiliate of the Adviser and the Investment Manager.

      Shares  are  being  offered  in an  initial  offering.  The  Distributor expects  to deliver  shares  purchased  in the  initial  offering  on or about
January  2,  2003 or on such  earlier  or later  date as the  Distributor  may determine.  Subsequent  to the  initial  offering,  shares will be offered and may be  purchased  on a  monthly  basis,  or at  such  other  times  as may be determined by the Board.

      Neither the  Distributor  nor any other broker or dealer is obligated to buy from the Fund any of the shares.  There is no minimum  aggregate amount of shares  required to be  purchased  in the initial  offering.  The  Distributor does not  intend  to make a market  in the  shares.  The  Fund has  agreed  to indemnify  the  Distributor  and its  affiliates  and  certain  other  persons against certain liabilities under the Securities Act.

Purchase  Terms.  Shares are being  offered only to Qualified  Investors  that meet all  requirements to invest in the Fund. The minimum  initial  investment in the Fund by an investor is $1,000,000.  Subsequent  investments  must be at least $100,000. These minimums may be modified by the Fund from time to time.

      All investor  funds for the initial  closing of the sale of shares,  and for closings of subsequent  offerings,  will be deposited in an escrow account maintained  by  Citibank,  N.A.  as  escrow  agent  for  the  benefit  of  the investors.  Funds held in the escrow  account may be invested in high quality, short-term  investments,  and any interest earned on the funds will be paid to investors on the date shares are issued.  The full amount of an  investment is payable in Federal funds,  which must be received by the Distributor not later than  fourteen  calendar  days prior to the beginning of a month if payment is made by check or four  business  days  prior  to the  beginning  of a month if payment is sent by wire.

      Before  an  investor  may  invest in the Fund,  the  Distributor  or the
investor's  sales   representative  will  require  a  certification  from  the investor  that it is a Qualified  Investor  and meets other  requirements  for investment,  and that the investor  will not transfer its shares except in the limited  circumstances  permitted under the Funds'  Declaration of Trust.  The form of investor  certification  that each  investor  will be asked to sign is contained in Appendix A of this prospectus.  An investor's  certification must be received by the  Distributor,  along with its payment as  described  above, otherwise an investor's order will not be accepted.

Calculation  of Net Asset Value.  The Fund sells its shares at their  offering price,  which is equal to the "net  asset  value"  per  share.  The net  asset value  of the  Fund  will be  computed  as of the  close  of  business  on the following  days:  (i) the last day of each fiscal  year  (March 31),  (ii) the last day of each taxable year  (December 31), (iii) the day preceding the date as of which any shares of the Fund are purchased,  or (iv) any day as of which the Fund  repurchases  any shares.  The Fund's net asset value is the value of the Fund's assets less its liabilities.

      In  computing  net  asset  value   pursuant  to  "Pricing   Polices  and
Procedures"  adopted  by the  Fund's  Board of  Trustees,  the Fund will value shares in Portfolio Funds at their fair value,  which the Board has determined will  ordinarily  be the values of those shares as determined by the Portfolio
Managers of the Portfolio  Funds in accordance  with policies  established  by the  Portfolio  Funds.  Other  securities  and  assets of the Fund  (including securities and other  investments  held by Portfolio  Accounts) will be valued at market value, if market  quotations are readily  available.  Securities and assets of the Fund for which market  quotations are not readily available will be  valued  at fair  value as  determined  in good  faith  by the  Board or in accordance with the "Pricing  Policies and  Procedures"  adopted by the Board.
Expenses  of the  Fund  and  its  liabilities  (including  the  amount  of any borrowings) are taken into account for purposes of computing net asset value.

      The Fund's  "Pricing  Policies and  Procedures"  are designed to provide the Board with monthly  information from the Portfolio Funds on which the Fund may reliably  determine the value of its  investments  in the Portfolio  Funds and  determine  its net asset value each month.  The Fund  typically  receives information  from the Portfolio  Funds,  as of month-end,  within fifteen (15)
business days after month-end.

      As a  general  matter,  the  fair  value  of the  Fund's  interest  in a
Portfolio  Fund will  represent  the  amount  that the Fund  could  reasonably expect to receive from a Portfolio  Fund if the Fund's  interest were redeemed at the time of valuation,  based on the  information  reasonably  available at the time the valuation is made and that the Fund believes to be reliable.

      In the unlikely  event that the Portfolio Fund does not report its value at the  end of the  month  to the  Fund  on a  timely  basis,  the  Fund  will determine  the fair  value of such  Portfolio  Fund  based on the most  recent value reported by the Portfolio  Fund, as well as other  relevant  information available to the Fund at the time it determines its net asset value.

      Prior to investing in any Portfolio  Fund, the  Investment  Manager will conduct  a due  diligence  review  of the  valuation  methodology  used by the
Portfolio  Fund,  which as a general  matter will utilize  market  values when available,  and otherwise  utilize fair value  principles  that the Investment
Manager  reasonably  believes to be consistent with those used by the Fund for valuing its own investments.

      If, based on relevant  information  available to the Investment  Manager at the time the Fund values its portfolio,  the Investment  Manager  concludes that the value  provided by the  Portfolio  Fund does not  represent  the fair value of the Fund's  interests in the Portfolio  Fund, the Investment  Manager will take steps to  recommend  a fair value for the  Fund's  interests  in the
Portfolio Fund to the Fund's Board for its consideration.

REPURCHASES OF SHARES

NO RIGHT OF REDEMPTION

            No  shareholder  will have the right to require the Fund to redeem shares.  There  is no  public  market  for  shares,  and none is  expected  to develop.  With  very  limited  exceptions,  shares  are not  transferable  and liquidity will be provided only through  limited  repurchase  offers that will be made from time to time by the Fund.  Any  transfer  of shares in  violation of the Fund's  Declaration  of Trust will not be  permitted  and will be void.
Consequently,  shareholders  may  not be able to  liquidate  their  investment other  than as a result of  repurchases  of shares by the Fund,  as  described below. For information on the Fund's policies  regarding  transfers of shares, see "Repurchases and Transfers of Shares--Transfers of Shares" in the SAI.

REPURCHASES OF SHARES

      The Fund from time to time will offer to repurchase  outstanding  shares pursuant to written tenders by  shareholders.  Repurchase  offers will be made at such times and on such terms as may be  determined by the Board in its sole discretion,  and  generally  will be offers to  repurchase a specified  dollar amount of  outstanding  shares.  The  Fund's  shares  will not be  listed  for trading  on a  securities  exchange.  A  redemption  fee equal to 1.00% of the value of shares  repurchased  by the Fund  will  apply if the date as of which the shares are to be valued for purposes of  repurchase  is less than one year following  the date of the  shareholder's  initial  investment in the Fund. If applicable,  the  redemption  fee  will  be  deducted  before  payment  of the proceeds of a repurchase.

      Board   Considerations.   In   determining   whether   the  Fund  should
repurchase  shares  pursuant to written  tenders,  the Board will consider the recommendations of the Adviser.  The Adviser expects that it will recommend to the Board that the Fund offer to  repurchase  shares as of December  31, 2003, and thereafter,  four times year, as of the last business day of March,  June,
September and December.  The Fund  anticipates  that the Board will limit each repurchase to no more than 25% of the Fund's total assets,  although the limit for any one repurchase may be lower.

            The Board will also consider the following factors,  among others, in making its determination:

o     whether any shareholders have requested to tender shares to the Fund;

o     the liquidity of the Fund's assets;

o     the investment plans and working capital requirements of the Fund;

o     the relative economies of scale with respect to the size of the Fund;

o     the history of the Fund in repurchasing shares or portions thereof;

o     the economic condition of the securities markets; and

o     the   anticipated   tax   consequences  to  the  Fund  of  any  proposed
                  repurchases of shares or portions thereof.

            The Board will  determine  that the Fund  repurchase  shares  from shareholders  pursuant to written  tenders only on terms the Board  determines to be fair to the Fund and  shareholders.  When the Board  determines that the
Fund will make a  repurchase  offer,  notice of that offer will be provided to
each   shareholder   describing  the  terms  of  the  offer,   and  containing
information  that  shareholders  should consider in deciding whether to tender
Shares  for  repurchase.  Shareholders  who are  deciding  whether  to  tender shares  during the period that a repurchase  offer is open may  ascertain  the estimated  net asset value of their shares from the Adviser  during the period the offer remains open.

      Cash  Payment  vs.  In-Kind  Securities  Distribution.  When  shares are
repurchased   by  the  Fund,   shareholders   will   generally   receive  cash
distributions  equal to the value of the  shares  repurchased,  less the Early
Repurchase  Fee, if applicable.  However,  in the sole discretion of the Fund, the  proceeds  of  repurchases  of shares may be paid pro rata by the  in-kind distribution  of  securities  held by the Fund,  or partly in cash and  partly in-kind.  The Fund does not expect to distribute  securities in-kind except in unusual  circumstances,  such as in the unlikely  event that the Fund does not have  sufficient  cash to pay for shares that are  repurchased  or if making a cash  payment  would  result in a  material  adverse  effect on the Fund or on shareholders  not tendering shares for repurchase.  See "Risk  Factors--General
Risks."  Repurchases  will be effective  after  receipt and  acceptance by the
Fund of all eligible written tenders of Shares.

      Gain or Loss on Sale of Shares.  A shareholder  that tenders  shares and who is subject to federal,  state or local  income tax will  generally  have a taxable  event  when  the  shares  are  repurchased.  Gain,  if  any,  will be recognized  by a tendering  shareholder  only as and after the total  proceeds received by the  shareholder  exceed the  shareholder's  adjusted tax basis in the shares.  A loss, if any, will be recognized only after the shareholder has received  full  payment  under the  promissory  note that will be given to the shareholder prior to the Fund's payment of the repurchase amount.

REPURCHASE PROCEDURES

      Due to liquidity  restraints  associated with the Fund's  investments in
Portfolio  Funds  and the fact  that the Fund may have to  effect  withdrawals from  those  funds  to pay  for  shares  being  repurchased,  it is  presently expected that,  under the  procedures  applicable to the repurchase of shares, shares will be valued for purposes of determining  their  repurchase  price as of a date  approximately  one month after the date by which  shareholders must submit a  repurchase  request  (the  "Valuation  Date") and that the Fund will generally pay the value of the shares  repurchased (or as discussed below, 95%
of  such  value  if  all  shares  owned  by  a  shareholder  are  repurchased)
approximately  one  month  after  the  Valuation  Date.  This  amount  will be subject  to  adjustment  upon  completion  of the  annual  audit of the Fund's financial  statements  for the fiscal year in which the repurchase is effected
(which it is expected  will be completed  within 60 days after the end of each fiscal  year).  If all shares  owned by a  shareholder  are  repurchased,  the shareholder  will  receive an initial  payment  equal to 95% of the  estimated value of the shares and the balance due will be  determined  and paid promptly after completion of the Fund's audit and will be subject to audit adjustment.

            Under these  procedures,  shareholders will have to decide whether to tender their shares for  repurchase  without the benefit of having  current information  regarding  the  value of  shares  as of a date  proximate  to the
Valuation  Date.  The  shareholder  may inquire of the Fund,  at the toll-free phone  number  indicated  on the back  cover of the  Prospectus  and the front cover of the Statement of Additional  Information,  as to the share value last determined.  In addition,  there will be a substantial  period of time between the date as of which  shareholders  must  tender  shares and the date they can expect to receive  payment for their shares from the Fund.  However,  promptly after the  expiration  of a repurchase  offer,  shareholders  whose shares are accepted for repurchase will be given non-interest  bearing,  non-transferable promissory  notes by the Fund  representing  the Fund's  obligation to pay for repurchased  shares.  Payments  for  repurchased  shares may be delayed  under circumstances  where the Fund has determined to redeem its shares in Portfolio
Funds to make such payments,  but has experienced delays in receiving payments from the Portfolio Funds.

            A  shareholder  who tenders for  repurchase  only a portion of his
shares will be required to maintain a minimum  account  balance of   $500,000.
If a  shareholder  tenders a portion of his shares and the  repurchase of that portion  would  cause the  shareholder's  account  balance  to fall below this required  minimum,  the Fund  reserves  the right to reduce the portion of the shares to be  purchased  from the  shareholder  so that the  required  minimum balance is maintained.

            Repurchases   of  shares  by  the  Fund  are  subject  to  certain
regulatory requirements imposed by SEC rules.

Special   Considerations  and  Risks  of  Repurchases.   In  addition  to  the
limitations  and risks  discussed  elsewhere in this  Prospectus,  there are a number of other factors  affecting  share  Repurchases  that investors  should consider, as summarized below:

o     Early  Repurchase Fee . You may be subject to an Early  Repurchase  Fee, on shares  that are  repurchased  if the date as of which the  shares are to be valued for  purposes  of  repurchase  is less than one year following  the date of the  shareholder's  initial  investment in the
         Fund.
o     Decrease in Fund  Assets.  Although the Board  believes  that the Fund's
         policy  of  making   repurchase   offers   will   generally   benefit
         shareholders by providing  liquidity,  the repurchase of shares could cause the Fund's total assets to decrease  unless offset by new sales of shares.  The Fund's  expense ratio might  therefore  increase as a result of  repurchases.  Repurchase  offers  might also  decrease the
         Fund's investment flexibility,  in part because of the Fund's need to hold liquid  assets to satisfy  repurchase  requests.  The impact may depend  on the  number of shares  that the Fund  repurchases  and the ability of the Fund to sell additional shares.

o     Asset Coverage for Borrowings.  Repurchases of shares may  significantly reduce the asset coverage for any Fund  borrowings.  The Fund may not repurchase  shares if the  repurchase  results in its asset  coverage levels  falling  below the  requirements  of the  Investment  Company
         Act.  As  a  result,  in  order  to  be  able  to  repurchase  shares tendered,  the  Fund  may be  forced  to  repay  all or a part of its outstanding borrowings to maintain the required asset coverage.

o     Forced Sale of Portfolio  Securities.  To complete a  repurchase  offer, the Fund might be  required  to sell  portfolio  securities  to raise cash.  This  might  cause  the Fund to  realize  gains or losses at a time when the  Manager  would  otherwise  not want the Fund to do so.
         It  might  increase  portfolio  turnover  and  the  Fund's  portfolio transaction  expenses,  reducing the Fund's net income to  distribute to shareholders.

o     Dividends,  Capital  Gains and  Taxes.  Certain  shareholders  may incur state tax liability upon the Fund's  repurchase of their shares.  See
         "Dividends, Capital Gains and Taxes."

MANDATORY REDEMPTION BY THE FUND

The  Declaration  of Trust  provides  that the Fund may  redeem  shares  under certain  circumstances,  including if:  ownership of the shares will cause the
Fund to be in violation  of certain  laws;  continued  ownership of the shares may adversely affect the Fund; any of the  representations and warranties made by a shareholder  in  connection  with the  acquisition  of the shares was not true when made or has ceased to be true;  or it would be in the best shares of the Fund to repurchase the shares.

Dividends, Capital Gains and Taxes

This  information is only a summary of certain  federal income tax information about your  investment.  You should  consult  with your tax advisor  about the effect of an investment in the Fund on your particular tax situation.

Dividends.  The  amount of any  dividends  the Fund  pays may vary over  time, depending  on market  conditions,  the  composition  of the Fund's  investment portfolio,  the expenses  borne by the Fund's  shares,  and any  distributions made to the Fund by the  underlying  Portfolio  Funds or  Portfolio  Accounts.
The  Fund  cannot   guarantee   that  it  will  pay  any  dividends  or  other
distributions.

Capital Gains  Distributions.  A Portfolio  Fund may realize  capital gains on
the  sale  of   portfolio   securities.   If  it  does,   the  Fund  may  make
distributions out of any net short-term or long-term  capital gains,  normally in  December of each year.  The Fund may make  supplemental  distributions  of dividends  and capital gains  following the end of its fiscal year.  There can be no assurance  that the Fund will pay any capital gains  distributions  in a particular year.

Choice for Receiving  Distributions.  When you open your  account,  specify on your  application  how you want to receive your  dividends and  distributions.
You have two options:

o     Reinvest All  Distributions  in the Fund.  You can elect to reinvest all dividends and capital gains  distributions  in additional  shares of the
      Fund.

o     Receive All  Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions.

Taxes.  The Fund intends to qualify as a regulated  investment  company  under the  Internal  Revenue  Code.  That means that in each year it  qualifies,  it will  pay  no  federal  income  tax  on  the  earnings  or  capital  gains  it distributes  to its  shareholders.  This avoids a "double  tax" on that income and capital gains, since shareholders  normally will be taxed on the dividends and capital  gains they receive  from the Fund  (unless  their Fund shares are held in a  retirement  account or the  shareholder  is  otherwise  exempt from tax).  Tax-exempt  U.S.  investors will not incur unrelated  business  taxable income with respect to an unleveraged investment in Fund shares.

You should be aware of the  following  tax  implications  of  investing in the
Fund:

o     Whether  tax-exempt  investors  receive  them in cash or reinvest  them, dividends  and capital  gains  distributions  may be subject to state and local taxes.
o     Dividends paid from net investment  income and short-term  capital gains
         are  taxable  as  ordinary   income.   Distributions  of  the  Fund's
         long-term  capital gains are taxable as long-term  capital gains.  It does not matter how long you have held your shares.
o     Every  calendar  year the  Fund  will  send you and the IRS a  statement showing the amount of any taxable  dividends and other  distributions the  Fund  paid  to  you in  the  previous  calendar  year.  The  tax
         information  the  Fund  sends  you  will   separately   identify  any
         long-term capital gains distribution the Fund paid to you.
o     Because the Fund's share prices  fluctuate,  you may have a capital gain or loss when your shares are  repurchased  or you  exchange  them.  A capital  gain or loss is the  difference  between  the price you paid for the shares  and the price you  received  when they were  accepted for  repurchase or exchange.  Generally,  when shares of the Fund you have tendered are  repurchased,  you must  recognize any capital gain or loss on those shares.
o     If you buy shares on the date or just before the date the Fund  declares a capital  gains  distribution,  a portion of the purchase  price for the shares will be returned to you as a taxable distribution.
o     You should  review the more detailed  discussion  of federal  income tax considerations in the Statement of Additional Information.

Returns of Capital  Can Occur.  In certain  cases,  distributions  made by the
Fund may be considered a non-taxable  return of capital to  shareholders.  The
Fund will identify returns of capital in shareholder notices.

Additional Information About the Fund

The Fund's  Voting  Shares.  Each share of the Fund  represents an interest in the Fund  proportionately  equal to the shares of each other share. Each share
has  one  vote  at  shareholder   meetings,   with  fractional  shares  voting
proportionally,  on matters  submitted to the vote of shareholders.  There are no cumulative  voting  rights.  The Fund's shares do not have  pre-emptive  or conversion or  redemption  provisions.  In the event of a  liquidation  of the
Fund,  shareholders  are  entitled  to share pro rata in the net assets of the
Fund available for  distribution to shareholders  after all expenses and debts have been paid.

Table of Contents of the Statement of Additional  Information dated January 2,
2003
------------------------------------------------------------------------------

This  is  the  Table  of  Contents  of  the  Fund's  Statement  of  Additional
Information  dated  January  2,  2003.  It  should be read  together  with the
Prospectus.  You can obtain the Statement of Additional Information by writing to the Fund's Transfer  Agent,  OppenheimerFunds  Services,  at P.O. Box 5270,
Denver,  Colorado  80217,  or by calling the Transfer  Agent at the  toll-free number shown on the back cover.

Contents
------------------------------------------------------------------------------
                                                                        Page

INVESTMENT POLICIES AND PRACTICES............................................

REPURCHASES AND TRANSFERS OF SHARES........................................

BOARD OF TRUSTESS .........................................................

INVESTMENT ADVISORY SERVICES...............................................

CONFLICTS OF INTEREST......................................................

TAX ASPECTS................................................................

ERISA CONSIDERATIONS.......................................................

BROKERAGE..................................................................

VALUATION OF ASSETS........................................................

INDEPENDENT AUDITORS AND LEGAL COUNSEL.....................................

CUSTODIAN..................................................................

CONTROL PERSONS............................................................

SUMMARY OF DECLARATION OF TRUST..............................................

FUND ADVERTISING AND SALES MATERIAL........................................

FINANCIAL STATEMENTS.......................................................

APPENDIX A: INDUSTRY CLASSIFICATIONS..................................     A-1

APPENDIX A

INVESTOR CERTIFICATION

     I hereby  certify  that I am:  (A) an  irrevocable  trust  that has a net worth*  in  excess  in  $1.5  million  (the  "Net  Worth  Requirement);  (B) a
revocable   trust  and  each   grantor  of  the  trust  meets  the  Net  Worth
Requirement;  (C) an employee benefit plan (a "Plan") that meets the Net Worth
Requirement;  (D) a  participant-directed  Plan  and  the  person  making  the investment meets the Net Worth  Requirement;  (E) a corporation,  partnership,
limited   liability   company  or  other  entity  that  meets  the  Net  Worth
Requirement that is not (i) a registered  investment  company,  (ii) an entity which is excluded  from the  definition  of  Investment  Company under Section
3(a) of the Investment  Company Act of 1940 based on Section  3(c)(1)  because it is a non-publicly  offered entity whose securities are  beneficially  owned by not more than 100 persons, or (iii) a business  development company; or (F)
an entity referred to in clause E(i), (ii) or (iii) above,  not formed for the specific  purpose of investing in the Fund and each equity owner meets the Net
Worth Requirement.  I am exempt from Federal income tax.

          I  understand  that it may be a  violation  of state and Federal law for me to provide  this  certification  if I know that it is not true.  I have read the  prospectus  of the Fund,  including the investor  qualification  and investor  suitability  provisions  contained  therein.  I  understand  that an investment  in the Fund involves a  considerable  amount of risk and that some or all of the investment  may be lost. I understand  that an investment in the
Fund is suitable  only for investors  who can bear the risks  associated  with the limited  liquidity of the  investment  and should be viewed as a long-term investment.

          I am aware of the Fund's limited provisions for  transferability and withdrawal and have carefully read and understand the  "Repurchases of Shares"
provisions in the prospectus.

          I certify  that I am a United  States  person  within the meaning of the Code and that my U.S. taxpayer  identification  number and address,  as it appears  in your  records,  is true  and  correct.  I  further  certify  under penalties  of  perjury  that I am NOT  subject to backup  withholding  because either (1) I am exempt from backup  withholding,  (2) I have not been notified by  the  Internal  Revenue  Service  ("IRS")  that  I  am  subject  to  backup withholding  as a result of a failure to report all interest or dividends,  or
(3)  the  IRS  has  notified  me  that  I  am  no  longer  subject  to  backup withholding.**

          If I am the fiduciary executing this Investor  Certificate on behalf of a Plan (the  "Fiduciary"),  I represent and warrant that I have  considered the  following  with  respect  to the Plan's  investment  in the Fund and have
determined  that,  in  review  of  such  considerations,   the  investment  is
consistent   with  the   Fiduciary's   responsibilities   under  the  Employee
Retirement  Income  Security  Act of  1974,  as  amended  ("ERISA"):  (i)  the fiduciary  investment  standards  under  ERISA in the  context  of the  Plan's particular  circumstances;  (ii) the  permissibility  of an  investment in the
Fund under the documents  governing the Plan and the Fiduciary;  and (iii) the risks  associated  with an  investment in the Fund and the fact that I will be unable  to  redeem  the  investment.  However,  the  Fund may  repurchase  the investment  at certain  times and under  certain  conditions  set forth in the prospectus.

          By signing below, I understand  that the Fund and its affiliates are relying on the  certification  and  agreements  made herein in  determining my qualification  and  suitability as an investor in the Fund. I understand  that an investment in the Fund is not appropriate  for, and may not be acquired by, any  person  who  cannot  make  this  certification,  and  agree to  indemnify
OppenheimerFunds,   Inc.  and  its  affiliates  and  hold  harmless  from  any liability  that you may incur as a result of this  certification  being untrue in any respect.

* As used herein,  "net worth" means the excess of total assets at fair market value over total  liabilities.  ** The Investor  must cross out item (2) if it has  been  notified  by  the  IRS  that  it is  currently  subject  to  backup withholding  because it has failed to report all interest and dividends on its tax return.

NOTE:  If  the  shareholders  of  a  joint  account  are  not  spouses,   both
shareholders must sign this certification.

By:  __________________________     Print Name (and Title, if applicable):
----------------------

By:  __________________________     Print Name (and Title, if applicable):
----------------------

OFI Tremont Market Neutral Hedge Fund
6803 South Tucson Way
Centennial, Colorado  80112
1.800.858.9826

Adviser
OFI Institutional Asset Management,  Inc.
498 Seventh Avenue
New York, New York  10018

Investment Manager
Tremont Partners, Inc.
555 Theodore Fremd Avenue
Rye, New York 10580
1.914.925.1884

Distributor
OppenheimerFunds Distributor, Inc.
498 Seventh Avenue
New York, New York 10018

Transfer Agent
OppenheimerFunds Services
6803 South Tucson Way
Centennial, CO  80112

Custodian Bank
Citibank, N.A.
399 Park Avenue
New York, NY  10043

Independent Auditors
Ernst & Young LLP
5 Times Square
New York, NY  10036

Fund Counsel
Mayer, Brown, Rowe & Mawe
1675 Broadway
New York, NY 10036

Special Fund Counsel
Schulte, Roth & Zabel LLP
919 Third Avenue
New York, NY 10022

INFORMATION AND SERVICES
For More Information on OFI Tremont Market Neutral Hedge Fund
The following additional information about the Fund is available without charge upon request:

Statement  of  Additional  Information.   This  document  includes  additional
information about the Fund's investment  policies,  risks, and operations.  It is incorporated  by reference into this Prospectus  (which means it is legally part of this Prospectus).

Annual  and  Semi-Annual  Reports.  Additional  information  about the  Fund's investments  and performance is available in the Fund's Annual and Semi-Annual
Reports to  shareholders.  The Annual  Report  includes a discussion of market conditions and investment  strategies that  significantly  affected the Fund's performance during its last fiscal year.

How to Get More Information:
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:
---------------------------------------------------------------------------

By Telephone:

---------------------------------------------------------------------------
Call OppenheimerFunds Services toll-free: 1.800.858.9826
---------------------------------------------------------------------------

By Mail:

---------------------------------------------------------------------------
---------------------------------------------------------------------------

Write to:

---------------------------------------------------------------------------
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270
---------------------------------------------------------------------------

On the Internet:

---------------------------------------------------------------------------
---------------------------------------------------------------------------

You can send us a request by e-mail or read or  down-load  documents on the
OppenheimerFunds web site:

---------------------------------------------------------------------------
www.oppenheimerfunds.com
  Information   about  the  Fund   including   the   Statement  of  Additional
  Information  can be reviewed and copied at the SEC's Public  Reference  Room in Washington,  D.C.  Information  on the operation of the Public  Reference
  Room may be  obtained  by calling  the SEC at  1.202.942.8090.  Reports  and other  information about the Fund are available on the EDGAR database on the
  SEC's Internet web site at HTTP://WWW.SEC.GOV.  Copies may be obtained after
                             ------------------
  payment of a  duplicating  fee by  electronic  request  at the SEC's  e-mail address:  publicinfo@sec.gov  or by  writing to the SEC's  Public  Reference
  Section, Washington, D.C. 20549-0102.
No one has been  authorized  to provide any  information  about the Fund or to make any  representations  about the Fund other  than what is  contained in this  Prospectus.  This Prospectus is not an offer to sell shares of the
Fund,  nor a  solicitation  of an offer to buy  shares of the Fund,  to any person  in any state or other  jurisdiction  where it is  unlawful  to make such an offer.
                                          The     Fund's     shares     are
distributed by:
                                          OppenheimerFunds     Distributor,
Inc.

The Fund's SEC File No. is 811- 21109
PRO___.. ___/02  Printed on recycled paper.

i
9114231.4                              - -

                    OFI Tremont Market Neutral Hedge Fund

                               January 2, 2003

                     STATEMENT OF ADDITIONAL INFORMATION

                              498 Seventh Avenue
                              New York, NY 10018
                                (212) 323-0200
                           toll-free (800) 858-9826

            This  Statement  of  Additional   Information  ("SAI")  is  not  a
prospectus.  This SAI  relates to and should be read in  conjunction  with the prospectus  of OFI  Tremont  Market  Neutral  Hedge Fund (the  "Fund"),  dated
January 2, 2003. A copy of the  prospectus  may be obtained by contacting  the
Fund at the telephone numbers or address set forth above.

            This  SAI is not an  offer  to sell  these  securities  and is not soliciting  an offer to buy these  securities  in any state where the offer or sale is not permitted.

                                      - i -

                              TABLE OF CONTENTS

37

                      INVESTMENT POLICIES AND PRACTICES
            The investment  objective and principal  investment  strategies of the  Fund,  as  well  as  the  principal  risks  associated  with  the  Fund's investment  strategies,  are set forth in the prospectus.  Certain  additional investment information is set forth below.

FUNDAMENTAL POLICIES

            The Fund's stated fundamental policies,  which may only be changed by the affirmative vote of a majority of the outstanding  voting securities of
the  Fund   ("shares"),   are  listed  below.   Within  the  limits  of  these
fundamental  policies,  the Fund's  management has reserved freedom of action.
As defined by the Investment  Company Act of 1940, as amended (the "Investment
Company Act"),  the vote of a "majority of the outstanding  voting  securities
of  the  Fund"   means  the  vote,   at  an  annual  or  special   meeting  of
securityholders  duly  called,  (a) of 67% or  more of the  voting  securities present at such  meeting,  if the holders of more than 50% of the  outstanding voting  securities of the Fund are present or represented by proxy;  or (b) of more than 50% of the outstanding  voting securities of the Fund,  whichever is less.  The Fund may not:

o.....Issue senior  securities,  except to the extent  permitted by Section 18 of the Investment  Company Act or as otherwise  permitted by the Securities Exchange Commission (the "SEC").

o     Borrow  money,  except to the  extent  permitted  by  Section  18 of the
                  Investment Company Act or as otherwise permitted by the SEC.

o     Underwrite  securities of other issuers,  except insofar as the Fund may be deemed an  underwriter  under the Securities Act of 1933, as  amended,  in  connection  with  the  disposition  of its portfolio securities.

o     Make loans, except through purchasing fixed-income  securities,  lending
                  portfolio   securities,    or   entering   into   repurchase
                  agreements   except  as  permitted   under  the   Investment
                  Company Act.

o     Purchase,  hold or deal in real estate,  except that the Fund may invest in securities that are secured by real estate,  or issued by companies  that invest or deal in real estate or real estate investment trusts.

o     Invest in commodities or commodity  contracts,  except that the Fund may purchase and sell non-U.S.  currency,  options,  futures and forward contracts,  including those related to indexes,  and options on indexes.

o

            Invest  25% or  more  of the  value  of its  total  assets  in the
                  securities  (other  than  U.S.  Government   securities)  of
                  issuers engaged in any single industry;  provided,  however, that the Fund  will  invest  25% or more of the value of its total assets in Portfolio  Funds that pursue market  neutral investment  strategies (except temporarily during any period of adverse market conditions  affecting Portfolio Funds that pursue such strategies),  but will not invest 25% or more of the value of its total  assets in Portfolio  Funds that,  in the  aggregate,  have  investment  programs  that  focus  on investing in any single industry.

      For purposes of the Fund's policy not to concentrate  its investments as described above, the Fund has adopted the industry  classifications  set forth in  Appendix A to this  Statement  of  Additional  Information.  This is not a fundamental policy.

      Currently,  under the  Investment  Company  Act,  the  maximum  amount a mutual  fund may borrow  from  banks is up to  one-third  of its total  assets
(including  the  amount  borrowed).  A fund may  borrow  up to 5% of its total assets for temporary  purposes from any person.  Under the Investment  Company
Act,  there is a  rebuttable  presumption  that a loan is  temporary  if it is repaid within 60 days and not extended or renewed.

      The Fund cannot issue  "senior  securities,"  but this does not prohibit certain  investment  activities for which assets of the Fund are designated as segregated, or margin,  collateral or escrow arrangements are established,  to cover the related obligations.  Examples of those activities include borrowing
money,  reverse  repurchase   agreements,   delayed-delivery  and  when-issued
arrangements for portfolio  securities  transactions,  and contracts to buy or sell derivates, hedging instruments, options or futures.

      With  respect  to  these  investment  restrictions  and  other  policies described  in this  SAI or the  prospectus  (except  the  Fund's  policies  on
borrowings  and  senior   securities   set  forth  above),   if  a  percentage
restriction  is  adhered to at the time of an  investment  or  transaction,  a later  change  in  percentage  resulting  from  a  change  in  the  values  of investments or the value of the Fund's total assets,  unless otherwise stated, will not  constitute a violation  of such  restriction  or policy.  The Fund's investment  policies  and  restrictions  do not  apply to the  activities  and transactions of the investment  funds in which the Fund's assets are invested, but will apply to investments made by the Fund.

      The Fund's  investment  objective is fundamental  and may not be changed without the vote of a majority (as defined by the  Investment  Company Act) of the Fund's outstanding voting securities.

CERTAIN PORTFOLIO SECURITIES AND OTHER OPERATING POLICIES

            As discussed in the prospectus,  the Fund will invest primarily in private  investment funds ("Portfolio  Funds") that are managed by alternative asset managers  ("Portfolio  Managers") that employ market neutral  investment strategies.  The Fund may also on  occasion  retain  a  Portfolio  Manager  to manage a designated  segment of the Fund's assets (a  "Portfolio  Account") in
accordance  with  the  Portfolio  Manager's  investment  program.   Additional
information  regarding the types of securities  and financial  instruments  in which  Portfolio  Managers  may  invest  the  assets  of  Portfolio  Funds and
Portfolio Accounts,  and certain of the investment techniques that may be used by Portfolio Managers, is set forth below.

EQUITY SECURITIES

            The  investment   portfolios  of  Portfolio  Funds  and  Portfolio
Accounts  will include long and short  positions in common  stocks,  preferred stocks and convertible  securities of U.S. and foreign  issuers.  The value of equity  securities  depends on business,  economic and other factors affecting those issuers.  Equity securities  fluctuate in value,  often based on factors unrelated to the value of the issuer of the securities,  and such fluctuations can be pronounced.

            Portfolio  Managers  may  generally  invest  Portfolio  Funds  and
Portfolio   Accounts  in  equity   securities   without   restriction.   These
investments  may include  securities  issued by  companies  having  relatively small market  capitalization,  including "micro cap" companies.  The prices of the  securities of smaller  companies may be subject to more abrupt or erratic market  movements  than larger,  more  established  companies,  because  these securities  typically are traded in lower volume and the issuers typically are more subject to changes in earnings and prospects.  These  securities are also subject to other risks that are less  prominent in the case of the  securities of larger companies.

FIXED-INCOME SECURITIES

            Portfolio Funds and Portfolio  Accounts may invest in fixed-income securities.  A Portfolio  Manager will invest in these  securities  when their yield and  potential  for capital  appreciation  are  considered  sufficiently attractive and also may invest in these securities for defensive  purposes and to  maintain  liquidity.  Fixed-income  securities  include  bonds,  notes and debentures  issued by U.S. and foreign  corporations  and  governments.  These securities  may pay fixed,  variable or floating  rates of  interest,  and may include zero coupon  obligations.  Fixed-income  securities are subject to the risk of the issuer's  inability to meet principal and interest payments on its obligations  (i.e.,  credit  risk)  and  are  subject  to the  risk  of  price
volatility  due  to  such  factors  as  interest  rate   sensitivity,   market
perception of the  creditworthiness  or financial  condition of the issuer and general market liquidity (i.e.,  market risk).  Certain portfolio  securities, such as those with interest rates that fluctuate  directly or indirectly based on  multiples  of a stated  index,  are  designed  to be highly  sensitive  to changes in interest  rates and can subject the holders  thereof to significant reductions of yield and possible loss of principal.

            Portfolio  Funds  and  Portfolio   Accounts  may  invest  in  both
investment   grade  and   non-investment   grade  debt  securities   (commonly
referred  to  as  "junk  bonds").   Investment   grade  debt   securities  are
securities   that  have  received  a  rating  from  at  least  one  nationally recognized  statistical rating  organization (a "Rating Agency") in one of the four highest rating  categories  or, if not rated by any Rating  Agency,  have been determined by a Portfolio Manager to be of comparable quality.

            A  Portfolio   Fund's  or  Portfolio   Account's   investments  in
non-investment grade debt securities,  including  convertible debt securities, are considered by the Rating  Agencies to be  predominantly  speculative  with respect  to  the  issuer's  capacity  to pay  interest  and  repay  principal.
Non-investment  grade securities in the lowest rating categories may involve a substantial  risk  of  default  or  may  be in  default.  Adverse  changes  in economic  conditions or developments  regarding the individual issuer are more likely to cause  price  volatility  and weaken the  capacity of the issuers of non-investment  grade securities to make principal and interest  payments than is the case for higher grade  securities.  In  addition,  the market for lower grade  securities  may be thinner  and less  liquid than the market for higher grade securities.

NON-U.S. SECURITIES

            Portfolio  Funds and  Portfolio  Accounts may invest in equity and fixed-income  securities of non-U.S.  issuers and in depositary receipts, such as American  Depositary  Receipts ("ADRs"),  that represent indirect interests in  securities of non-U.S.  issuers.  Non-U.S.  securities in which  Portfolio
Funds and Portfolio  Accounts may invest may be listed on non-U.S.  securities exchanges or traded in non-U.S.  over-the-counter  markets or may be purchased in private  placements  and not be publicly  traded.  Investments  in non-U.S.
securities  are affected by risk factors  generally  not thought to be present
in  the  U.S.  These  factors  are  listed  in  the  prospectus   under  "Risk
Factors--Non-U.S. Investments."

            As a general matter,  Portfolio  Funds and Portfolio  Accounts are not required to hedge against non-U.S.  currency risks,  including the risk of changing  currency  exchange  rates,  which could reduce the value of non-U.S.
currency  denominated  portfolio  securities  irrespective  of the  underlying investment.  However,  from  time to  time,  a  Portfolio  Fund  or  Portfolio
Account  may  enter  into  forward  currency  exchange   contracts   ("forward
contracts")  for  hedging  purposes  and  non-hedging  purposes  to pursue its
investment  objective.   Forward  contracts  are  transactions  involving  the
Portfolio  Fund's or  Portfolio  Account's  obligation  to  purchase or sell a specific  currency at a future date at a specified  price.  Forward  contracts may be used by the Portfolio  Fund or Portfolio  Account for hedging  purposes to  protect  against  uncertainty  in the  level of future  non-U.S.  currency exchange  rates,  such  as  when  the  Portfolio  Fund  or  Portfolio  Account anticipates  purchasing or selling a non-U.S.  security.  This technique would allow the  Portfolio  Fund or Portfolio  Account to "lock in" the U.S.  dollar price  of the  security.  Forward  contracts  also may be used to  attempt  to protect the value of the  Portfolio  Fund's or  Portfolio  Account's  existing
holdings   of  non-U.S.   securities.   There  may  be,   however,   imperfect
correlation  between the  Portfolio  Fund's or  Portfolio  Account's  non-U.S.
securities  holdings  and the forward  contracts  entered into with respect to such holdings.  Forward  contracts also may be used for  non-hedging  purposes to pursue the Fund's or a Portfolio Fund's investment objective,  such as when a Portfolio  Manager  anticipates  that  particular  non-U.S.  currencies will appreciate or depreciate in value, even though securities  denominated in such currencies  are not then held in the  Fund's or  Portfolio  Fund's  investment portfolio.

            ADRs involve  substantially  the same risks as investing  directly in  securities  of non-U.S.  issuers,  as discussed  above.  ADRs are receipts typically  issued  by a U.S.  bank or trust  company  that  show  evidence  of
underlying   securities   issued  by  a  non-U.S.   corporation.   Issuers  of
unsponsored  Depository  Receipts  are  not  obligated  to  disclose  material
information  in  the  United  States,   and  therefore,   there  may  be  less
information available regarding such issuers.

MONEY MARKET INSTRUMENTS

            The  Fund,  Portfolio  Funds and  Portfolio  Accounts  may  invest during  periods  of  adverse  market  or  economic  conditions  for  defensive purposes some or all of their assets in high quality money market  instruments and other  short-term  obligations,  money market  mutual funds or  repurchase agreements with banks or  broker-dealers  or may hold cash or cash equivalents in such amounts as Tremont Partners,  Inc., the Fund's investment  manager, or
Portfolio  Managers  deem  appropriate  under the  circumstances.  The Fund or
Portfolio Funds also may invest in these  instruments  for liquidity  purposes
pending   allocation  of  their   respective   offering   proceeds  and  other
circumstances.   Money  market   instruments  are  high  quality,   short-term
fixed-income  obligations,  which  generally have remaining  maturities of one year or less, and may include U.S.  Government  Securities,  commercial paper, certificates of deposit and bankers'  acceptances  issued by domestic branches of United  States  banks that are  members of the  Federal  Deposit  Insurance
Corporation, and repurchase agreements.

REPURCHASE AGREEMENTS

            Repurchase  agreements  are  agreements  under  which the Fund,  a
Portfolio Fund or Portfolio Account  purchases  securities from a bank that is a member of the Federal Reserve System, a foreign bank or a securities  dealer that agrees to repurchase  the  securities  from the Company at a higher price on a  designated  future  date.  If the seller  under a  repurchase  agreement becomes  insolvent or otherwise fails to repurchase the securities,  the Fund,
Portfolio  Fund or  Portfolio  Account  would  have  the  right  to  sell  the securities.  This  right,  however,  may be  restricted,  or the  value of the securities may decline  before the securities can be liquidated.  In the event of the  commencement of bankruptcy or insolvency  proceedings  with respect to the seller of the securities  before the repurchase of the securities  under a repurchase  agreement is accomplished,  the Fund,  Portfolio Fund or Portfolio
Account  might  encounter a delay and incur costs,  including a decline in the
value  of  the   securities,   before  being  able  to  sell  the  securities.
Repurchase   agreements  that  are  subject  to  foreign  law  may  not  enjoy protections  comparable  to those  provided to certain  repurchase  agreements under U.S.  bankruptcy law, and they therefore may involve greater risks.  The
Fund has adopted specific  policies  designed to minimize certain of the risks of loss from its use of repurchase agreements.

REVERSE REPURCHASE AGREEMENTS

            Reverse repurchase  agreements involve the sale of a security to a bank or securities  dealer and the  simultaneous  agreement to repurchase  the security  for a fixed  price,  reflecting  a  market  rate of  interest,  on a specific  date.  These  transactions  involve a risk that the other party to a reverse  repurchase  agreement  will be unable or  unwilling  to complete  the transaction  as scheduled,  which may result in losses to a Portfolio  Fund or
Portfolio  Account.  Reverse  repurchase  agreements  are a form  of  leverage which also may  increase  the  volatility  of a Portfolio  Fund's or Portfolio
Account's investment portfolio.

SPECIAL INVESTMENT TECHNIQUES

            Portfolio  Funds  and  Portfolio  Accounts  may use a  variety  of special  investment  techniques  as more  fully  discussed  below  to  hedge a portion of their investment  portfolios against various risks or other factors that  generally  affect  the  values  of  securities.  They may also use these techniques for non-hedging  purposes in pursuing their investment  objectives.
These  techniques  may  involve  the  use  of  derivative  transactions.   The
techniques  Portfolio Funds and Portfolio  Accounts may employ may change over time as new  instruments  and  techniques  are  introduced  or as a result  of regulatory  developments.  Certain of the special  investment  techniques that
Portfolio  Funds or Portfolio  Accounts may use are  speculative and involve a high degree of risk,  particularly when used for non-hedging  purposes.  It is possible that any hedging  transaction may not perform as anticipated and that a Portfolio  Fund or  Portfolio  Account may suffer  losses as a result of its hedging activities.

            DERIVATIVES.  Portfolio  Funds and  Portfolio  Accounts may engage in transactions  involving  options,  futures and other  derivative  financial instruments.  Derivatives  can be  volatile  and  involve  various  types  and degrees  of  risk,  depending  upon  the  characteristics  of  the  particular derivative and the portfolio as a whole.  Derivatives  permit  Portfolio Funds and  Portfolio  Accounts to increase or decrease the level of risk,  or change the character of the risk, to which their  portfolios  are exposed in much the same way as they can  increase  or decrease  the level of risk,  or change the character of the risk, of their  portfolios by making  investments in specific securities.

            Derivatives may entail investment  exposures that are greater than their cost would  suggest,  meaning  that a small  investment  in  derivatives could  have a large  potential  impact  on a  Portfolio  Fund's  or  Portfolio
Account's performance.

            If a Portfolio  Fund or Portfolio  Account  invests in derivatives
at  inopportune   times  or  judges  market   conditions   incorrectly,   such
investments may lower the Portfolio  Fund's or Portfolio  Account's  return or
result  in  a  loss.  A  Portfolio  Fund  or  Portfolio   Account  also  could
experience  losses if its  derivatives  were poorly  correlated with its other investments,  or if the  Portfolio  Fund or  Portfolio  Account were unable to liquidate its position  because of an illiquid  secondary  market.  The market for many  derivatives  is,  or  suddenly  can  become,  illiquid.  Changes  in liquidity may result in significant,  rapid and  unpredictable  changes in the prices for derivatives.

            OPTIONS AND FUTURES.  The Portfolio  Managers may utilize  options and  futures  contracts.  Such  transactions  may be  effected  on  securities exchanges,  in  the  over-the-counter  market,  or  negotiated  directly  with counterparties.  When such  transactions  are  purchased  over-the-counter  or negotiated  directly  with  counterparties,  a  Portfolio  Fund  or  Portfolio
Account  bears the risk that the  counterparty  will be unable or unwilling to perform its  obligations  under the option  contract.  Such  transactions  may also be illiquid and, in such cases, a Portfolio  Manager may have  difficulty closing  out its  position.  Over-the-counter  options  purchased  and sold by
Portfolio  Funds and  Portfolio  Accounts  may  include  options on baskets of specific securities.

            The  Portfolio  Managers  may  purchase  call and put  options  on specific  securities,  on indices, on currencies or on futures,  and may write and sell  covered or uncovered  call and put options for hedging  purposes and non-hedging  purposes  to pursue  their  investment  objectives.  A put option gives the purchaser of the option the right to sell,  and obligates the writer to buy, the underlying  security at a stated  exercise price at any time prior to  the  expiration  of  the  option.  Similarly,  a  call  option  gives  the purchaser  of the option the right to buy, and  obligates  the writer to sell, the  underlying  security at a stated  exercise price at any time prior to the expiration  of the  option.  A  covered  call  option  is a call  option  with respect to which a Portfolio  Fund or Portfolio  Account  owns the  underlying security.  The sale of such an option  exposes a Portfolio  Fund or  Portfolio
Account  during  the term of the option to  possible  loss of  opportunity  to realize  appreciation  in the market  price of the  underlying  security or to possible  continued  holding of a security that might otherwise have been sold to  protect  against  depreciation  in the  market  price of the  security.  A covered  put  option is a put  option  with  respect  to which  cash or liquid securities have been placed in a segregated  account on a Portfolio  Fund's or
Portfolio  Account's  books.  The sale of such an option  exposes  the  seller during  the  term of the  option  to a  decline  in  price  of the  underlying security  while also  depriving  the seller of the  opportunity  to invest the
segregated  assets.   Options  sold  by  the  Portfolio  Funds  and  Portfolio
Accounts need not be covered.

            A  Portfolio  Fund or  Portfolio  Account may close out a position when writing  options by  purchasing  an option on the same  security with the same exercise price and  expiration  date as the option that it has previously written  on the  security.  The  Portfolio  Fund  or  Portfolio  Account  will realize a profit or loss if the amount  paid to  purchase an option is less or more, as the case may be, than the amount  received from the sale thereof.  To close out a position as a purchaser of an option,  a Portfolio  Manager  would ordinarily  effect  a  similar  "closing  sale  transaction,"  which  involves liquidating position by selling the option previously purchased,  although the
Portfolio  Manager could exercise the option should it deem it advantageous to do so.

            The use of  derivatives  that are  subject  to  regulation  by the
Commodity  Futures  Trading  Commission  (the "CFTC") by  Portfolio  Funds and
Portfolio  Accounts could cause the Fund to be a commodity  pool,  which would require the Fund to comply with certain rules of the CFTC.  However,  the Fund intends to conduct its  operations to avoid  regulation  as a commodity  pool.
In this regard,  the Fund's pro rata share of the sum of the amount of initial margin  deposits on futures  contracts  entered  into by  Portfolio  Funds and
Portfolio  Accounts and premiums  paid for  unexpired  options with respect to such contracts,  other than for bona fide hedging purposes,  may not exceed 5%
of the  liquidation  value of the Fund's  assets,  after  taking into  account unrealized  profits  and  unrealized  losses on such  contracts  and  options;
provided,  however,  that in the case of an option that is in-the-money at the time of purchase,  the in-the-money  amount may be excluded in calculating the
5%  limitation.  The Fund  intends  to  monitor  use of  futures  and  related options by Portfolio  Funds and Portfolio  Accounts to help assure  compliance with this  limitation.  If  applicable  CFTC  rules  change,  such  percentage limitations  may change or different  conditions  may be applied to the Fund's use of certain derivatives.

            Portfolio  Funds and  Portfolio  Accounts  may enter into  futures contracts in U.S.  domestic markets or on exchanges located outside the United
States.  Foreign markets may offer  advantages  such as trading  opportunities or  arbitrage  possibilities  not  available  in the  United  States.  Foreign markets,  however,  may have greater risk potential than domestic markets. For example,  some  foreign  exchanges  are  principal  markets  so that no common clearing  facility  exists  and an  investor  may look only to the  broker for performance of the contract.  In addition,  any profits that might be realized in trading could be eliminated by adverse  changes in the exchange  rate, or a loss could be incurred as a result of those changes.  Transactions  on foreign exchanges may include both commodities which are traded on domestic  exchanges and those  which are not.  Unlike  trading on  domestic  commodity  exchanges, trading on foreign commodity exchanges is not regulated by the CFTC.

            Engaging in these transactions  involves risk of loss, which could adversely  affect the value of the  Fund's net  assets.  No  assurance  can be given that a liquid market will exist for any particular  futures  contract at any  particular  time.  Many futures  exchanges  and boards of trade limit the amount of  fluctuation  permitted in futures  contract  prices during a single trading day.  Once the daily limit has been reached in a particular  contract, no trades may be made that day at a price  beyond that limit or trading may be suspended  for  specified  periods  during the trading day.  Futures  contract prices  could  move to the limit for  several  consecutive  trading  days with little  or no  trading,  thereby  preventing  prompt  liquidation  of  futures positions and potentially  subjecting a Portfolio Fund or Portfolio Account to substantial losses.

            Successful   use  of  futures  also  is  subject  to  a  Portfolio
Manager's  ability to  correctly  predict  movements  in the  direction of the relevant  market,  and,  to the extent  the  transaction  is entered  into for hedging  purposes,  to  ascertain  the  appropriate  correlation  between  the transaction being hedged and the price movements of the futures contract.

            Some or all of the Portfolio  Managers may purchase and sell stock index futures  contracts for a Portfolio  Fund or Portfolio  Account.  A stock index  future  obligates  a  Portfolio  Fund or  Portfolio  Account  to pay or
receive  an amount of cash equal to a fixed  dollar  amount  specified  in the futures contract  multiplied by the difference between the settlement price of the  contract on the  contract's  last  trading day and the value of the index based on the stock prices of the  securities  that  comprise it at the opening of trading in those securities on the next business day.

            Some  or all of the  Portfolio  Managers  may  purchase  and  sell interest  rate futures  contracts for a Portfolio  Fund or Portfolio  Account.
An interest  rate future  obligates  represents  an  obligation to purchase or sell an amount of a  specific  debt  security  at a future  date at a specific price.

            Some  or all of the  Portfolio  Managers  may  purchase  and  sell currency  futures.  A currency  future  creates an  obligation  to purchase or sell an amount of a specific currency at a future date at a specific price.

            OPTIONS  ON  SECURITIES  INDEXES.  Some  or all  of the  Portfolio
Managers may purchase and sell for the Portfolio Funds and Portfolio  Accounts call and put options on stock indexes listed on national securities  exchanges or traded in the over-the-counter  market for hedging purposes and non-hedging purposes to pursue  their  investment  objectives.  A stock  index  fluctuates with  changes  in the  market  values of the  stocks  included  in the  index.
Accordingly,  successful  use by a  Portfolio  Manager  of  options  on  stock indexes  will  be  subject  to the  Portfolio  Manager's  ability  to  predict correctly  movements in the  direction  of the stock market  generally or of a particular  industry or market  segment.  This requires  different  skills and techniques than predicting changes in the price of individual stocks.

            WARRANTS AND RIGHTS.  Warrants  are  derivative  instruments  that permit,  but do not obligate,  the holder to subscribe for other securities or commodities.  Rights are  similar to  warrants,  but  normally  have a shorter duration  and  are  offered  or  distributed  to  shareholders  of a  company.
Warrants  and rights do not carry with them the right to  dividends  or voting rights  with  respect  to the  securities  that  they  entitle  the  holder to purchase,  and they do not  represent  any rights in the assets of the issuer.
As a result,  warrants  and rights may be  considered  more  speculative  than certain  other types of  equity-like  securities.  In addition,  the values of warrants  and  rights  do  not  necessarily  change  with  the  values  of the underlying  securities  or  commodities  and these  instruments  cease to have value if they are not exercised prior to their expiration dates.

            SWAP  AGREEMENTS.  The  Portfolio  Managers may enter into equity, interest rate,  index and currency rate swap agreements on behalf of Portfolio
Funds and  Portfolio  Accounts.  These  transactions  are  entered  into in an attempt to obtain a particular  return when it is  considered  desirable to do so,  possibly at a lower cost than if an  investment  was made directly in the
asset  that  yielded  the  desired  return.   Swap  agreements  are  two-party
contracts  entered  into  primarily  by  institutional  investors  for periods
ranging  from  a  few  weeks  to  more  than  a  year.   In  a  standard  swap
transaction,  two parties agree to exchange the returns (or  differentials  in rates of return)  earned or realized on particular  predetermined  investments or  instruments,  which may be  adjusted  for an  interest  factor.  The gross returns to be  exchanged  or  "swapped"  between  the  parties  are  generally calculated  with  respect  to a  "notional  amount,"  i.e.,  the  return on or increase in value of a  particular  dollar  amount  invested  at a  particular interest  rate,  in  a  particular  foreign  currency,  or  in a  "basket"  of securities  representing a particular index.  Forms of swap agreements include interest rate caps, under which, in return for a premium,  one party agrees to make  payments to the other to the extent  interest  rates  exceed a specified rate or "cap";  interest  rate floors,  under which,  in return for a premium, one party agrees to make  payments to the other to the extent  interest  rates fall below a specified  level or "floor";  and interest  rate  collars,  under which a party  sells a cap and  purchases  a floor or vice versa in an attempt to protect itself against  interest rate movements  exceeding given minimum or maximum levels.

            Most  swap  agreements   entered  into  by  a  Portfolio  Fund  or
Portfolio  Account would require the  calculation  of the  obligations  of the parties to the agreements on a "net basis."  Consequently,  a Portfolio Fund's or Portfolio  Account's current obligations (or rights) under a swap agreement generally  will be equal only to the net amount to be paid or  received  under the  agreement  based on the  relative  values of the  positions  held by each party to the agreement  (the "net  amount").  The risk of loss with respect to swaps is  limited  to the net  amount  of  interest  payments  that a party is contractually  obligated  to make.  If the other party to a swap  defaults,  a
Portfolio  Fund's or  Portfolio  Account's  risk of loss  consists  of the net amount of payments that it contractually is entitled to receive.

            To achieve  investment  returns  equivalent to those achieved by a
Portfolio  Manager  in whose  investment  vehicles  the Fund  could not invest directly,  perhaps because of its investment minimum or its unavailability for direct  investment,  the Fund may enter into swap  agreements  under which the
Fund may agree, on a net basis,  to pay a return based on a floating  interest rate,  such as  LIBOR,  and to  receive  the  total  return  of the  reference investment  vehicle  over a stated time  period.  The Fund may seek to achieve the same  investment  result  through the use of other  derivatives in similar circumstances.  The Federal income tax treatment of swap  agreements and other derivatives  used in the above manner is unclear.  The Fund does not currently intend to use swaps or other derivatives in this manner.

LENDING PORTFOLIO SECURITIES

            A Portfolio  Fund or Portfolio  Account may lend  securities  from its portfolio to brokers,  dealers and other financial institutions needing to borrow  securities to complete  certain  transactions.  The Portfolio  Fund or
Portfolio  Account  continues  to be entitled to payments in amounts  equal to
the  interest,   dividends  or  other  distributions  payable  on  the  loaned
securities   which  affords  the  Portfolio  Fund  or  Portfolio   Account  an
opportunity  to earn  interest  on the  amount  of the loan and on the  loaned securities'  collateral.  A Portfolio Fund or Portfolio Account generally will
receive  collateral   consisting  of  cash,  U.S.  Government   Securities  or
irrevocable  letters  of credit  which will be  maintained  at all times in an amount  equal to at  least  100% of the  current  market  value of the  loaned securities.  The Portfolio Fund or Portfolio  Account might experience risk of loss  if the  institution  with  which  it has  engaged  in a  portfolio  loan transaction  breaches  its  agreement  with the  Portfolio  Fund or  Portfolio
Account.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT SECURITIES

            To reduce the risk of changes in  securities  prices and  interest rates,  a Portfolio  Fund or Portfolio  Account may purchase  securities  on a forward  commitment,  when-issued  or  delayed  delivery  basis,  which  means delivery  and  payment  take  place a  number  of days  after  the date of the
commitment  to  purchase.   The  payment  obligation  and  the  interest  rate
receivable  with respect to such  purchases are fixed when the Portfolio  Fund or Portfolio  Account  enters into the  commitment,  but the Portfolio Fund or
Portfolio  Account does not make payment  until it receives  delivery from the
counterparty.   After  a  Portfolio  Fund  or  Portfolio  Account  commits  to purchase such securities,  but before delivery and settlement, it may sell the securities if it is deemed advisable.

            Securities  purchased on a forward  commitment or  when-issued  or delayed delivery basis are subject to changes in value,  generally changing in the same way, i.e.,  appreciating when interest rates decline and depreciating
when  interest  rates  rise,  based  upon  the  public's   perception  of  the
creditworthiness of the issuer and changes, real or anticipated,  in the level of interest  rates.  Securities  so purchased  may expose a Portfolio  Fund or
Portfolio  Account to risks  because  they may  experience  such  fluctuations prior to their actual  delivery.  Purchasing  securities on a  when-issued  or delayed  delivery  basis  can  involve  the  additional  risk  that the  yield available in the market when the delivery  takes place  actually may be higher than that  obtained in the  transaction  itself.  Purchasing  securities  on a forward  commitment,  when-issued  or delayed  delivery basis when a Portfolio
Fund or Portfolio  Account is fully or almost fully invested results in a form of leverage and may result in greater  potential  fluctuation  in the value of the net assets of a Portfolio Fund or Portfolio  Account.  In addition,  there is a risk that  securities  purchased  on a  when-issued  or delayed  delivery basis may not be  delivered  and that the  purchaser of  securities  sold by a
Portfolio  Fund or  Portfolio  Account  on a forward  basis will not honor its purchase  obligation.  In such cases, the Portfolio Fund or Portfolio  Account may incur a loss.

          REPURCHASES, MANDATORY REDEMPTIONS AND TRANSFERS OF SHARES
REPURCHASE OFFERS

            As discussed in the prospectus,  offers to repurchase  shares will be made by the Fund at such  times and on such terms as may be  determined  by the Board of Trustees of the Fund (the  "Board"),  in its sole  discretion  in accordance with the provisions of applicable  law. In determining  whether the
Fund should repurchase  shares from shareholders  pursuant to written tenders, the  Board  will  consider  the  recommendation  of  OFI  Institutional  Asset
Management,  Inc. ("OFI  Institutional"),  the Fund's investment adviser.  The
Board also will consider various  factors,  including but not limited to those listed in the prospectus, in making its determinations.

            The Board will cause the Fund to make offers to repurchase  shares from  shareholders  pursuant to written tenders only on terms it determines to be fair to the Fund and to all  shareholders.  When the Board  determines that the Fund will repurchase  shares,  notice will be provided to each shareholder describing the terms thereof, and containing  information  shareholders should consider  in  deciding  whether  and how to  participate  in  such  repurchase opportunity.  Shareholders  who are deciding  whether to tender  shares during the period that a repurchase  offer is open may  ascertain  an  estimated  net asset value of their shares from OFI  Institutional  during such period.  If a repurchase offer is oversubscribed  by shareholders,  the Fund will repurchase only a pro rata portion of the shares tendered by each shareholder.

            As  discussed  in the  prospectus,  the Fund will  issue  notes to tendering  shareholders in connection with the repurchase of shares.  Upon its acceptance of tendered shares for repurchase,  the Fund will maintain daily on its books a segregated  account consisting of (i) cash, (ii) liquid securities or  (iii)  interests  in  Portfolio  Funds  that the  Fund  has  requested  be withdrawn (or any  combination  of the  foregoing),  in an amount equal to the aggregate  estimated  unpaid  dollar amount of the notes issued by the Fund in connection with the repurchase offer.

            Payment for  repurchased  shares may require the Fund to liquidate portfolio  holdings  earlier  than Tremont  would  otherwise  liquidate  these holdings,  potentially  resulting  in  losses,  and may  increase  the  Fund's portfolio  turnover.  Tremont  intends  to  take  measures  (subject  to  such policies as may be  established  by the Board of Managers) to attempt to avoid or minimize  potential  losses and turnover  resulting  from the repurchase of shares.

MANDATORY REDEMPTIONS

            As noted in the  prospectus,  the  Fund  has the  right to  redeem shares under certain  circumstances.  Such mandatory  redemptions  may be made if:

o     shares  have been  transferred  or shares  have  vested in any person by operation  of law as the result of the  death,  dissolution, bankruptcy or incompetency of a shareholder;

o     ownership  of  shares  will  cause  the Fund to be in  violation  of, or subject the Fund to  additional  registration  or regulation under,  the  securities,  commodities  or other  laws of the
                  U.S. or any other relevant jurisdiction;

o     continued  ownership  of such shares may be harmful or  injurious to the business or reputation of the Fund or OFI Institutional,  or may  subject the Fund or any  shareholders  to an undue risk of adverse tax or other fiscal consequences;

o     any of the  representations  and  warranties  made by a  shareholder  in connection  with the acquisition of shares was not true when made or has ceased to be true; or

o     it would be in the  best  interests  of the  Fund to  redeem  shares  or portion thereof.

TRANSFERS OF SHARES

            No  shareholder  will be permitted to transfer  shares of the Fund unless  after  such  transfer  the value of the shares  remaining  is at least equal to Fund's minimum investment requirement.

                                    BOARD OF TRUSTEES

            The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The
Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.
Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

      The Trustees have appointed an Audit Committee, comprised of Messrs.
Wold, Wickler and Abdow, all of whom are independent Trustees.  The Board of
Trustees does not have a standing nominating or compensation committee.

      The Audit Committee furnishes the Board with recommendations regarding the selection of the independent auditor.  Other functions of the Audit
Committee include: (i) reviewing the scope and results of audits and the audit fees charged; (ii) reviewing reports from the Fund's independent auditor regarding the adequacy of the Fund's internal accounting procedures and controls; and (iii) establishing a separate line of communication between the Fund's independent auditors and its Non-Affiliated Trustees.

      Based on the Audit Committee's recommendation, the Board of Trustees of the Fund, including a majority of the Non-Affiliated Trustees, at a meeting held October 21,  2002,  selected Ernst & Young LLP ("Ernst & Young") as auditors of the Fund.  Ernst & Young also serves as auditors for certain other funds for which the Manager acts as investment advisor.

Trustees and Officers of the Fund.  The Fund's Trustees and officers and their positions held with the Fund and length of service in such position(s)
and their principal occupations and business affiliations during the past five years are listed below.  Each of the Trustees except Mr. Murphy and Mr.
Walcott are independent trustees, as defined in the Investment Company Act.
Mr. Murphy is an "interested trustee," because he is affiliated with the
Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company.  Mr. Walcott is an "interested trustee" by virtue of his former position as an officer of the Manager's parent company.  Mr. Murphy was elected as a Trustee of the Fund with the understanding that in the event his affiliation with the Manager is terminated, he will resign as a trustee of the Fund and the other Board IV
Funds for which he is a trustee or director.  All information is as of
December 31, 2002.  All of the Trustees are Trustees or Managers of the
following Oppenheimer funds (referred to as "Board IV Funds"):

                  Oppenheimer Tremont Market Neutral Fund LLC
                    Oppenheimer Tremont Opportunity Fund LLC
                          Oppenheimer Real Estate Fund
                        Oppenheimer Multi Cap Value Fund
                     OFI Tremont Market Neutral Hedge Fund
                     OFI Tremont Core Strategies Hedge Fund

      Messrs. Murphy, Wixted and Zack and Mses. Feld and Ives who are
officers of the Fund, respectively hold the same offices with the other
Oppenheimer funds.  Ms. Lee is also an officer of the Fund.  As of the date of this Statement of Additional Information, the Trustees and the officers of the Fund as a group owned less than 1% of the outstanding shares of the Fund.
The foregoing statement does not reflect ownership of shares of the Fund held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under the plan by the officers of the Fund listed above. In addition, each Independent Trustee, and his family members, do not own securities of either the Manager or Distributor of the Board IV funds or any person directly or indirectly controlling, controlled by or under common control with the Manager or Distributor.

Independent Trustees

---------------------------------------------------------------------------------
                                                                     Aggregate
                                                                       Dollar
                                                                      Range of
Name, Address,1                                           Dollar       Shares
Age, Position(s)  Principal Occupation(s) During Past    Range of     Owned in
Held with Fund    5 Years / Other Trusteeships Held by    Shares     any of the
and Length of     Trustee / Number of Portfolios in      Owned in     Board IV
Time Served2      Fund Complex Overseen by Trustee       the Fund   Funds3
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald J. Abdow,  President, Abdow Corporation              $0           $0
Trustee since     (operator of restaurants): Trustee,
February 2002,    Abdow G&R Trust and Abdow Co.
Age 70.           (owners and operators of restaurant
                  properties); Partner, Abdow
                  Partnership, Abdow Auburn Associates
                  and Abdow Hazard Associates (owners
                  and operators of restaurant
                  properties); Chairman, Western Mass
                  Development Corp; Chairman, American
                  International College; Trustee
                  (since 1993) of MML Series
                  Investment Fund and Trustee (since
                  1994) of MassMutual Institutional
                  Funds  (open-end investment
                  companies). Trustee/manager of three
                  investment companies in the
                  OppenheimerFunds complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph M.         Self-employed as an investment
Wikler, Trustee   consultant; a director of Lakes
since February    Environmental Association (since
2002,             1996), and Medintec (since 1992) and
Age 60.           Cathco (since 1995) (medical device
                  companies); and a member of the
                  investment committee of the
                  Associated Jewish Charities of            $0           $0
                  Baltimore (since 1994); formerly a
                  director of Fortis/Hartford mutual
                  funds (1994 - December 2001).
                  Trustee/manager of three investment
                  companies in the OppenheimerFunds
                  complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter I. Wold,    President of Wold Properties, Inc.        $0       $50,001 -
Trustee since     (an oil and gas exploration and
February 2002,    production company); Vice President,
Age 53.           Secretary and Treasurer of Wold
                  Trona Company, Inc. (soda ash
                  processing and production); Vice
                  President of Wold Talc Company, Inc.
                  (talc mining); Managing Member,
                  Hole-in-the-Wall Ranch (cattle
                  ranching); formerly Director and
                  Chairman of the Board, Denver Branch
                  of the Federal Reserve Bank of
                  Kansas City (1993-1999) and Director
                  of PacifiCorp. (1995 - 1999), an                    $100,000
                  electric utility. Trustee/manager of
                  three investment companies in the
                  OppenheimerFunds complex.
---------------------------------------------------------------------------------

Interested Trustee

---------------------------------------------------------------------------------
Name, Address,4   Principal Occupation(s) During Past     Dollar     Aggregate
Age, Position(s)  5 Years / Other Trusteeships Held by   Range of      Dollar
Held with Fund    Trustee / Number of Portfolios in       Shares      Range of
and Length of     Fund Complex Overseen by Trustee       Owned in      Shares
Time Served5                                             the Fund     Owned in
                                                                     any of the
                                                                    Oppenheimer
                                                                    Funds6
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eustis Walcott,   Principal with Ardsley Associates         $0           $0
Trustee since     (since August 2000) (consulting firm
February 2002,    that provides marketing and sales
Age 64.           support consulting services to
                  financial firms); formerly Senior
                  Vice President, MassMutual Financial
                  Group (May 1990 - July 2000).
                  Trustee/manager of three investment
                  companies in the OppenheimerFunds
                  complex.
---------------------------------------------------------------------------------

Interested Trustee and Officer

---------------------------------------------------------------------------------
Name, Address,7   Principal Occupation(s) During Past     Dollar     Aggregate
                                                                       Dollar
                                                                      Range of
                                                                       Shares
Age, Position(s)                                         Range of     Owned in
Held with Fund    5 Years / Other Trusteeships Held by    Shares     any of the
and Length of     Trustee / Number of Portfolios in      Owned in   Oppenheimer
Time Served8      Fund Complex Overseen by Trustee       the Fund   Funds9
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                  Chairman, Chief Executive Officer         $0       $50,001 -
John V. Murphy,   and director (since June 30, 2001)
President and     and President (since September 2000)
Trustee and       of the Manager; President and a
Chairman of the   trustee of other Oppenheimer funds;
Board             President and a director (since July
Trustee since     2001) of Oppenheimer Acquisition
February 2002     Corp., the Manager's parent holding
Age: 52           company, and of Oppenheimer
                  Partnership Holdings, Inc. (since
                  July 2001), a holding company
                  subsidiary of the Manager; Chairman
                  and a director (since July 2001) of
                  Shareholder Services, Inc. and of
                  Shareholder Financial Services,
                  Inc., transfer agent subsidiaries of
                  the Manager; President (since
                  November 1, 2001) and a director
                  (since July 2001) of Oppenheimer
                  Real Asset Management, Inc., an
                  investment advisor subsidiary of the
                  Manager; President and a director
                  (since July 2001) of
                  OppenheimerFunds Legacy Program, a
                  charitable trust program established
                  by the Manager; a director (since
                  November 2001) of Trinity Investment
                  Management Corp. and Tremont
                  Advisers, Inc., investment advisory
                  affiliates of the Manager, and of
                  OAM Institutional, Inc. (since
                  November 2001), an investment
                  advisory subsidiary of the Manager,
                  and of HarbourView Asset Management
                  Corporation and OFI Private
                  Investments, Inc. (since July 2001),
                  investment advisor subsidiaries of
                  the Manager; formerly President and
                  trustee (from November 1999 to
                  November 2001) of MML Series
                  Investment Fund and MassMutual
                  Institutional Funds, open-end
                  investment companies; Chief
                  Operating Officer (from September
                  2000 to July 2001) of the Manager;
                  Executive Vice President of
                  Massachusetts Mutual Life Insurance
                  Company (from February 1997 to
                  August 2000); a director (from 1999
                  to 2000) of C.M. Life Insurance
                  Company; President, Chief Executive
                  Officer and a director (from 1999 to
                  2000) of MML Bay State Life
                  Insurance Company; Executive Vice
                  President, director and Chief
                  Operating Officer (from 1995 to
                  1997) of David L. Babson & Company,
                  Inc., an investment advisor; Senior
                  Vice President and director (from                   $100,000
                  1995 to 1997) of Potomac Babson
                  Inc., an investment advisor
                  subsidiary of David L. Babson &
                  Company, Inc.; Senior Vice President
                  (from 1995 to 1997) and director
                  (from 1995 to 1999) of DBL
                  Acquisition Corporation, a holding
                  company for investment advisers; a
                  director (from 1989 to 1998) of
                  Emerald Isle Bancorp and Hibernia
                  Savings Bank, wholly-owned
                  subsidiary of Emerald Isle Bancorp;
                  and Chief Operating Officer (from
                  1993 to 1996) of Concert Capital
                  Management, Inc., an investment
                  advisor. Director/trustee/manager of
                  62 investment companies in the
                  OppenheimerFunds complex.
---------------------------------------------------------------------------------

Officers of the Fund

---------------------------------------------------------------------------------
Name, Address,10 Age,           Principal Occupation(s) During Past 5 Years
Position(s) Held with Fund and
Length of Time Served11
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian W. Wixted, Treasurer,     Senior Vice President and Treasurer (since
Principal Financial and         March 1999) of the Manager; Treasurer (since
Accounting Officer since        March 1999) of HarbourView Asset Management
February 2002                   Corporation, Shareholder Services, Inc.,
Age: 42                         Oppenheimer Real Asset Management Corporation,
                                Shareholder Financial Services, Inc. and
                                Oppenheimer Partnership Holdings, Inc., of OFI
                                Private Investments, Inc. (since March 2000)
                                and of OppenheimerFunds International Ltd. and
                                Oppenheimer Millennium Funds plc (since May
                                2000); Treasurer and Chief Financial Officer
                                (since May 2000) of Oppenheimer Trust Company;
                                Assistant Treasurer (since March 1999) of
                                Oppenheimer Acquisition Corp.; an officer of
                                other Oppenheimer funds; formerly Principal and
                                Chief Operating Officer, Bankers Trust Company
                                - Mutual Fund Services Division (March 1995 -
                                March 1999); Vice President and Chief Financial
                                Officer of CS First Boston Investment
                                Management Corp. (September 1991 - March 1995).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack, Secretary       Senior Vice President (since May 1985) and
since February 2002             Acting General Counsel (since November 2001) of
Age: 53                         the Manager; Assistant Secretary of Shareholder
                                Services, Inc. (since May 1985), Shareholder
                                Financial Services, Inc. (since November 1989);
                                OppenheimerFunds International Ltd. and
                                Oppenheimer Millennium Funds plc (since October
                                1997); an officer of other Oppenheimer funds.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dina C. Lee, Assistant          Assistant Vice President and Assistant Counsel
Secretary
since February 2002             of the Manager (since December 2000); Formerly
                                an attorney and Assistant Secretary of Van Eck
Age: 31                         Global (until December 2000).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Katherine P. Feld, Assistant    Vice President and Senior Counsel of the
Secretary                       Manager (since July 1999); an officer of other
since February 2002             Oppenheimer funds; formerly a Vice President
Age: 44                         and Associate Counsel of the Manager (June 1990
                                - July 1999).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives, Assistant     Vice President and Assistant Counsel of the
Secretary                       Manager (since June 1998); an officer of other
since February 2002             Oppenheimer funds; formerly an Assistant Vice
Age: 36                         President and Assistant Counsel of the Manager
                                (August 1997 - June 1998); and Assistant
                                Counsel of the Manager (August 1994-August
                                1997).
---------------------------------------------------------------------------------

      |X| Remuneration of Trustees. The officers of the Fund and one Trustee of the Fund (Mr. Murphy) who are affiliated with the Manager receive no salary or fee from the Fund. The remaining Trustees are paid an annual retainer of $16,000 for serving as a Trustee or Manager of all Board IV funds, and per meeting fees of $500.  As of the date of this Statement of
Additional Information the Fund has paid no compensation to the Trustees because the Fund is a new fund with no prior operations.

            The  Trustees   serve  on  the  Board  for  terms  of   indefinite
duration.  A  Trustee's  position  in  that  capacity  will  terminate  if the
Trustee is removed,  resigns or is subject to various disabling events such as death or  incapacity.  A Trustee may resign upon 90 days' prior written notice to the other Trustees,  and may be removed either by vote of two-thirds of the
Trustees not subject to the removal vote or vote of the  shareholders  holding not less than  two-thirds of the total number of votes  eligible to be cast by all  shareholders.  The Trustees will render assistance to shareholders on the question of the removal of  Trustees in the manner  required by Section  16(c)
of the  Investment  Company  Act. In the event of any vacancy in the  position of a Trustee,  the remaining  Trustees may appoint an individual to serve as a
Trustee,  so long as immediately after such appointment at least two-thirds of the Trustees  then serving  would have been elected by the  shareholders.  The
Trustees  may  call a  meeting  of  shareholders  to fill any  vacancy  in the position  of a Trustee,  and must do so within 60 days after any date on which
Trustees who were elected by the  shareholders  cease to constitute a majority of the Trustees  then  serving.  If no Trustee  remains to manage the business of the Fund,  OFI  Institutional  may manage and  control  the Fund,  but must convene a meeting  of  shareholders  within 60 days for the  purpose of either electing new Trustees or dissolving the Fund.

                         INVESTMENT ADVISORY SERVICES
THE INVESTMENT ADVISER

            OFI Institutional  Asset  Management,  Inc. (the "Adviser" or "OFI
Institutional")  serves  as the  Fund's  investment  adviser,  subject  to the ultimate  supervision  of and  subject  to  any  policies  established  by the
Board. OFI Institutional Asset Management,  Inc. is a wholly-owned  subsidiary of OppenheimerFunds,  Inc., which is a in turn is a wholly-owned subsidiary of
Oppenheimer  Acquisition  Corporation,   which  in  turn  is  a  wholly  owned
subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual").

            Pursuant to the terms of an investment  advisory agreement entered into between the Fund and OFI  Institutional  dated as of January 2, 2003 (the
"Advisory  Agreement"),  OFI  Institutional  is  responsible  for  developing, implementing and supervising the Fund's  investment  program and in connection therewith shall regularly  provide  investment advice and  recommendations  to the Fund with respect to its  investments,  investment  policies and purchases and sales of  securities  for the Fund and arranging for the purchase and sale of such securities.

            OFI  Institutional  is authorized,  subject to the approval of the
Board and Trustees,  to retain one of its  affiliates to provide any or all of the  investment  advisory  services  required to be provided to the Fund or to
assist  OFI  Institutional  in  providing  these  services,   subject  to  the
requirement  that OFI supervise the rendering of any such services to the Fund by its affiliates.

            As  compensation  for  services  required  to be  provided  by OFI
Institutional   under  the   Advisory   Agreement,   the  Fund  will  pay  OFI
Institutional  a monthly  fee (the  "Management  Fee")  computed at the annual rate of 1.25% of the aggregate  value of outstanding  shares  determined as of the last day of the month  (before  any  repurchases  of  shares,  as  defined below).

            The  Advisory  Agreement  was  approved by the Board  (including a majority of the Independent Trustees),  at a meeting held in person on October
21, 2002, and was approved on December 16, 2002 by OppenheimerFunds,  Inc., of which  OFI  Institutional  is a  wholly-owned  subsidiary,  as the  then  sole shareholder  of the  Fund on  behalf  of OFI  Institutional.  The  Independent
Trustees were provided with data as to the  qualifications  of the  Investment
Adviser's  personnel  and the quality and extent of the  services  rendered to investment companies.  The Board particularly  considered:  (1) the investment record of the Investment Adviser, and its immediate parent,  OppenheimerFunds,
Inc.  ("OFI") in managing  other  investment  companies  for which they act as investment adviser, and (2) data as to investment  performance,  advisory fees
and  expense  ratios  of  other  investment   companies  not  advised  by  the
Investment  Adviser or OFI but believed to be in the same  overall  investment and size  category as the Fund.  In arriving at a decision,  the Board did not single out any one factor or group of  factors  as being more  important  than other  factors,  but  considered  all factors  together.  The Board judged the terms and  conditions  of the Advisory  Agreement,  including  the  investment advisory fee, in light of all of the surrounding circumstances,  and found the
Advisory  Agreement to be fair and reasonable and in the best interests of the
Fund.

            The Advisory  Agreement  has an initial term of two years from the date of its  execution,  and may be  continued  in  effect  from  year to year thereafter if such  continuance  is approved  annually by the Board or by vote of a majority of the outstanding voting securities of the Fund;  provided that in  either  event  the  continuance  is also  approved  by a  majority  of the
Independent  Trustees  by vote  cast in person  at a  meeting  called  for the purpose of voting on such  approval.  The  Advisory  Agreement  is  terminable without penalty,  on 60 days' prior written notice: by the Board; by vote of a majority  of  the  outstanding  voting  securities  of  the  Fund;  or by  OFI
Institutional.  The Advisory  Agreement  also provides that it will  terminate automatically  in the event of its  "assignment," as defined by the Investment
Company Act and the rules thereunder.

            The  Advisory  Agreement  provides  that in the absence of willful misfeasance,  bad faith,  gross negligence in the performance of its duties or
reckless   disregard  of  its   obligations  and  duties  under  the  Advisory
Agreement,  OFI Institutional is not liable for any loss the Fund sustains for any investment,  adoption of any investment  policy, or the purchase,  sale or retention of any security.  In addition,  it provides  that OFI  Institutional may act as investment  adviser for any other person,  firm or corporation  and use the name  "Oppenheimer" in connection with other investment  companies for which  it  may  act as  investment  adviser  or  general  distributor.  If OFI
Institutional  shall no longer  act as  investment  adviser  of the Fund,  OFI
Institutional   may   withdraw   the  right  of  the  Fund  to  use  the  name
"Oppenheimer" as part of its name.

            OFI  Institutional or its designee maintains the Fund's accounts, books and other documents required to be maintained under the Investment
Company Act at OppenheimerFunds, Inc., 498 Seventh Avenue, New York, New
York  10018.

THE INVESTMENT MANAGER

            As authorized by the Advisory  Agreement,  Tremont Partners,  Inc.
("Tremont"),   an  affiliate   of  OFI   Institutional,   has  been   assigned
responsibility for providing day-to-day  investment management services to the
Fund,  subject to the supervision of OFI  Institutional.  Tremont is primarily responsible for the selection of Portfolio  Managers and the allocation of the assets of the Fund for investment among the Portfolio  Managers.  In addition,
Tremont is  responsible  for  investing  the cash portion of the Fund's assets not invested in Portfolio Funds or through  Portfolio  Accounts.  Tremont is a majority owned  subsidiary of Oppenheimer  Acquisition  Corporation,  which in turn is a wholly owned subsidiary of MassMutual.

            Tremont  provides  services to the Fund pursuant to the terms of a sub-advisory  agreement  entered  into between OFI  Institutional  and Tremont
dated  as  of  November   20,   2001  (the   "Sub-Advisory   Agreement").   In
consideration of the services provided by Tremont,  OFI  Institutional  pays a monthly  fee to  Tremont  equal to 50% of the  amount  of the  Management  Fee earned by OFI Institutional pursuant to the Advisory Agreement.

            The Sub-Advisory  Agreement was approved by the Board (including a majority of the Independent Managers),  at a meeting held in person on October
21, 2002,  and was approved  December 16, 2002 by  OppenheimerFunds,  Inc., of which  OFI  Institutional  is a  wholly-owned  subsidiary,  as the  then  sole shareholder of the Fund on behalf of OFI Institutional.  As in the case of the
Advisory  Agreement,  the  Independent  Trustees were provided with data as to the qualifications of the Investment  Manager's  personnel and the quality and extent of its advisory services.  The Board particularly  considered Tremont's investment  record in managing  multi-manager  hedge  funds.  In arriving at a decision,  the Board did not  single out any one factor or group of factors as
being  more  important   than  other  factors,   but  considered  all  factors
together.  The  Board  judged  the terms and  conditions  of the  Sub-Advisory
Agreement,  including  the  investment  advisory  fee,  in light of all of the surrounding  circumstances,  and found the  Sub-Advisory  Agreement to be fair and reasonable and in the best interests of the Fund.

            The  Sub-Advisory  Agreement has an initial term of two years from the date of its  execution,  and may be  continued in effect from year to year thereafter if such  continuance  is approved  annually by the Board or by vote of a majority of the outstanding voting securities of the Fund;  provided that in  either  event  the  continuance  is also  approved  by a  majority  of the
Independent  Trustees  by vote  cast in person  at a  meeting  called  for the purpose of voting on such approval.  The Sub-Advisory  Agreement is terminable without penalty,  on 60 days' prior written notice: by the Board; by vote of a
majority  of  the   outstanding   voting   securities  of  the  Fund;  by  OFI
Institutional;  or by Tremont.  The Sub-Advisory  Agreement also provides that it will terminate  automatically in the event of its  "assignment," as defined by the Investment Company Act and the rules thereunder.

            The  Sub-Advisory  Agreement  provides  that  in  the  absence  of willful  misfeasance,  bad faith,  gross  negligence in the performance of its duties or reckless  disregard of its obligations and duties under the Advisory
Agreement,  Tremont  is not  liable  to the Fund or to  Institutional  for any loss the Fund sustains for any investment,  adoption of any investment policy, or the purchase,  sale or retention of any security.  In addition, it provides that  Tremont  may act as  investment  adviser for any other  person,  firm or corporation  and use the name  "Tremont" in connection  with other  investment companies  for which it may act as  investment  adviser.  If Tremont  shall no longer act as investment  manager of the Fund,  Tremont may withdraw the right of the Fund to use the name "Tremont" as part of its name.

FUND EXPENSES

            The  Fund  will  bear  all  costs  and  expenses  incurred  in its business and operations other than those specifically  required to be borne by
OFI  Institutional  pursuant to the  Advisory  Agreement.  Costs and  expenses borne by the Fund include, but are not limited to, the following:
o     all costs and expenses  directly related to investment  transactions and
                  positions  for  the  Fund's  account,   including,  but  not
                  limited to, brokerage  commissions,  research fees, interest and commitment fees on loans and debit  balances,  borrowing charges on  securities  sold short,  dividends on securities sold but not yet  purchased,  custodial  fees,  margin fees, transfer  taxes and  premiums,  taxes  withheld  on  foreign
                  dividends  and  indirect   expenses  from   investments   in
                  Portfolio Funds;
o     all costs and expenses  associated  with the operation and  registration of the  Fund,  ongoing  offering  costs  and  the  costs  of compliance with, any applicable Federal and state laws;
o     all costs and expenses  associated with the  organization  and operation of separate  investment funds managed by Portfolio  Managers retained by the Fund;
o     the  costs  and  expenses  of  holding  meetings  of the  Board  and any meetings of  shareholders,  including costs  associated with the preparation and dissemination of proxy materials;
o     the  fees  and  disbursements  of Fund  counsel,  legal  counsel  to the
                  Independent Trustees, Managers,  independent accountants for the Fund and other consultants and professionals  engaged on behalf of the Fund;
o     the Management Fee;
o     the  fees   payable   to   custodians   and  other   persons   providing
                  administrative services to the Fund;
o     the costs of a fidelity  bond and any  liability  insurance  obtained on behalf of the Fund or the Board;
o     all costs and  expenses  of  preparing,  setting in type,  printing  and
                  distributing    reports   and   other    communications   to
                  shareholders; and
o     such other types of  expenses  as may be  approved  from time to time by the Board of Trustees.

            The Portfolio Funds will bear all expenses  incurred in connection with their  operations.  These  expenses are similar to those  incurred by the
Fund. The Portfolio  Managers  generally will charge  asset-based  fees to and
receive   performance-based   allocations  from  the  Portfolio  Funds,  which
effectively will reduce the investment  returns of the Portfolio Funds and the amount  of any  distributions  from the  Portfolio  Funds to the  Fund.  These expenses,  fees and  allocations  will be in addition to those incurred by the
Fund itself.

CODES OF ETHICS

            The  Fund,  OFI   Institutional,   Tremont  and   OppenheimerFunds
Distributor,  Inc. ("OFDI"),  the Fund's distributor,  have each adopted codes of ethics.  The codes are  designed  to detect and prevent  improper  personal trading  by  their  personnel,  including  investment  personnel,  that  might
compete  with  or   otherwise   take   advantage   of  the  Fund's   portfolio
transactions.  Covered  persons  include the  Trustees  and the  officers  and directors  of OFI  Institutional  and  Tremont,  as well as  employees  of OFI
Institutional  and Tremont having  knowledge of the investments and investment intentions  of the Fund.  The codes of ethics  permit  persons  subject to the
Code to invest in securities,  including  securities  that may be purchased or held  by  the  Fund,  subject  to  a  number  of  restrictions  and  controls.
Compliance with the codes of ethics is carefully monitored and enforced.

            The  codes of  ethics  are  included  as  exhibits  to the  Fund's registration  statement filed with the Securities and Exchange  Commission and can be reviewed and copied at the SEC's Public  Reference  Room in Washington,
D.C.  Information  on  the  operation  of the  Public  Reference  Room  may be obtained  by  calling  the SEC at  1-202-942-8090.  The  codes of  ethics  are
available   on  the   EDGAR   database   on  the   SEC's   Internet   site  at
http://www.sec.gov,  and also may be obtained, after paying a duplicating fee, by electronic  request at the following  E-mail  address:  publicinfo@sec.gov,
or  by  writing  the  SEC's  Public  Reference   Section,   Washington,   D.C.
20549-0102.

                            CONFLICTS OF INTEREST
OFI INSTITUTIONAL

            OFI   Institutional  and  its  affiliates  manage  the  assets  of registered  investment  companies  other than the Fund and provide  investment advisory  services  to  other  accounts.  The Fund  has no  interest  in these activities.  OFI  Institutional  and its officers or  employees  who assist in providing  services  to the Fund will be  engaged  in  substantial  activities other  than on  behalf  of the Fund  and may have  conflicts  of  interest  in allocating  their  time and  activity  between  the Fund and other  registered
investment   companies  and  accounts  managed  by  OFI   Institutional.   OFI
Institutional  and its  officers  and  employees  will devote so much of their time to the  affairs  of the  Fund  as in  their  judgment  is  necessary  and appropriate.

TREMONT

            Tremont also  provides  investment  advisory  and other  services, directly and through  affiliates,  to various entities and accounts other than
the  Fund   ("Tremont   Accounts").   The  Fund  has  no   interest  in  these
activities.  Tremont  and the  investment  professionals  who,  on  behalf  of
Tremont,  will  provide  investment  advisory  services  to the  Fund  will be engaged in substantial  activities  other than on behalf of the Fund, may have differing  economic  interests  in  respect of such  activities,  and may have conflicts of interest in allocating  their time and activity  between the Fund and the Tremont  Accounts.  Such  persons will devote only so much time to the affairs of the Fund as in their judgment is necessary and appropriate.

PARTICIPATION IN INVESTMENT OPPORTUNITIES

            Tremont expects to employ an investment  program for the Fund that is substantially  similar to the investment program employed by it for certain
Tremont  Accounts,  including  a private  investment  partnership  that has an investment  program that is  substantially  the same as the Fund's  investment program.  As a general  matter,  Tremont will  consider  participation  by the
Fund in all appropriate investment  opportunities that are under consideration for those other Tremont Accounts.  There may be circumstances,  however, under which  Tremont  will  cause one or more  Tremont  Accounts  to commit a larger percentage of their  respective  assets to an investment  opportunity  than to which Tremont will commit the Fund's assets.  There also may be  circumstances under  which  Tremont  will  consider  participation  by Tremont  Accounts  in investment  opportunities in which Tremont does not intend to invest on behalf of the Fund, or vice versa.

            Tremont will evaluate for the Fund and for each Tremont  Account a variety of factors  that may be relevant in  determining  whether a particular investment  opportunity or strategy is  appropriate  and feasible for the Fund or a Tremont Account at a particular time, including,  but not limited to, the following:  (1) the nature of the investment  opportunity taken in the context of the other  investments  at the time;  (2) the  liquidity of the  investment
relative  to  the  needs  of  the  particular  entity  or  account;   (3)  the
availability of the opportunity (i.e., size of obtainable  position);  (4) the transaction costs involved;  and (5) the investment or regulatory  limitations applicable to the particular entity or account.  Because these  considerations may  differ  for the Fund  and the  Tremont  Accounts  in the  context  of any particular investment  opportunity,  the investment activities of the Fund and the Tremont  Accounts may differ from time to time. In addition,  the fees and expenses  of  the  Fund  will  differ  from  those  of the  Tremont  Accounts.
Accordingly,  the future performance of the Fund and the Tremont Accounts will vary.

            When Tremont  determines that it would be appropriate for the Fund and one or more Tremont  Accounts to participate in an investment  transaction in the same  Portfolio  Fund or other  investment  at the same  time,  it will attempt  to  aggregate,  place and  allocate  orders on a basis  that  Tremont believes to be fair and equitable,  consistent with its responsibilities under applicable  law.  Decisions  in this  regard are  necessarily  subjective  and there is no requirement that the Fund participate,  or participate to the same extent as the Tremont  Accounts,  in all  investments or trades.  However,  no participating entity or account will receive  preferential  treatment over any other and Tremont  will take steps to ensure that no  participating  entity or account will be  systematically  disadvantaged by the  aggregation,  placement and allocation of orders and investments.

            Situations   may   occur,   however,   where  the  Fund  could  be
disadvantaged  because of the investment  activities  conducted by Tremont for the Tremont  Accounts.  Such  situations  may be based on, among other things,
the  following:   (1)  legal  restrictions  or  other  limitations  (including limitations  imposed by Portfolio Managers with respect to Portfolio Funds) on the combined size of positions  that may be taken for the Fund and the Tremont
Accounts,   thereby   limiting  the  size  of  the  Fund's   position  or  the
availability of the investment opportunity;  (2) the difficulty of liquidating an investment  for the Fund and the Tremont  Accounts  where the market cannot absorb the sale of the combined  positions;  and (3) the determination  that a particular  investment  is  warranted  only if hedged  with an option or other instrument  and  there is a  limited  availability  of such  options  or other instruments.  In particular,  the Fund may be legally restricted from entering into a "joint  transaction"  (as defined in the  Investment  Company Act) with the Tremont  Accounts  with  respect to the  securities  of an issuer  without first obtaining exemptive relief from the SEC.  See "Other Matters" below.

            Directors,  officers,  employees and affiliates of Tremont may buy and sell  securities or other  investments for their own accounts and may have actual or potential  conflicts of interest with respect to investments made on behalf  of  the  Fund.  As  a  result  of  differing  trading  and  investment strategies or  constraints,  positions  may be taken by  directors,  officers, employees and affiliates of Tremont,  or by Tremont for the Tremont  Accounts,
that are the same,  different or made at a different time than positions taken for the Fund.

OTHER MATTERS

            Except in  accordance  with  applicable  law,  OFI  Institutional,
Tremont and their  affiliates  are not  permitted to buy  securities  or other property  from, or sell  securities or other  property to, the Fund.  However,
subject  to  certain   conditions   imposed  by  applicable  rules  under  the
Investment Company Act, the Fund may effect certain principal  transactions in securities with one or more accounts managed by OFI  Institutional or Tremont, except for  accounts  as to which OFI  Institutional,  Tremont or any of their affiliates  serves as a general  partner  or as to which they may be deemed to be an  affiliated  person (or an  affiliated  person of such a person),  other than an  affiliation  that results solely from OFI  Institutional,  Tremont or one of their  affiliates  serving as an  investment  adviser  to the  account.
These  transactions   would  be  made  in  circumstances   where  Tremont  has
determined  it would be  appropriate  for the Fund to purchase (or sell),  and
Tremont  or OFI  Institutional  has  determined  it would be  appropriate  for another account to sell (or purchase),  the same security or instrument on the same day.

            Future  investment  activities of OFI  Institutional,  Tremont and their affiliates,  and of their respective  directors,  officers or employees, may give rise to additional conflicts of interest.

                                 TAX ASPECTS
            This  summary  of  certain  aspects  of  the  Federal  income  tax treatment  of the Fund is based upon the  Internal  Revenue  Code of 1986,  as amended (the "Code"), judicial decisions,  Treasury Regulations and rulings in existence  on the date  hereof,  all of which  are  subject  to  change.  This summary  does not  discuss the impact of various  proposals  to amend the Code which could change  certain of the tax  consequences  of an  investment in the
Fund.  This  summary  also  does  not  discuss  tax  consequences  that may be relevant  to persons who are neither  U.S.  persons  within the meaning of the
Code nor persons exempt from Federal income tax.

Tax Treatment of Fund Operations
--------------------------------

      Qualification as a Regulated Investment Company.  As a regulated
      -----------------------------------------------
investment company, the Fund is not subject to Federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses and net short-term capital gain in excess of long-term capital loss) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.  That qualification enables the
Fund to "pass through" its income and realized capital gains to shareholders without the Fund having to pay tax on them.  The Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the
Fund would be treated for Federal income tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

      To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the Code, some of which are described below.
Distributions by the Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under that test, at the close of each quarter of the
Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of "other issuers". As to each of those "other issuers", the Fund must not have invested more than
5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer.  In addition, no more than 25% of the value of the
Fund's total assets may be invested in the securities of any one issuer
(other than U.S. government securities and securities of other regulated investment companies) or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses.  For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

      Excise Tax on Regulated Investment Companies. Under the Code, by
      --------------------------------------------
December 31 of each year, the Fund must distribute at least 98% of its taxable investment income earned from January 1 through December 31 of that year and at least 98% of its capital gains realized in the period from
November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet these requirements, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

Unrelated Business Taxable Income
---------------------------------

      Generally,  an exempt  organization is exempt from Federal income tax on its  passive  investment  income,  such as  dividends,  interest  and  capital gains.12  This  general  exemption  from tax does not apply to the  "unrelated business  taxable  income"  ("UBTI")  of an  exempt  organization.  Generally, income and gain derived by an exempt  organization from the ownership and sale of debt-financed  property is taxable in the proportion to which such property is  financed  by  "acquisition  indebtedness"  during the  relevant  period of time.  Accordingly,  a tax-exempt U.S.  person  investing in the Fund will not realize UBTI with respect to an unleveraged  investment in shares.  Tax-exempt
U.S.  persons are urged to consult their own tax advisors  concerning the U.S.
tax consequences of an investment in the Fund.

                             ERISA CONSIDERATIONS
            Persons who are  fiduciaries  with respect to an employee  benefit plan or other arrangement  subject to the Employee  Retirement Income Security
Act of 1974,  as amended  (an "ERISA  Plan" and  "ERISA,"  respectively),  and persons who are  fiduciaries  with  respect to an IRA or Keogh Plan,  which is not  subject to ERISA but is subject to the  prohibited  transaction  rules of
Section 4975 of the Code (together with ERISA Plans,  "Benefit  Plans") should consider,  among other things,  the matters described below before determining whether to invest in the Fund.

            ERISA imposes  certain  general and specific  responsibilities  on persons  who  are  fiduciaries  with  respect  to  an  ERISA  Plan,  including prudence,  diversification,  an  obligation  not  to  engage  in a  prohibited
transaction  and  other  standards.   In  determining   whether  a  particular
investment  is  appropriate  for an ERISA Plan,  Department  of Labor  ("DOL")
regulations  provide that a fiduciary  of an ERISA Plan must give  appropriate consideration  to, among other things,  the role that the investment  plays in the ERISA Plan's portfolio,  taking into consideration  whether the investment is designed  reasonably to further the ERISA Plan's  purposes,  an examination of the risk and return  factors,  the portfolio's  composition  with regard to diversification,  the  liquidity  and  current  return of the total  portfolio relative to the anticipated  cash flow needs of the ERISA Plan, the income tax consequences of the investment (see "Tax  Aspects--Certain  Issues  Pertaining to  Specific  Exempt  Organizations")  and the  projected  return of the total portfolio  relative to the ERISA Plan's funding  objectives.  Before investing the assets of an ERISA Plan in the Fund, a fiduciary should determine  whether such an investment is consistent with its fiduciary  responsibilities  and the foregoing  regulations.  For example,  a fiduciary  should consider whether an investment  in  the  Fund  may  be  too  illiquid  or  too  speculative  for a particular  ERISA  Plan,  and  whether  the  assets of the ERISA Plan would be sufficiently  diversified.  If a fiduciary with respect to any such ERISA Plan breaches its or his  responsibilities  with regard to selecting an  investment or an investment  course of action for such ERISA Plan,  the fiduciary  itself or  himself  may be held  liable for  losses  incurred  by the ERISA Plan as a result of such breach.

            Because the Fund is registered as an investment  company under the
Investment  Company  Act,  the  underlying  assets of the Fund  should  not be considered  to be "plan  assets" of the ERISA Plans  investing in the Fund for purposes of ERISA's (or the Code's)  fiduciary  responsibility  and prohibited
transaction   rules.   Thus,  OFI   Institutional  and  Tremont  will  not  be
fiduciaries  within  the  meaning of ERISA by reason of their  authority  with respect to the Fund.

            A  Benefit  Plan  which  proposes  to  invest  in the Fund will be required  to  represent  that it,  and any  fiduciaries  responsible  for such
Plan's  investments,  are  aware  of  and  understand  the  Fund's  investment objective,  policies and  strategies,  that the decision to invest plan assets in the Fund was made with  appropriate  consideration  of relevant  investment factors with regard to the Benefit Plan and is consistent  with the duties and responsibilities  imposed  upon  fiduciaries  with regard to their  investment decisions under ERISA and/or the Code.

            Certain  prospective  Benefit Plan Members may currently  maintain relationships  with OFI  Institutional,  Tremont or their affiliates.  Each of such  persons may be deemed to be a party in interest to and/or a fiduciary of any  Benefit  Plan to  which it  provides  investment  management,  investment advisory or other  services.  ERISA prohibits (and the Code penalizes) the use of ERISA and Benefit  Plan  assets for the benefit of a party in interest  and also  prohibits (or  penalizes) an ERISA or Benefit Plan  fiduciary from using its  position  to  cause  such  Plan to make an  investment  from  which it or certain third parties in which such  fiduciary has an interest would receive a fee or other  consideration.  ERISA and Benefit  Plan Members  should  consult with counsel to determine if  participation  in the Fund is a transaction that is  prohibited  by ERISA or the Code.  Fiduciaries  of ERISA or  Benefit  Plan
Members will be required to represent  that the decision to invest in the Fund was  made by them as  fiduciaries  that  are  independent  of such  affiliated persons,  that such  fiduciaries  are duly  authorized to make such investment decision  and that  they  have not  relied  on any  individualized  advice  or recommendation  of  such  affiliated  persons,  as a  primary  basis  for  the decision to invest in the Fund.

            The  provisions of ERISA and the Code are subject to extensive and
continuing   administrative  and  judicial   interpretation  and  review.  The
discussion of ERISA and the Code  contained in this SAI and the  prospectus is general  and  may  be  affected  by  future  publication  of  regulations  and rulings.  Potential  Benefit Plan Members  should consult their legal advisers regarding the  consequences  under ERISA and the Code of the  acquisition  and ownership of shares.

                                  BROKERAGE
            Each Portfolio Manager is directly  responsible for placing orders for  the  execution  of  portfolio  transactions  for  the  Portfolio  Fund or
Portfolio  Account  that  it  manages  and for the  allocation  of  brokerage.
Transactions  on U.S.  stock  exchanges  and on some foreign  stock  exchanges involve  the  payment  of  negotiated  brokerage  commissions.  On  the  great majority  of  foreign  stock  exchanges,  commissions  are  fixed.  No  stated
commission is generally  applicable to securities  traded in  over-the-counter markets,  but the prices of those securities include  undisclosed  commissions or mark-ups.

            In  selecting  brokers  and  dealers  to execute  transactions  on behalf of a Portfolio Fund or Portfolio  Account,  each Portfolio Manager will generally  seek to obtain the best price and execution  for the  transactions, taking  into  account  factors  such as price,  size of order,  difficulty  of execution  and  operational  facilities  of a  brokerage  firm,  the scope and quality of brokerage services  provided,  and the firm's risk in positioning a block of  securities.  Although it is  expected  that each  Portfolio  Manager generally  will seek  reasonably  competitive  commission  rates,  a Portfolio
Manager  will not  necessarily  pay the lowest  commission  available  on each transaction.  The  Portfolio  Managers  will  typically  have no obligation to deal  with any  broker  or group  of  brokers  in  executing  transactions  in portfolio  securities.  Brokerage practices adopted by Portfolio Managers with respect to  Portfolio  Funds may vary and will be governed  by each  Portfolio
Fund's organizational documents.

            Consistent   with  the   principle   of  seeking  best  price  and
execution,  a  Portfolio  Manager  may place  orders for a  Portfolio  Fund or
Portfolio  Account with brokers  that  provide the  Portfolio  Manager and its affiliates with  supplemental  research,  market and statistical  information, including advice as to the value of securities,  the advisability of investing in,  purchasing or selling  securities,  and the availability of securities or purchasers  or sellers of  securities,  and  furnishing  analyses  and reports concerning  issuers,  industries,  securities,  economic  factors  and trends, portfolio  strategy  and the  performance  of  accounts.  The  expenses of the
Portfolio  Managers are not necessarily  reduced as a result of the receipt of this supplemental  information,  which may be useful to the Portfolio Managers or their affiliates in providing  services to clients other than the Portfolio
Funds and the  Portfolio  Accounts  they manage.  In addition,  not all of the supplemental  information  is  necessarily  used  by a  Portfolio  Manager  in
connection   with  the  Portfolio  Fund  or  Portfolio   Account  it  manages.
Conversely,  the  information  provided to a Portfolio  Manager by brokers and
dealers  through  which  other  clients  of  the  Portfolio   Manager  or  its
affiliates  effect  securities  transactions  may be useful  to the  Portfolio
Manager in providing services to the Portfolio Fund or a Portfolio Account.

            It  is  anticipated  that  Portfolio   Managers   (including  each
Portfolio  Manager  retained to manage a  Portfolio  Account)  will  generally follow  brokerage  placement  practices  similar to those described above. The brokerage  placement  practices  described  above  will  also be  followed  by
Tremont to the extent it places  transactions for the Fund.  However,  certain
Portfolio  Managers  (other than those managing  Portfolio  Accounts) may have policies that permit the use of brokerage  commissions  of a Portfolio Fund to obtain  products  or  services  that  are not  research  related  and that may benefit the Portfolio Manager.

                             VALUATION OF ASSETS
            The  Board  of  Trustees  has   established   procedures  for  the
valuation  of the  Fund's  securities.  In  general  those  procedures  are as follows:

            Equity  securities,  puts,  calls  and  futures  traded  on a U.S.
            securities exchange or on NASDAQ are valued as follows:

                  (1) if last sale  information  is regularly  reported,  they are  valued  at  the  last  reported  sale  price  on the
                     principal  exchange  on  which  they  are  traded  or  on
                     NASDAQ, as applicable, on that day, or

                  (2)  if  last  sale   information  is  not  available  on  a
                     valuation  date,  they are  valued  at the last  reported
                     sale price  preceding the valuation  date if it is within
                     the spread of the  closing  "bid" and  "asked"  prices on
                     the  valuation  date or,  if not,  at the  closing  "bid"
                     price on the valuation date.

            Equity  securities  traded  on  a  foreign   securities   exchange
            generally are valued in one of the following ways:

                  (1) at the last sale price  available to the pricing service approved by the Board of Trustees, or

                  (2) at the last sale  price  obtained  by  OppenheimerFunds,
                     Inc.  ("OFI") from the report of the  principal  exchange
                     on which  the  security  is  traded  at its last  trading
                     session on or immediately before the valuation date, or

                  (3) at  the  mean  between  the  "bid"  and  "asked"  prices
                     obtained  from  the  principal   exchange  on  which  the
                     security  is  traded  or,  on  the  basis  of  reasonable
                     inquiry, from two market makers in the security.

            The  following  securities  are  valued  at the mean  between  the
            "bid" and "asked" prices  determined by a pricing service approved by the  Board of  Trustees  or  obtained  by OFI  from two  active market makers in the security on the basis of reasonable inquiry:

                  (1) debt  instruments  that have a maturity of more than 397 days when issued,

                  (2)  debt  instruments  that had a  maturity  of 397 days or less when  issued and have a  remaining  maturity of more
                     than 60 days,

                  (3) non-money  market debt  instruments  that had a maturity of  397  days  or  less  when  issued  and  which  have a
                     remaining maturity of 60 days or less, and
                  (4)  puts,  calls  and  futures  that are not  traded  on an exchange or on NASDAQ.

            Money market debt  securities that had a maturity of less than 397 days when  issued  that have a  remaining  maturity  of 60 days or less are valued at cost,  adjusted  for  amortization  of premiums and accretion of discounts.

            Securities   (including   restricted    securities)   not   having
            readily-available  market  quotations  are  valued  at fair  value determined under procedures  established by the Board of Trustees.
            If OFI is unable to  locate  two  market  makers  willing  to give quotes,  a security  may be priced at the mean  between  the "bid"
            and  "asked"  prices  provided  by a single  active  market  maker
            (which  in  certain  cases may be the  "bid"  price if no  "asked"
            price is  available).  The Fund's  interests  in  Portfolio  Funds will not have  readily  available  market  quotations  and will be valued at their  "fair  value,"  as  determined  under  procedures established  by  the  Board  of  Trustees.  As  described  in  the prospectus,  with respect to its interests in Portfolio Funds, the
            Fund will  normally  rely on  valuation  information  provided  by
            Portfolio   Managers   as  being   the   "fair   value"   of  such
            investments.  The Board of Trustees,  however,  will consider such information  provided  by  Portfolio  Managers,  as well as  other available  information,  and  may  possibly  conclude  in  unusual
            circumstances  that  the  information   provided  by  a  Portfolio
            Manager  does  not  represent  the  "fair  value"  of  the  Fund's interests in Portfolio Funds.

            In  the  case  of  U.S.  government  securities,   mortgage-backed
            securities,  corporate  bonds and foreign  government  securities, when last sale  information  is not generally  available,  OFI may use  pricing  services  approved  by the  Board of  Trustees.  The pricing  service may use  "matrix"  comparisons  to the prices for comparable  instruments  on  the  basis  of  quality,  yield,  and maturity.  Other  special  factors  may be  involved  (such as the tax-exempt  status of the interest paid by municipal  securities).
            OFI will  monitor  the  accuracy  of the  pricing  services.  That
            monitoring  may  include   comparing  prices  used  for  portfolio
            valuation to actual sales prices of selected securities.

            The  closing  prices in the London  foreign  exchange  market on a particular  business  day that are  provided by a bank,  dealer or pricing  service that OFI has  determined  to be reliable are used to value foreign  currency,  including  forward  foreign  currency contracts,  and to determine  the U.S.  dollar value of securities that are denominated or quoted in foreign currency.

                    INDEPENDENT AUDITORS AND LEGAL COUNSEL
            Ernst  & Young  LLP  serves  as the  independent  auditors  of the
Fund.  Its  principal  business  address  is 5  Times  Square,  New  York,  NY
10036.

            Mayer,  Brown & Platt,  New York,  New York,  acts as Fund Counsel and Independent  Trustee Counsel,  and Schulte Roth & Zabel LLP, New York, New
York, acts as Special Fund Counsel.

                                  CUSTODIAN
      Citibank, N.A. (the "Custodian") serves as the custodian of the Fund's assets, and may maintain custody of the Fund's assets with domestic and
non-U.S. subcustodians (which may be banks, trust companies, securities depositories and clearing agencies) approved by the Board.  Assets of the
Fund are not held by OFI Institutional or Tremont or commingled with the assets of other accounts except to the extent that securities are held in the name of a custodian in a securities depository, clearing agency or omnibus customer account of such custodian.  The Custodian's principal business address is111 Wall Street, New York, New York 10005

                               CONTROL PERSONS
            OppenheimerFunds,  Inc.  ("OFI"),  the  immediate  parent  of  OFI
Institutional,  has  invested  $100,000  in the Fund in order to  provide  the
Fund's  initial  capital,  and has been the sole  shareholder of the Fund. OFI will  invest an  additional  $25  million  in the Fund at the  closing  of the initial offering for investment  purposes.  Shares held by OFI and Tremont may constitute  more than 25% of the  Fund's  shares  when the  Fund's  operations commence upon the closing of the initial offering of shares,  depending on the aggregate  investments  made in the Fund by other persons.  By virtue of their ownership  of  more  than  25% of  the  Fund's  outstanding  shares,  OFI  and
MassMutual  (which  controls  OFI and  Tremont),  may be deemed to control the
Fund and  (depending  on the value of shares then held by other  shareholders)
may be in a position  to control  the outcome of voting on matters as to which shareholders  are entitled to vote. OFI is a corporation  organized  under the laws of Colorado and  maintains its  principal  office at 498 Seventh  Avenue,
New York,  New York  10018.  MassMutual  is a mutual  life  insurance  company organized under the laws of the  Commonwealth of  Massachusetts  and maintains its principal office at 1295 State Street, Springfield, Massachusetts 01111.

            As  of  the  commencement  of  the  Fund's  operations,   OFI  and
MassMutual  were the only persons owning of record or  beneficially 5% or more of the Fund's outstanding shares.

                       SUMMARY OF DECLARATION OF TRUST
            The following is a summary  description of additional items and of select  provisions  of  the  Declaration  of  Trust  that  are  not  described elsewhere in this SAI or in the Fund's  prospectus.  The  description  of such items and  provisions is not  definitive  and reference  should be made to the complete  text of the  Declaration  of Trust filed as an exhibit to the Fund's
Registration Statement.

LIABILITY OF SHAREHOLDERS; DUTY OF CARE

      All persons  extending credit to, doing business with,  contracting with or having or asserting any claim  against the Fund or the Trustees  shall look
only  to  the  assets  of  the  Fund  for  payment   under  any  such  credit,
transaction,   contract  or  claim;  and  neither  the  shareholders  nor  the
Trustees,  nor any of their agents,  whether past, present or future, shall be personally  liable,  Notice of such disclaimer and agreement  thereto shall be given in each agreement,  obligation or instrument entered into or executed by
Fund or the Trustees.

      Under  the   Declaration  of  Trust,   there  is  expressly   disclaimed
shareholder  and Trustee  liability for the acts and  obligations of the Fund.
Nothing  in the  Declaration  of Trust  shall,  however,  protect a Trustee or officer  against  any  liability  to  which  such  Trustee  or  officer  would otherwise  be  subject  by reason of willful  misfeasance,  bad  faith,  gross negligence or reckless  disregard of the duties involved in the conduct of the office of Trustee or of such officer hereunder.

Massachusetts law permits a shareholder of a business trust (such as the
Fund) to be held personally liability as a "partner" under certain circumstances.  However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

                      TERM, DISSOLUTION AND LIQUIDATION

      The  liquidation  of the Fund may be authorized at any time by vote of a majority of the Trustees or instrument  executed by a majority of their number then in office,  provided the Trustees find that it is in the best interest of the  shareholders  of the Fund or as otherwise  provided in the Declaration of
Trust.

            Upon the occurrence of any event of dissolution,  the Board or OFI
Institutional,  acting  as  liquidator  under  appointment  by the  Board  (or another liquidator,  if the Board does not appoint OFI Institutional to act as liquidator or is unable to perform this function),  is charged with winding up the affairs of the Fund and liquidating its assets.
            Upon  the   dissolution   of  the  Fund,  its  assets  are  to  be
distributed  (1) first to satisfy the debts,  liabilities  and  obligations of the Fund,  other than debts to  shareholders,  including actual or anticipated
liquidation  expenses,  and  (2)  then  to  satisfy  debts,   liabilities  and
obligations owing to the shareholders.  Assets may be distributed in-kind on a pro rata basis if the Board or liquidator  determines that such a distribution would be in the  interests  of the  shareholders  in  facilitating  an orderly liquidation.

VOTING

            Each  Member has the right to cast a number of votes  equal to the number of shares owned at a meeting of shareholders  called by the Board or by shareholders  holding  not less than  one-third  of the total  number of votes eligible  to be cast.  Shareholders  will be entitled to vote on any matter on which shareholders of a registered  investment company organized as a business trust would normally be entitled to vote,  including the election of Trustees, approval of the Fund's  investment  advisory  agreement,  and  approval of the
Fund's  auditors,  and on  certain  other  matters,  to the  extent  that  the
Investment  Company Act requires a vote of  shareholders  on any such matters.
Except for the  exercise of their  voting  privileges,  shareholders  in their capacity as such are not entitled to  participate in the management or control of the Fund's business, and may not act for or bind the Fund.

REPORTS TO SHAREHOLDERS

            The Fund  will  furnish  to  shareholders  as soon as  practicable after  the end of each  taxable  year such  information  as is  necessary  for shareholders to complete Federal and state income tax or information  returns, along with any other tax  information  required by law.  The Fund will send to shareholders  a semi-annual  and an audited annual report within 60 days after the close of the period for which it is being made,  or as otherwise  required by the Investment  Company Act.  Quarterly  reports from OFI  Institutional or
Tremont  regarding the Fund's  operations during each fiscal quarter also will be sent to shareholders.

FISCAL YEAR

            For accounting purposes, the Fund's fiscal year is the 12-month period ending on March 31st.  The first fiscal year of the Fund will commence
on the date of the initial closing and will end on March 31, 2003.   For tax
purposes, the Fund intends to adopt the 12-month period ending December 31 of each year as its taxable year.  However, in certain circumstances the Fund may be required to adopt a taxable year ending on another date.  A taxable year ending on such other date may therefore be required temporarily until the Fund has attracted additional investors with calendar years for tax purposes, at which time the Fund may be eligible to change its taxable year-end to December 31st.

                     FUND ADVERTISING AND SALES MATERIAL

            Advertisements  and  sales  literature  relating  to the  Fund and reports to shareholders may include quotations of investment  performance.  In these materials,  the Fund's performance will normally be portrayed as the net return to an  investor  in the Fund during each month or quarter of the period for which investment  performance is being shown.  Cumulative  performance and year-to-date  performance computed by aggregating  quarterly or monthly return data may also be used.  Investment  returns  will be  reported on a net basis, after all fees and  expenses.  Other  methods  may also be used to portray the
Fund's investment performance.
            The  Fund's  investment  performance  will vary from time to time, and past results are not necessarily representative of future results.

            Comparative  performance  information,  as well  as any  published ratings, rankings and analyses,  reports and articles discussing the Fund, may also be used to advertise  or market the Fund,  including  data and  materials prepared by  recognized  sources of such  information.  Such  information  may include  comparisons of the Fund's  investment  performance to the performance of  recognized  market  indices and indices,  including but not limited to the
CSFB/Tremont  Hedge Fund Index, an index prepared in part by Tremont Advisers,
Inc.,  an  affiliate  of OFI  and  Tremont.  Comparisons  may  also be made to economic and  financial  trends and data that may be relevant for investors to consider in determining whether to invest in the Fund.

                             FINANCIAL STATEMENTS

            The following comprise the financial statements of the Fund:

o     Independent Auditors' Report.

o     Statement of Assets and Liabilities.

o     Notes to the Statement of Assets and Liabilities

                        Report of Independent Auditors

To the Shareholder and Board of Trustees of
    OFI Tremont Market Neutral Hedge Fund

We have audited the  accompanying  statement of assets and  liabilities of OFI
Tremont Market  Neutral Hedge Fund (the "Fund") as of December 16, 2002.  This
statement  of assets  and  liabilities  is the  responsibility  of the  Fund's management.  Our  responsibility is to express an opinion on this statement of assets and liabilities based on our audit.

We  conducted  our  audit in  accordance  with  auditing  standards  generally accepted  in the  United  States.  Those  standards  require  that we plan and perform the audit to obtain  reasonable  assurance about whether the statement of  assets  and  liabilities  is  free  of  material  misstatement.  An  audit includes  examining,  on a test  basis,  evidence  supporting  the amounts and disclosures  in the  statement  of  assets  and  liabilities.  An  audit  also includes  assessing the accounting  principles used and significant  estimates made by  management,  as well as evaluating  the overall  financial  statement presentation.  We believe that our audit  provides a reasonable  basis for our opinion.

In our  opinion,  the  statement of assets and  liabilities  referred to above presents  fairly,  in all material  respects,  the  financial  position of OFI
Tremont  Market  Neutral Hedge Fund at December 16, 2002,  in conformity  with accounting principles generally accepted in the United States.

                                    /s/ ERNST & YOUNG LLP
                                    ----------

New York, New York
December 16, 2002

                    OFI Tremont Market Neutral Hedge Fund

                     Statement of Assets and Liabilities
                              December 16, 2002

ASSETS:
Cash                                                  $100,000

LIABILITIES:                                                      -----
                                                         ---------
Net Assets                                            $100,000
                                                      ========

NET ASSETS - Applicable to 100 shares
of beneficial interest outstanding, no par value,
unlimited shares authorized                                 $100,000
                                                        ----------
NET ASSET VALUE PER SHARE (net assets divided by                      $1,000
100 shares of beneficial interest)

Notes to Statement of Assets and Liabilities
Note 1.  Organization

      OFI Tremont Market Neutral Hedge Fund (the "Fund"), was organized as a business trust in the Commonwealth of Massachusetts on May 24, 2002 as
      a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended.  The Fund has had no operations through December 16, 2002 other than those relating to organizational matters and the sale and issuance of 100 shares of beneficial interest to OppenheimerFunds, Inc. ("OFI").

      On October 21, 2002, the Fund's Board of Trustees (the "Board")
      approved an Investment Advisory Agreement with OFI Institutional Asset
      Management, Inc. (the "Adviser"), a wholly-owned subsidiary of OFI, and a Distributor's Agreement with OppenheimerFunds Distributor, Inc.
      ("OFDI"), a wholly-owned subsidiary of OFI. Tremont Partners, Inc., an affiliate of the Adviser, serves as the Fund's investment manager (the
      "Investment Manager").

      The Fund's investment objective is to seek long-term capital appreciation consistent with preservation of capital while attempting to generate positive returns over various market cycles.

      The Fund may offer from time to time to repurchase outstanding shares pursuant to written tenders by shareholders.  Repurchase offers will be made at such times and at such terms as may be determined by the Board, in its sole discretion, and generally will be offers to repurchase a specified dollar amount of outstanding shares. The Adviser expects that it will recommend to the Board that the Fund offer to repurchase shares as of December 31, 2003, and thereafter, four times each year, as of the last business day in March, June, September and December. A redemption fee equal to 1.00% of the value of shares repurchased by the
      Fund will apply if the date as of which the shares are to be valued for purposes of repurchase is less than one year following the date of a shareholder's initial investment in the Fund.

Note 2.  Significant Accounting Policies

      The Adviser has assumed all organization and initial offering costs which are estimated at $135,000.

      The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States which may require the use of management estimates and assumptions.  Actual results could differ from those estimates.

      The Fund intends to comply in its initial fiscal year and thereafter with provisions of the Internal Revenue Code applicable to regulated investment companies and as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) distributed to shareholders.

Note 3.  Fees and Other Transactions with Affiliated Parties

      The Fund will pay the Adviser a monthly fee (the "Management Fee")
      computed at the annual rate of 1.25% of the Fund's aggregate value of outstanding shares determined as of the last day of each month (before any repurchases of shares).
      In addition, the Fund will pay the Adviser a monthly administrative fee computed at the annual rate of 0.15% of the Fund's aggregate value of outstanding shares determined as of the last day of each month (before any repurchases of shares).

      OppenheimerFunds Services ("OFS"), a division of OFI, acts as the transfer and shareholder servicing agent for the Fund.  OFDI acts as the Fund's principal underwriter in the continuous offering of shares of the Fund in reliance on Rule 415 under the Securities Act of 1933.

A-1

                                  Appendix A

                           Industry Classifications

A)

A)    Basic Materials

1)    Chemicals
2)    Forest Products & Paper
3)    Iron/Steel
4)    Mining
B)    Communications

5)    Advertising
6)    Internet
7)    Media
8)    Telecommunications
C)    Consumer, (Cyclical)

9)    Airlines
10)   Apparel
11)   Auto Manufacturers
12)   Auto Parts & Equipment
13)   Distribution/Wholesale
14)   Entertainment
15)   Food Service
16)   Home Builders
17)   Home Furnishings
18)   Housewares
19)   Leisure Time
20)   Lodging
21)   Office furnishings
22)   Retail
23)   Storage/Warehousing
24)   Textiles
25)   Toys/Games/Hobbies
D)    Consumer, (Non-Cyclical)

26)   Agriculture
27)   Beverages
28)   Biotechnology
29)   Commercial Services
30)   Cosmetics/Personal Carte
31)   Food
32)   Healthcare-Products
33)   Healthcare-Services
34)   Household Products/Wares
35)   Pharmaceuticals
E)    Diversified

36)   Holding Companies-Divers
F)    Energy

37)   Coal
38)   Energy-alternate Sources
39)   Oil & Gas
40)   Oil & Gas Services
41)   Pipelines
G)    Financial

42)   Banks
43)   Closed-end Funds
44)   Country Funds-Closed-end
45)   Diversified Financial Service
46)   Insurance
47)   Investment Companies
48)   REITS
49)   Real Estate
50)   Savings 7 Loans
51)   Venture Capital
H)    Industrial

52)   Aerospace/Defense
53)   Building Materials
54)   Electrical Company & Equipment
55)   Electronics
56)   Engineering & construction
57)   Environmental Control
58)   Hand/Machine Tools
59)   Machinery - Construction & mining
60)   Machinery - Diversified
61)   Metal Fabricates/Hardware
62)   Miscellaneous Manufacture
63)   Packaging & Containers
64)   Shipbuilding
65)   Transportation
66)   Trucking & Leasing
I)    Technology

67)   Computers
68)   Office/Business Equipment
69)   Semiconductors
70)   Software
J)    Utilities

71)   Electric
72)   Gas
73)   Water

OFI Tremont Market Neutral Hedge Fund
6803 South Tucson Way
Centennial, Colorado  80112
1.800.858.9826

Adviser
OFI Institutional Asset Management,  Inc.
498 Seventh Avenue
New York, New York  10018

Investment Manager
Tremont Partners, Inc.
555 Theodore Fremd Avenue
Rye, New York 10580
1.914.925.1884

Distributor
OppenheimerFunds Distributor, Inc.
498 Seventh Avenue
New York, New York 10018

Transfer Agent
OppenheimerFunds Services
6803 South Tucson Way
Centennial, CO  80112

Custodian Bank
Citibank, N.A.
399 Park Avenue
New York, NY  10043

Independent Auditors
Ernst & Young LLP
5 Times Square
New York, NY  10036

Fund Counsel
Mayer, Brown, Rowe & Mawe
1675 Broadway
New York, NY 10036

Special Fund Counsel
Schulte, Roth & Zabel LLP
919 Third Avenue
New York, NY 10022
PX481.001.0103

--------
1 The address of each Trustee is 6803 S. Tucson Way, Englewood, CO 80112-3924.
2 Each Trustee serves for an indefinite term, until his resignation, death or removal.
3 The inception date of  OFI Tremont Market Neutral Hedge Fund and OFI
  Tremont Core Diversified Hedge Fund is January 2, 2003.
4 The address of Mr. Walcott is 6803 S. Tucson Way, Englewood, CO 80112-3924.
5 Each Trustee serves for an indefinite term, until his resignation, death or removal.
6 Includes shares owned by Mr. Walcott in other Oppenheimer Funds for which he serves as director or trustee.
7 The address of Mr. Murphy is 498 Seventh Avenue, New York, NY 10018.
8 Each Trustee serves for an indefinite term, until his resignation, death or removal.
9 Includes shares owned by Mr. Murphy in other Oppenheimer Funds for which he serves as director or trustee.
10 The address of each Officer is 498 Seventh Avenue, New York, NY 10018 except for Mr. Wixted and Ms. Ives, whose address is 6803 S. Tucson Way,
Englewood, CO 80112-3924.
11 Each Officer serves for an indefinite term, until his or her resignation, death or removal.
12    With  certain  exceptions,  tax-exempt  organizations  which are private foundations  are subject to a 2% Federal  excise tax on their "net  investment income."  The rate of the  excise tax for any  taxable  year may be reduced to
1% if the private foundation meets certain  distribution  requirements for the taxable  year.  A private  foundation  will be  required  to make  payments of estimated tax with respect to this excise tax.